As filed with the Securities and Exchange Commission on April 29, 2026

File No. 002-78020

811-03488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 170	☒

(Check appropriate box or boxes.)

Nassau Life Variable Accumulation Account

(Exact Name of Registered Separate Account)

Nassau Life Insurance Company

(Name of Insurance Company)

One American Row, Hartford, Connecticut 06102-5056

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

860-403-5000

(Insurance Company’s Telephone Number, including Area Code)

Kostas Cheliotis, Esq.

Nassau Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Deferred variable annuity contracts

[Version A]

Big Edge

Group Strategic Edge

The Big Edge Choice (for New York)

The Big Edge Plus®

Nassau Life Variable Accumulation Account

Issued by: Nassau Life Insurance Company (“Nassau”)

PROSPECTUS	May 1, 2026

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options, and also offered optional benefits that are no longer available called guaranteed minimum income benefit. You may allocate premium payments and contract value to one or more of the investment options available under the contract, which include the variable options of the Nassau Life Variable Accumulation Account (“Separate Account”), and the Guaranteed Interest Account (“GIA”). Additional information about each of the investment options available under the contract can be found in Appendix A: Investment Options Available under the Contract. We no longer make new sales of this contract.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Our obligations under the contract are subject to our financial strength and claims-paying ability. The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other state or federal agency.

The contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection, support the recommendation.

For general information, you may send an email request to customer_contact_center@nfg.com.

i

GLOSSARY OF SPECIAL TERMS

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each variable investment option used to determine the value of a contract and the interest in the variable investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each variable investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

Annuitant: The person whose life is used as the measuring life under the contract. The Annuitant will be the primary Annuitant as shown on the contract’s Schedule Page while that person is living, and the contingent Annuitant will become the Annuitant, if the contingent Annuitant is living at the death of the primary Annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of Annuity Units in each variable investment option with assets under the chosen option is equal to the portion of the first payment provided for that investment option divided by the annuity Unit Value for that investment option on the first payment calculation date.

Claim Date: The Valuation Date following receipt of a certified copy of the death certificate at our Customer Service Office.

Contract: The deferred variable accumulation annuity contracts described in this prospectus. In this prospectus, the term may appear in either capitalized form or uncapitalized.

Contract Owner (owner, you, your): Usually, the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the Annuitant will be the owner.

Contract Value: Prior to the Maturity Date, the sum of all Accumulation Units held in the variable investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the variable investment options of the Account and the value held in the GIA plus the value held in the loan security account, less any loan debt.

Customer Service Office (Administrative Office): The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

Group Contract: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

ii

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased owner’s Contract.

Maturity Date: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in “The Annuity Period.” Under the Big Edge Choice for New York contract, the Maturity Date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the Annuitant’s 90th birthday.

Minimum Initial Payment: The amount that you were required to pay when you purchased a contract. We required minimum initial payments of:

●	Non-qualified plans—$1,000

●	Individual Retirement Annuity—$1,000

●	Contracts with a Maturity Date in the first contract year—$10,000 The contract is no longer offered for new sales.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

Net Asset Value: Net asset value of an underlying fund’s shares is computed by dividing the value of the net assets of the fund by the total number of fund outstanding shares.

Required Minimum Distribution (RMD): The annual distribution that must be taken from an IRA/qualified plan during the life of the owner and/ or after the Owner’s death. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no RMD requirement during the Owner’s lifetime from a Roth IRA.

Separate Account: Nassau Life Variable Accumulation Account.

Spouse: Any two persons legally married. Spouse does not include domestic partner, civil union partner, or any other arrangement that is not recognized by a state as a legal marriage.

Valuation Date: A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

1

Overview of the Contract

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract. This annuity contract is between you and Nassau Life. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

Because the contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, the contract is best suited for those with a long term investment horizon. Although you have the ability to make partial withdrawals and/or fully surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in you being assessed a surrender charge, which can be a significant amount. In addition, withdrawals can significantly reduce the value of the death benefit and GMIB and can even result in termination of the GMIB. Failure to hold the contract for the long-term would mean that you lose the opportunity for the performance of your chosen investment options to grow on a tax-deferred basis. Thus, the contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the contract, has a long investment horizon, and has purchased the contract for retirement purposes or other long-term financial planning purposes. The contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Separate Account.

The contract has two phases—the accumulation period and the annuity period. During the accumulation period, you can apply purchase payments to your contract, and we provide a death benefit. You bear the investment risk, whether a gain or loss, for any Contract Value allocated to the Separate Account. Once you begin receiving annuity payments on the Maturity Date, your contract enters the annuity period. During the annuity period, we make annuity payments based on the annuity payment option you elect. When you annuitize, you receive a stream of annuity payments and you will be unable to make withdrawals. Moreover, when you annuitize, the contract’s death benefit and any living benefits terminate.

The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the Contract Value will equal or exceed payments made under the contract.

2

Additional information about each of the investment options is provided in Appendix A to this prospectus.

Contract Features

Purchase Payments and Transfers. You may make purchase payments any time until the Maturity Date, for non-qualified contracts. You can vary the amount and frequency of your purchase payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments. Other than the minimum initial payment, there are no required purchase payments.

You may also elect an asset allocation or strategic program through which to allocate your Contract Value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective Contract Owners will be determined at the sole discretion of Nassau Life.

Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options, including the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more variable investment options. Transfers between the variable investment options are subject to disruptive trading and market timing restrictions.

Withdrawals. You may partially or fully surrender the contract any time for its Contract Value, less any applicable surrender charge and premium tax.

Each year, you may withdraw up to 10% of your Contract Value free of any surrender charge. In addition, contracts issued after May 1, 1996 also permit the charge-free withdrawal of the greater of the Required Minimum Distribution (“RMD”) or 10% of Contract Value. Contracts that were issued prior to May 1, 1996 do not have that “greater of RMD or 10%” free withdrawal feature. See section below entitled Surrender of Contract and Withdrawals.

Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.”

The Guaranteed Minimum Income Benefit (GMIB) is an optional benefit designed to provide a level of annuity payments that is guaranteed even if your Contract Value declines. However, there is not an absolute guarantee of receipt of these payments since, for example, you could die prior to beginning your receipt of these guaranteed annuity payments. Note that withdrawals you take, including loans, can reduce the guaranteed annuitization value and terminate the benefit. The benefit also can terminate automatically (e.g., on the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday). The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. We impose an additional fee if you have elected GMIB.

Death Benefit. The contract provides for payment on the death of the owner or the Annuitant any time before the Maturity Date of the contract. The death benefit under each contract generally is similar, in that (a) for deaths occurring during the first six years after the contract issue date, the death benefit is the greater of net purchase payments (i.e., purchase payments less withdrawals) and Contract Value and (b) for deaths occurring in any subsequent six year period, the death benefit is the greater of the death benefit that would have been payable at the end of the previous six year period (plus net purchase payments) and Contract Value. For Big Edge Choice and Big Edge, the death benefit is simply equal to Contract Value for deaths after age 85. Note that there is no death benefit under the Group Strategic Edge (unallocated) contract.

Loans. Loans are available only to plan participants in plans qualified under Section 403(b) of the Code. With respect to Group Strategic Edge contracts, the loan is made by the third party administrator to the plan or other plan affiliate but a portion of a participant’s Contract Value is withdrawn to serve as collateral for the loan. Where the 403(b) plan holds a contract other than Group Strategic Edge, the loan is made by Nassau Life, and participant Contract Value withdrawn to be held as loan collateral is maintained in a segment of our general account. Taking a loan can result in adverse tax consequences, and also can reduce the guaranteed annuitization value under GMIB or result in termination of the benefit. Loans may significantly reduce the death benefit. In addition, any amount you take as a loan will not participate in the investment performance of the Separate Account and will be charged interest.

3

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge. The surrender charge, and the length of the surrender charge period, varies among the different contract classes offered in this prospectus. For the Big Edge, Big Edge Plus, and Group Strategic Edge (allocated) contracts, the maximum surrender charge is 6% as a percentage of purchase payments withdrawn and a surrender charge applies during the first six years after a purchase payment was made. For the Group Strategic Edge (unallocated) contract, the maximum surrender charge is 6% as a percentage of purchase payments withdrawn and a surrender charge applies during the first ten years after a purchase payment was made. For the Big Edge Choice for New York contract, the maximum surrender charge is 7% as a percentage of purchase payments withdrawn and a surrender charge applies during the first seven years after a purchase payment was made.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn under the Big Edge Choice for New York contract ($6000 under the Big Edge, Big Edge Plus, and Group Strategic Edge contracts). This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges—Surrender Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges—Charges for Administrative Services
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract (varies by contract class)	1.28%(1)	1.40%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%(3)	0.75%(3)

4

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS

(1)      Assessed as a percentage of average Account Value, plus an amount attributable to the Annual Administrative Charge.

(2)      As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3)      Assessed as a percentage of the greater of the guaranteed annuitization value and Contract Value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
$1,443 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $1,1551 (for Big Edge Choice for New York)	$5,210 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $5,274 (for Big Edge Choice for New York)

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of contract classes and Underlying funds fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of contract classes, optional benefits and Underlying funds fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

5

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

●          This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●          Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●          A purchase payment being withdrawn is subject to a surrender charge, until several years have passed since the purchase payment was made.

●          Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●          The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract; Deductions and Charges—Surrender Charges; Federal Income Taxes
What are the Risks Associated with the Investment Options?

●          An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●          Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●          Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●          Transfers to and from the GIA are subject to significant limitations.

●         We reserve the right to limit transfers if frequent or large transfers occur.

●         The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; GIA; Market Timing And Other Disruptive Trading; Appendix B: Financial Intermediary Variations

6

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Any Restrictions on Contract Benefits?

Yes.

●          The benefit provided by the GMIB rider is not available until the later of 7 years after the rider is added to the contract or the contract anniversary following the older annuitant’s 60th birthday.

●          GMIB is irrevocable, once elected.

●          You may not change any Annuitant while the GMIB is in effect.

●          Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

●          Withdrawals and loans may significantly reduce the death benefit.

●          Except as otherwise provided, benefits may not be modified or terminated by us.

●          The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

Benefits Available under the Contract; Guaranteed Minimum Income Benefit Rider (“GMIB”); Payment Upon Death Before Maturity Date; Appendix B: Financial Intermediary Variations
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●          You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●          If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●          Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales Of Variable Accumulation Contracts
Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

7

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Maximum Surrender Charge[1] (as a percentage of purchase payments withdrawn) for the following contracts:
Big Edge, Big Edge Plus®, Group Strategic Edge®—Allocated	6%[2]
Group Strategic Edge®—Unallocated	6%[2]
Big Edge Choice® for New York	7%[2]
Transfer Charge[3]
Maximum	$20
Current	None
Loan Administrative Fee[3]
Administrative Fee (Group Strategic Edge—Allocated and Unallocated)	$125
Administrative Fee (all other contracts)	$15

[1]	A surrender charge is imposed when a contract is surrendered or when purchase payments are withdrawn, if the purchase payments have not been held under the contract for a specified period of time. As detailed in the following tables, a declining surrender charge is assessed in excess of the free withdrawal amount, based on the date the purchase payments were deposited. See “Deductions and Charges—Surrender Charges.”

[2]	The surrender charges for these contracts are as follows:

Big Edge, Big Edge Plus,® Group Strategic Edge®—Allocated

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6

Group Strategic Edge®—Unallocated Contracts:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0-4	5	6	7	8	9	10	+

Big Edge Choice® for New York Contracts:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7	+

[3]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Deductions and Charges.”

[4]	Loans under the contract are available only to contracts sold to 403(b) plans. The fee indicated above is the maximum administrative fee we can impose for processing each loan, but currently we do not assess that charge.

8

The next table describes the fees and expenses that you will pay each year during the time that you own the contract, not including annual fund fees and expenses.

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
ADMINISTRATIVE EXPENSES[1]
Big Edge, Big Edge Plus® and Big Edge Choice® for New York	$35 (maximum fee)
Group Strategic Edge®—Allocated	$30 (maximum fee per participant)
$15 (current fee per participant)
Group Strategic Edge®—Unallocated	$500 (maximum fee per group contract)
$300 (current fee per group contract)
BASE CONTRACT EXPENSES (as a percentage of average account value):
Big Edge	1.25%
Big Edge Plus,® Group Strategic Edge® (Allocated & Unallocated)	1.25%

OPTIONAL BENEFIT EXPENSES

Guaranteed Minimum Income Benefit for Big Edge, Big Edge Plus,® Big Edge Choice® for New York[2]	1.00%
(maximum charge, assessed against greater of guaranteed annuitization value and Contract Value)

Loan Charges3

Loan interest rate differential: equal to excess of interest rate charged on loan over interest credited to amount in loan collateral account. For contracts other than Group Strategic Edge, the loan interest rate differential is equal to 2%. For the Group Strategic Edge contract, contact your plan administrator for information about the loan interest rate differential.

1.	This charge, which we call the annual contract fee, is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

2.	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%. The Guaranteed Minimum Income Benefit is not available with the Group Strategic Edge contract.

3.	Loans under the contracts are available only to contracts sold to 403(b) plans. Interest charged on the loan will exceed interest you earn on your Contract Value held as loan collateral. The difference is a net cost to you.

The next item shows the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying funds available under the contract, including their annual expenses, may be found at the back of this document at Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses[1]	0.27%	5.82%
(Expenses that are deducted from underlying fund assets, including management fees, distribution (12b-1) fees, and other expenses)

1	The fees set forth above do not reflect the effect of any such expense reimbursements or fee waivers that may be in effect. Underlying fund fees are as of 12/31/25, and can vary from year to year.

9

EXPENSE EXAMPLES

These examples are intended to help you compare the cost of investing in the variable options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual underlying fund expenses.

The examples assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the GIA.

The examples assume that you invest $100,000 in the variable options of the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.

(1)	If you surrender your contract at the end of the applicable time period, your maximum costs would be:

Big Edge, Big Edge Plus,® Group Strategic Edge®(allocated)

1 Year	3 Years	5 Years	10 Years
$11,421	$23,127	$34,397	$63,657

Big Edge Choice® for New York

1 Year	3 Years	5 Years	10 Years
$12,414	$24,280	$35,680	$64,389

Group Strategic Edge®(Unallocated)

1 Year	3 Years	5 Years	10 Years
$12,301	$25,653	$37,619	$63,657

(2)	If you annuitize or do not surrender your contract at the end of the applicable time period, your maximum costs would be:

Big Edge, Big Edge Plus,® Group Strategic Edge®(allocated)

1 Year	3 Years	5 Years	10 Years
$7,020	$20,600	$33,592	$63,657

Big Edge Choice® for New York

1 Year	3 Years	5 Years	10 Years
$7,139	$20,924	$34,079	$64,389

Group Strategic Edge®(Unallocated)

1 Year	3 Years	5 Years	10 Years
$7,020	$20,600	$33,592	$63,657

10

Principal Risks of Investing in the Contract

There are risks associated with investing in the contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the underlying funds you select. Each fund may have its own unique risks.

Variable annuities are not a short-term investment vehicle. The surrender charge may apply for a number of years, so that the contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your purchase payments. Significant surrender charges may apply to full or partial withdrawals. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59 1⁄2. Withdrawals, including loans, can significantly reduce the death benefit. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the underlying funds. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each fund. The investment risks are described in the prospectuses for the funds.

If on any Valuation Date the total Contract Value equals zero, or the amount of premium tax you may owe in connection with a contract surrender or partial withdrawal you made is greater than or equal to the Contract Value, the contract will immediately terminate without value.

Risks Related to Guaranteed Minimum Income Benefit. The Guaranteed Minimum Income Benefit is an optional benefit designed to pay a guaranteed amount of annuity payments, even if your Contract Value decreases. Our ability to make these guaranteed payments in a scenario in which your Contract Value has declined is contingent on our having the necessary financial solvency to make such payments. You also should be aware of the possibility that you might die before taking the guaranteed annuity payments, in which case you would have paid the fees for the GMIB without ever realizing the benefits of that feature. In addition, the guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. Withdrawals, including loans, could significantly reduce or terminate the benefit.

Risks Related to Guaranteed Interest Account (GIA). The GIA is one investment option under the contract to which you may allocate purchase payments and Contract Value. You earn a fixed rate of interest under the GIA. That fixed interest rate may be low, and might be substantially less than what you might earn from other investment options under the contract. Payment of amounts under the GIA is contingent on our having the financial solvency to make such payments.

Risks Related to Loans. If your contract is issued to a 403(b) plan and the plan allows loans, you can borrow amounts from your Contract Value. When you take a loan, we set aside as loan collateral an amount equal to the amount delivered to you as a loan. The interest credited to the amount held as loan collateral is less than the interest charged on the loan, and that difference is the net cost of the loan to you. You also should be aware that Contract Value held as collateral does not participate in the performance of the variable investment options, and as such you may miss out on any positive investment performance of those options. Loans made after the GMIB rider date can reduce the benefit value by more than the amount withdrawn and could terminate the benefit. Loans will also reduce the value of the death benefit, perhaps significantly. Loans also can have tax consequences - please see Federal Income Taxes section of this prospectus.

Insurance Company Insolvency. An investment in the contract is subject to the risks related to Nassau Life, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nassau Life. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to meet our obligations under the contract. In particular, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the GIA and the guarantees we make under the GMIB.

Risks Associated with Contract Changes. Among other rights we reserve under the contract, we reserve the right to add or remove variable investment options and substitute underlying funds. We may restrict or prohibit the allocation of additional premium payments or transfers to any variable investment option. We also reserve the right to limit purchase payments and transfers to and from the GIA.

11

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cyber Security and Business Continuity Risks. Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

Nassau Life and the Separate Account

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06115, is a stock life insurance company organized under the laws of the State of New York. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life has been operating as an insurance company since 1851. It was acquired by Nassau Reinsurance Group Holdings LP in 2016. Other affiliates of Nassau Life include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the contracts, and the Nassau Companies of New York, which will provide administrative services for the contracts.

You should send any transaction request (e.g., purchase payments), requests for general customer service forms, and all other correspondence to us at our Customer Service Office (see the Glossary for the address) or such other address that we have communicated in writing. Transaction requests received in good order (i.e., in form and substance acceptable to us) at that address on a given Valuation Date are priced based on the unit value as of the end of that Valuation Date. Transaction requests received in good order on a day other than a Valuation Date are priced based on the unit value in effect as of the end of the next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

12

On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Nassau Life. On July 1, 1992 the Separate Account’s domicile was transferred to New York.

The Separate Account has several variable investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the Contract Value that you contribute and allocate to the Separate Account. Under New York law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we conduct, and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any variable investment option in the Separate Account.

Obligations under the contracts are obligations of Nassau Life. You may make contributions to the GIA which is supported by the assets in Nassau Life’s General Account and such contributions are not invested in the Separate Account. The GIA is part of the General Account of Nassau Life (the “General Account”). The General Account supports all insurance and annuity obligations of Nassau Life and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

Any guarantee under the contract, such as interest credited to the GIA, or any guarantees provided by a rider are paid from our General Account. We are obligated to pay all amounts promised to investors under the contract, subject to our financial strength and claims-paying ability. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks.

The Variable Investment Options

Contract value allocated to a variable investment option will vary based on the investment experience of the corresponding underlying fund in which the variable investment option invests. There is a risk of loss of the entire amount invested.

You choose the variable investment options to which you allocate your purchase payments. These variable investment options are investment options of the Separate Account. The variable investment options invest in the underlying funds. You are not investing directly in the underlying funds. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

13

The underlying funds offered through this product were selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, recommendations of fund families or distributors, and/or the capability and qualification of each sponsoring investment firm. Another factor the Company considered was whether the underlying fund or an affiliate of the underlying fund would compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. The types of compensation paid to the Company by an underlying fund and/or its affiliate are discussed further in the section immediately below entitled “Administrative, Marketing and Support Service Fees”.

The Company periodically reviews the selection of underlying funds offered through this product based on various criteria, including (but not limited to) the criteria described above. Upon review, the Company may add new underlying funds or, subject to applicable law, remove underlying funds. The Company may also restrict allocation of additional premium payments or transfers to an underlying fund if the Company determines the underlying fund no longer meets one or more criteria and/or if the underlying fund has not attracted significant contract owner assets. The Company’s decision whether to add, remove, or restrict an underlying fund may be influenced by whether, and the extent to which, the underlying fund makes payments to the Company.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any underlying fund will achieve its stated investment objective.

Information regarding each underlying fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix to this prospectus. Each underlying fund has issued a prospectus that contains more detailed information about the fund. You can obtain this information at no cost by calling 1-800-541-0171 or by going to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also send an email request to customer_contact_center@nfg.com.

Administrative, Marketing and Support Service Fees

The Company and/or the principal underwriter for the contracts have entered into agreements with the underlying funds or the investment adviser, subadviser, distributor, and/or affiliated companies of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the contracts for providing certain administrative, marketing, or other support services to the underlying funds.

Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

14

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (Rule 12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of the contract owner); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

For additional information concerning the available investment options, please see Appendix A.

GIA

Information regarding the features of the GIA, including (i) its name and (ii) its minimum guaranteed interest rate, is provided in Appendix A to this prospectus.

In addition to the Separate Account, you may allocate purchase payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our General Account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your contract. We will credit compound interest daily on any amounts in the GIA at such rates as we shall determine as described below, but in no event will the effective annual rate of interest be less than 4% (3% for Group Strategic Edge). Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits. We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

We set the interest rate that will apply to any new purchase payments or transfers allocated to the GIA. The rate applicable to a given deposit into the GIA is guaranteed to change no more frequently than once per year. After a one-year guarantee period ends, amounts allocated to the GIA may be credited interest at a different interest rate. We declare interest rates for the GIA in our discretion, subject to the guaranteed minimum interest rate.

Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the total Contract Value allocated to the GIA may be transferred out to one or more of the variable investment options over a consecutive 4-year period according to the following schedule:

● Year One:	25% of the total value

● Year Two:	33% of remaining value

● Year Three:	50% of remaining value

● Year Four:	100% of remaining value

Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

15

Because of exemptive and exclusionary provisions, we have not registered interests in our General Account under the Securities Act of 1933. Also, we have not registered our General Account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts. These disclosures, however, are subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Deductions and Charges

Guaranteed Minimum Income Benefit Rider Fee (Big Edge, Big Edge Plus,® Big Edge Choice® for New York contracts only)

The current and historical fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%. In each case, the GMIB fee percentage is multiplied by the greater of guaranteed annuitization value and the Contract Value.

The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, including the GIA, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit. Currently the fee percentage for this rider varies as indicated above and each such percentage is multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

Surrender Charges

A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the maturity date under annuity payment options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity payment option K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

The surrender charge is deducted with respect to purchase payments withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. Each year, you may withdraw up to 10% of your Contract Value free of any surrender charge. In addition, contracts issued after May 1, 1996 also permit the charge-free withdrawal of the greater of the Required Minimum Distribution (“RMD”) or 10% of Contract Value. Contracts that were issued prior to May 1, 1996 do not have that “greater of RMD or 10%” free withdrawal feature. See section below entitled Surrender of Contract and Withdrawals.

16

The surrender charges, expressed as a percentage of purchase payments withdrawn in excess of the 10% allowable amount, are as follows:

Big Edge, Big Edge Plus,® Group Strategic Edge®—Allocated

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6

Group Strategic Edge®—Unallocated Contracts:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0-4	5	6	7	8	9	10	+

Big Edge Choice® for New York Contracts:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7	+

Amounts deducted to pay partial withdrawals are subject to a surrender charge. You may request that the surrender charge be deducted from the amount you have requested as a withdrawal, in which case the amount you actually receive will be reduced to reflect the surrender charge amount. Alternatively, you may request that the net amount you receive be a specified dollar amount, in which case we “gross up” the withdrawal amount so you receive the amount you requested and surrender charges are taken instead from your Contract Value. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

Please note the following regarding Group Strategic Edge (allocated) contracts. Such allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

●	death of a participant

●	disability

●	demonstration of financial hardship

●	separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

●	participant loan

●	purchase of annuity contract, retired life certificate, or the election of life expectancy distribution option.

Please note the following with respect to the Group Strategic Edge (unallocated) contract. If purchase payments are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Nassau Life.

A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the Contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the purchase payments withdrawn in excess of the 15% allowable amount, is set forth in the table on the previous page for Group Strategic Edge — Unallocated Contracts.

17

For both Group Strategic Edge — Allocated and Group Strategic Edge — Unallocated contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Nassau Life terminates the contract, no surrender charge will apply.

Tax

Tax is considered to be any tax charged by a state or municipality on purchase payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. Premium taxes are incurred when purchase payments are made (with respect to the States that impose such taxes). We pay premium taxes to the applicable States when required to do so by the State. We recoup premium taxes we paid with respect to purchase payments made by a contract owner as allowed by applicable State law, which could be upon the earlier of when the contract owner takes a partial withdrawal, surrenders the contract or annuitizes and when a death benefit is paid.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Charges for Mortality and Expense Risks

While you bear the investment risk of the variable investment options in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

To compensate for assuming these risks, we currently charge each variable investment option the daily equivalent of .40% annually of the current value of the investment option’s net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) Under the Big Edge Choice for New York contract, there is a mortality and expense risk charge equal to 1.25% annually as well as the daily administrative fee equal to 0.13% of Separate Account assets annually. No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Nassau Life.

We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

18

Charges for Administrative Services

We are responsible for administering the contract. In doing so, we maintain an account for each contract owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse 1851 Securities, Inc. (“1851”) for any expenses incurred by it as “principal underwriter.”

To cover certain of its costs of administration, such as preparation of billings and statements of account, Nassau Life generally charges each contract $35 each year prior to the contract’s maturity date. A reduced charge may apply in certain situations. The $35 charge is the maximum annual contract fee for Big Edge, Big Edge Plus, and Big Edge Plus for New York. The current annual contract fee for Big Edge, Big Edge Plus, and Big Edge Choice for New York also is $35, unless waived as described in the next sentence. We waive this charge for those contracts maintaining contract values in excess of $50,000. This charge is deducted from each investment option, including the GIA, in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. Under the Group Strategic Edge contract, the administrative fee is calculated differently. Specifically, under the Group Strategic Edge Allocated contract, there is a fee per participant, which is equal to a maximum of $30 (the current fee is $15 per participant). Under the Group Strategic Edge Unallocated contract, the fee is based on the group contract as a whole, and is equal to a maximum fee per group contract of $500 (the current charge is $300 per group contract).

If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Nassau Life or its affiliates and their spouses; or to employees or agents who retire from Nassau Life or its affiliates or 1851, or its affiliates or to registered representatives of broker-dealers with whom 1851 has selling agreements.

Transfer Charge

Allowing you to effect transfers of your Contract Value is one administrative service we provide for a fee. We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.

Loan Charges

We also provide, as an administrative service to 403(b) plan participants, the ability to take a loan that is secured by the participant’s Contract Value. We impose a one-time administrative fee for processing any such loan. With respect to loans under a Group Strategic Edge contract, we impose a $125 administrative charge. With respect to loans under a contract other than a Group Strategic Edge contract, we impose an administrative fee of $15. In addition to these administrative fees, there is an interest rate differential. That is, interest charged on the loan will exceed interest you earn on your Contract Value held as loan collateral. The difference is a net cost to you. That net cost is 2% for Contracts other than Group Strategic Edge. For Group Strategic Edge contracts, please contact your plan administrator for details regarding the net cost.

19

Other Charges

Charges are deducted from, and expenses paid out of, the assets of the underlying funds, as described in the prospectuses for the funds.

The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

An Accumulation Unit is used to calculate the value of a contract. Each variable investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of a variable investment option purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that investment option next determined after receipt of the payment. The value of the Accumulation Units of a variable  investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

On any date before the Maturity Date of the contract, the total value of the Accumulation Units in a variable investment option can be computed by multiplying the number of such units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each variable investment option and their current value will be reported to you at least annually.

Each subaccount of the Account invests in an underlying mutual fund or a single series of an underlying mutual fund. Each such underlying fund or series has a Net Asset Value that can vary each business day. To calculate the Accumulation Unit Value of each subaccount each business day, we deduct the daily equivalent of the base contract charge under this contract (at the annual rate indicated in the Fee Tables) from the Net Asset Value of that fund or series. This calculation is done every day the NYSE is open for trading. Because, as indicated, Accumulation Unit Values are calculated based on underlying fund Net Asset Values, the investment performance of the underlying funds (which is affected among other things by fund expenses) impacts the value of Accumulation Units.

Purchase of Contracts

The contract is no longer offered to new investors. Thus, the discussion in this section concerning the procedures for the initial acquisition of the contract reflects the procedures that applied when new sales of the contract were made.

We require minimum initial payments of:

●	Non-qualified plans—$1,000

●	IRA/Qualified Plans—$1,000

●	Contracts with a Maturity Date in the first contract year—$10,000

20

The initial payment is due and payable before the contract becomes effective. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Customer Service Office for information regarding this service.

The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Nassau Life. While the annuitant is living and the contract is in force, payments may be made any time before the maturity date of a contract.

With respect to previous sales of the contract, your initial payments were applied within two business days of our receipt, if the application for a contract was complete. If an incomplete application was completed within five business days of receipt your payment was applied within two business days of the completion of the application. If we did not accept that application within five business days or if an order form was not completed within five business days of receipt by us, then your payment was immediately returned. You could request us to hold your purchase payment after the five day period while the application is completed and within two business days after completion we applied your purchase payment. Please note that prior to the completion of your application or order form, we held the purchase payment in a suspense account, which is a noninterest bearing account.

Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Customer Service Office. Additional payments allocated to variable investment options are used to purchase Accumulation Units of the investment option(s), at the value of such units next determined after the receipt of the payment at our Customer Service Office.

Payments received under the contracts will be allocated in any combination to any investment option, including the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the money market investment option. Changes in the allocation of payments will be effective as of receipt by our Customer Service Office of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you. In particular, such current allocation instructions are what we will follow when determining how to allocate a premium payment we receive that lacks separate allocation instructions or that is not in good order with respect to its allocation instructions.

For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

●	the makeup and size of the prospective group; or

●	the method and frequency of payments; and

●	the amount of compensation to be paid to registered representative(s) on each payment.

Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

21

Benefits Available Under the Contract

The following benefits and other features are available during the accumulation period:

The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Death benefit provides that (a) for deaths occurring during first six years after contract issue date, death benefit is greater of net purchase payments and Contract Value and (b) for deaths occurring in any subsequent six year period, death benefit is greater of death benefit that would have been payable at the end of previous six year period (plus net purchase payments) and Contract Value. For Big Edge Choice and Big Edge, death benefit is simply equal to Contract Value for deaths after age 85. Under Group Strategic Edge (unallocated) death benefit is the cash value attributable to the participant, subject to the terms and conditions of the plan.	Standard	None

●      If beneficiary does not elect any death benefit payout option, and the death benefit amount is more than $5000, then proceeds generally are applied to Concierge Account (a retained asset account)

●      Withdrawals can significantly reduce the death benefit.

Asset Allocation and Strategic Programs	Programs involving allocation of Contract Value to underlying funds, designed to maximize returns and limit effects of market volatility for given level of risk tolerance	Optional	None	● May participate in only one program at a time ● Programs may be discontinued or modified in the future ● Programs are not available with the Group Strategic Edge contract.
Asset Rebalancing Program	Automatically rebalances selected variable investment options to maintain original percentage allocations	Optional	None	● Cannot use while Dollar Cost Averaging Program in effect ● Not available to Group Strategic Edge contracts ● Not available with GMIB

22

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Interest Investment Program	Automatically transfers interest earned on purchase payments allocated to GIA to variable investment options within Separate Account	Optional	None

●      Must have at least $10,000 in GIA at all times to keep program in effect

●      Transfers under program not subject to general restrictions applicable to GIA transfers

●      Not available to those investing via bank draft program or while Dollar Cost Averaging Program or Asset Rebalancing Program in effect (The bank draft program allows the customer to make purchase payments through a direct transfer of funds from a bank account)

●      Not available to Group Strategic Edge contracts

Dollar Cost Averaging Program	Automatically transfers Contract Value to variable investment options or GIA on monthly, quarterly, semiannual, or annual basis	Optional	None

●      Subject to minimum initial and subsequent transfer amounts

●      Transfers under program not subject to general restrictions applicable to GIA transfers

●      Not available to those investing via bank draft program

● Enhanced Dollar Cost Averaging not available to Group Strategic Edge contracts ● Not available with GMIB or Asset Rebalancing.

23

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from variable investment options or GIA	Optional	None

●      Not available on or after Maturity Date

●      Surrender charges, income taxes, penalty taxes, and premium taxes may apply.

●      Systematic withdrawals will reduce the Contract Value and the death benefit, and may reduce or terminate the GMIB.

Guaranteed Minimum Income Benefit (GMIB)	Guarantees minimum monthly fixed annuity payments	Optional	1.0%, multiplied by greater of the guaranteed annuitization value or Contract Value on date fee is deducted

●      Benefit under rider not available until later of 7 years after rider is added or contract anniversary following older Annuitant’s 60th birthday.

●      Election of benefit rider is irrevocable

●      Withdrawals, including loans, can reduce the guaranteed annuitization value by an amount that is more than the dollar amount of the withdrawal. Withdrawals can reduce or terminate the benefit.

●      GMIB not available to Group Strategic Edge contracts

●      If you die before beginning your receipt of GMIB annuity payments, you would have paid the fee for GMIB without realizing any corresponding benefit.

● The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value.

24

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Surrender Charge	Surrender charges waived in certain scenarios (e.g., during first contract year withdraw up to 10% of Contract Value without a surrender charge; surrender charges waived upon death and generally upon annuitization). Group Strategic Edge contracts have different provisions.	Standard	No additional charge for sales charge waiver provisions	● Absent such waivers, you may pay a surrender charge upon a withdrawal
Loan Feature for participants in Section 403(b) plans	Allows 403(b) plan participants to take a loan against their Contract Value	Optional	Charge for each loan taken is $125 under the Group Strategic Edge contract and a $15 maximum charge for other contracts

●      Loans may reduce the Contract Value and the death benefit, may reduce the values under GMIB or terminate that benefit, and may have tax consequences.

●      The portion of the Contract Value held as loan collateral does not participate in the investment performance of the variable investment options

Payment Upon Death Before Maturity Date

Who Receives Payment

●	Death of an Owner/Annuitant

If the owner/annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance. The death benefit you have depends which of the contracts offered in this prospectus you have purchased.

Death of an Annuitant who is not the Owner

If the owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant and the contract continues. If there is no contingent Annuitant, the death benefit will be paid to the owner’s beneficiary.

●	Death of Owner who is not the Annuitant

If the owner who is not the Annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse, and the spouse elects to continue the contract. The survival of the Annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

●	Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

25

●	Qualified/IRA Contracts

Under qualified contracts, the death benefit is paid at the death of the participant who is the Annuitant and owner under the contract.

Death benefit payments must satisfy distribution rules. See “Federal Income Taxes.”

●	Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary Annuitant is treated as the death of the owner.

Amount of Death Benefit

Death Benefit Amount For Big Edge Contract

Upon the death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85):

Death occurring in the first 6-year period following the contract date—the greater of:

a.	100% of payments, less any withdrawals; or

b.	the Contract Value as of the claim date.

Death occurring in any subsequent 6-year period—the greater of:

a.	the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

b.	the Contract Value as of the claim date.

Upon the death of the Annuitant or Owner/Annuitant who has reached the Maturity Date (age 85), the death benefit (less any deferred premium tax) equals the Contract Value on the claim date.

Death Benefit Amount For Big Edge Choice for New York Contract

Prior to Annuitant’s 85th birthday: If death occurs in the first six year period following the issue date, the death benefit is the greater of:

a)	100% of purchase payments, less any withdrawals; or

b)	The Contract Value as of the claim date

If death occurs in any subsequent six year period, the death benefit is the greater of:

a)	The death benefit that would have been payable at the end of the previous six year period, plus any purchase payments, less any withdrawals made since that date; or

b)	The Contract Value as of the claim date.

After the Annuitant’s 85th birthday: The death benefit equals Contract Value on the claim date.

Death of Owner who is not the Annuitant: The death benefit is the greater of:

a)	100% of purchase payments, less any withdrawals; or

b)	The Contract Value as of the claim date

Death Benefit Amount for Big Edge Plus Contract:

If death occurs in the first six year period following the issue date, the death benefit is the greater of:

a)	100% of purchase payments, less any withdrawals; or

b)	The Contract Value as of the claim date

26

If death occurs in any subsequent six year period, the death benefit is the greater of:

a)	The death benefit that would have been payable at the end of the previous six year period, plus any payments, less any withdrawals made since that date; or

b)	The Contract Value as of the claim date.

Death Benefit Amount for Group Strategic Edge Contract (allocated):

If death occurs in the first six years that a participant has had an account under the Contract, the death benefit is the greater of:

(a)	the sum of all purchase payments made by the participant less any prior withdrawals or;

(b)	the participant’s accumulated value under the contract on the date of our receipt of a copy of the certificate of death.

If death occurs after the first six year period or any subsequent six year period, then the death benefit is the greater of:

(a)	the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or;

(b)	the participant’s accumulated value under the contract on the date of our receipt of a copy of the certificate of death.

The Guaranteed Death Benefit is reset and locked in for the next six year period and will never go down.

Under the Group Strategic Edge (unallocated) contract, upon the death of a participant, the death benefit is the cash value attributable to the participant, subject to the terms and conditions of the plan. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

If the beneficiary makes no election regarding how the death benefit is to be paid out and the death benefit amount is more than $5000, then we will transfer the death benefit amount to the Concierge Account, a retained asset account. If there is no such election but the death benefit amount is $5000 or less, then we deliver the death benefit proceeds in the form of a check. A beneficiary who does elect the manner in which the death benefit is settled can choose from several options, including lump sum, continuing the contract (if a surviving spouse), applying the death benefit proceeds to an annuity option, or affirmatively electing that the death benefit proceeds be transferred to the Concierge Account. In settlement-related materials that we deliver to beneficiaries to help them with their choice, we describe the available annuity options—which are a subset of the annuity options set forth in this prospectus (e.g., life annuity with specified period certain). Depending upon state law, the death benefit payment may be subject to state inheritance taxes, estate taxes, and/or premium taxes, and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see Federal Income Taxes.” At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable. A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

The amount of a death benefit is determined as of the claim date, which is the date on which we receive due proof of death in good order. We pay death benefit proceeds within seven days after receipt of due proof of death in good order. No surrender charge is imposed on the death benefit amount, regardless of how the death benefit amount is paid out. The death benefit amount is reduced by the amount of any outstanding loan and accrued loan interest.

27

As an illustration of how the death benefit is calculated, assume that that the Big Edge contract is the contract that is held. If (a) the contract date were January 1, 2021 (b) death occurred on January 2, 2023 when the owner was 79 (c) total purchase payments (less withdrawals) had been $100,000, and (d) the Contract Value was $90,000, then the death benefit would be $100,000. Using the same assumptions (except substituting the assumption that the owner dies later at age 86), the death benefit would simply equal the Contract Value (i.e., $90,000).

Payment Upon Death After Maturity Date

If an owner who also is the Annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the Annuitant’s death. If the Annuitant who is not the owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the contract beneficiary according to the payment option in effect at the time of the Annuitant’s death.

If an owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.

The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Retained Asset Account

If the beneficiary makes no election as to how death benefit proceeds are to be distributed, and the death benefit amount is more than than $5000, then the proceeds of the death benefit payable to an individual, trust or estate generally will be applied to the Concierge Account (“CA”), an interest-bearing draft account with check writing privileges. The CA is generally not offered to corporations or similar entities. The beneficiary may opt out of the CA at any time by writing a check from the CA for the full amount of the balance or by calling our Customer Service Office (see Glossary for address and phone number). A supplementary contract may be issued when death benefit proceeds are paid through the CA.

The CA is part of our General Account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the CA. As part of our General Account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the CA. The guarantee of principal is based on the claims-paying ability of the Company and principal is covered by the state guaranty association. Interest paid on amounts in the CA is taxable as ordinary income in the year such interest is credited. Amounts in the CA may become subject to state abandoned and unclaimed property laws.

Additional Programs

Depending on the terms of your specific contract and any optional riders purchased, you may be eligible to elect one of the additional programs described below.

Asset Allocation and Strategic Programs

Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of variable investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

28

For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.”

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option

If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. Subject to the terms of your specific contract and any optional riders purchased, you may, at any time, switch your current program or option to another program or cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our New York Customer Service Office (see Glossary for address). If you are enrolled in a program that is eliminated, you will receive notice and you may (depending on the terms of your specific contract and any optional riders purchased) be enrolled in an alternative program or choose, in consultation with your registered representative, among the other programs available at that time.

These programs are not available with the Group Strategic Edge contract.

The following programs are currently available, except as indicated:

●	AllianceBernstein Balanced Hedged Allocation Portfolio

The AllianceBernstein Balanced Hedged Allocation Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

●	Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, purchase payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Income VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

●	Franklin Templeton Perspectives Allocation Strategy

Through the Franklin Templeton Perspectives Allocation Strategy, purchase payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

29

●	Franklin Dyna Tech VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

●	Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

Since June 22, 2009, new elections of these asset allocation options have not been allowed. Thus, the discussion here is pertinent only to those who had opted for this program prior to that date and who continue to participate in the program.

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

●	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

●	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

●	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

●	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

●	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Ibbotson options, your purchase payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the Valuation Date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

●	Morningstar Asset Allocation Series

The Morningstar Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFs, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

●	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Balanced ETF Asset Allocation Portfolio—Class II

30

●	Morningstar Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Aggressive Growth ETF Asset Allocation Portfolio—Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the variable investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. For example, if your selected percentages specified 20% of Contract Value allocated to the subaccount investing in underlying fund A, 70% of Contract Value allocated to the subaccount investing in underlying fund B, and 10% of Contract Value allocated to the subaccount investing in underlying fund C, and investment performance caused those allocations to change, we would rebalance back to those percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding valuation date. You may start or discontinue this program at any time by submitting a written request or calling our Customer Service Office (see Glossary for address). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the variable investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, purchase payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the variable investment option from which funds will be transferred (sending investment option), and if the value in that investment option drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. For example, if you had $3600 in GIA, you could transfer $600 per month to your desired subaccounts until the $3600 had been transferred completely after 6 months.

Upon completion of the Dollar Cost Averaging Program, you must notify us at (800) 541-0171 or in writing to our Customer Service Office (see Glossary for address) to start another Dollar Cost Averaging Program.

All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

31

The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Customer Service Office.

After the cancellation date, you may transfer the net value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the variable investment options without being subject to the Maximum GIA Percentage.

We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

If you own the GMIB, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program.

If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Ibbotson Strategic Asset Allocation Program.

If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

We may at different times offer an Interest Investment Program. Under this program, interest earned on purchase payments allocated to the GIA will automatically be transferred out to any of the variable investment options under the separate account.

You may elect to transfer interest earned on purchase payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next Valuation Date.

32

You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at (800) 541-0171 or write to our Customer Service Office (see Glossary for address). As an example, if you had $10,000 in GIA and the crediting rate were 1%, you could have automatically transferred the $100 interest earned per year.

Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, including the GIA, bearing a pro rata share. For example, you could specify that $500 be withdrawn each quarter, and the $500 would be taken pro rata from each investment option automatically.

The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

You may start or terminate this program by sending written instructions to our Customer Service Office (see Glossary for address) in the manner or format specified by us. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1⁄2. See “Federal Income Taxes.”

Guaranteed Minimum Income Benefit (“GMIB”) Rider (Big Edge, Big Edge Plus,® Big Edge Choice® for New York contracts only)

This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.

33

A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

This benefit is not available to you if you are the beneficiary of a deceased owner’s contract and are utilizing this contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

B	=	the sum of purchase payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each purchase payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

D	=	any tax that may be due.

After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all purchase payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the guaranteed annuitization value on the contract anniversary following the older annuitant’s 85th birthday.

B	=	the sum of purchase payments made after the contract anniversary following the older annuitant’s 85th birthday.

C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.

D	=	any tax that may be due.

Guaranteed Annuitization Value Reduction

A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.

34

Effective Annual Rate

On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

4.	each contract anniversary

Examples Illustrating How GMIB Operates

Example: Calculation of Guaranteed Annuitization Value

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.05^3) + $200,000) x 1.05^4) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

If the roll-up stops at age 80, then the following example should be used:

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

If the roll-up stops at age 85, then the following example should be used:

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 6th contract anniversary (at age 85).

The Guaranteed Annuitization Value at age 85 is equal to $134,010 ($100,000 x 1.05^6). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $334,010 ($134,010 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

35

Example: Calculation of Guaranteed Annuitization Value Reduction

Assume the Guaranteed Annuitization Value is $175,000, the Contract Value is $150,000 and the contract owner withdraws $10,000.

The $10,000 withdrawal will reduce the Guaranteed Annuitization Value by the same proportion as it reduces the Contract Value. A withdrawal of $10,000 will reduce the Contract Value by 6.67% (1 – ($140,000 / $150,000) and therefore the Guaranteed Annuitization Value by $11,667 (6.67% x $175,000). The Guaranteed Annuitization Value after the withdrawal will be $163,333 ($175,000 – $11,667).

Termination of This Rider

You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;

2.	the termination of the contract to which this rider is attached;

3.	the date a death benefit becomes payable under the contract to which this rider is attached;

4.	the date annuity payments commence under the contract to which this rider is attached; and

5.	the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options

Under this rider, you may only elect one of the following annuity payment options:

GMIB Option A—Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.

GMIB Option B—Non-Refund Life Annuity: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if you were to die prior to the first annuity payment being made.

GMIB Option D—Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living. This option is only available if the Annuitant and joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if both Annuitants were to die prior to the first annuity payment being made.

GMIB Option F—Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the Annuitant and joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.

36

Not all payment options described above will necessarily meet minimum required distribution rules for qualified contracts. In particular, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payment option with a qualified contract.

Important information regarding the GMIB

While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

●	The GMIB does not guarantee Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

●	The GMIB is irrevocable once elected.

●	You may not change any Annuitant or joint Annuitant while the GMIB is in effect.

●	The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

●	You should consult with a qualified financial advisor if you are considering the GMIB.

●	The GMIB is only available if approved in your state and if we offer it for use with the contract.

●	The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than Contract Value.

Participant Loans Under 403(b) Plans

Loans from the Contract are made only to those who are plan participants invested in a contract we have sold to a plan qualified under Section 403(b) of the Code. Our loan procedures differ, depending on whether the contract issued to the 403(b) plan is Group Strategic Edge or another contract described in this prospectus.

Loans to Participants in Group Strategic Edge Contract.

With respect to loans to participants in a Group Strategic Edge contract, a request for a loan made by a 403(b) plan participant is initiated by a communication from the plan’s third-party administrator, contract owner or plan participant to us. In order to be eligible to take a loan against the participant’s Contract Value, the requested loan amount must be $1000 or more and the value of the participant’s interest in the group contract must be at least $2000 after the loan is made. The maximum loan amount is $50,000. There is a one-time administrative fee for each loan, equal to $125. The plan participant may pay that amount either in cash or through redeeming Contract Value for that amount (there is no surrender charge on that withdrawal).

When a participant requests a loan, the participant must either specify the investment options from which the loan amount is funded by dollar amount or percentage (where the percentages indicated must add to 100%) or agree that the loan amount will be funded by withdrawing the loan amount from the investment options on a pro rata basis (i.e., according to the proportion that the value of each investment option bears to the entire participant Contract Value). If neither option is specified by the participant, the loan request is considered as not-in-good-order and the participant is so informed.

The amount withdrawn from the participant’s Contract Value to fund the loan is transferred to the plan third party administrator which (a) holds that amount as collateral and (b) loans the requested amount to the plan participant and charges an interest rate therefor. (The loan amount also may be sent directly to the participant).

37

Given that for loans under Group Strategic Edge the third party administrator makes the loan to the participant and holds the collateral, participants should check with their plan administrator with regard to the interest rate charged on the loan and the interest credited to the amount held as collateral. Because the interest rate charged to a participant for the loan will exceed the interest rate granted to the participant while the collateral is held, the difference represents a cost of the loan to the participant.

As part of the process by which a participant takes a loan, the participant also commits to a loan repayment schedule (e.g., paying off the loan on a monthly basis). Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and also will reduce the amount held as loan collateral by the same amount. After payment of accrued loan interest, payments will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.

Under section 72(p) of the Code, if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Because a participant loan is funded through a withdrawal from the contract, amounts borrowed under a contract do not participate in the investment experience of the Separate Account. As such, loans can affect the Contract Value, the death benefit, and optional benefits whether or not the loan is repaid. It also is the case that Contract Value at surrender and the amount of the death benefit (where the death benefit amount is based on Contract Value) will be reduced by the amount of any outstanding loan (and accrued interest).

Loans to Participants in Contracts Other Than Group Strategic Edge.

For these contracts issued as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code, the minimum loan amount is $1000. The maximum loan amount cannot be more than the greater of (a) 90% of the first $10,000 of Contract Value minus any surrender charge (b) 50% of the Contract Value minus any surrender charge and (c) with respect to any amount taken from the GIA to fund the loan, the amount withdrawn from GIA may not exceed the greater of $1000 or 25% of the Contract Value in GIA when the loan is made. In no event can the loan amount exceed $50,000. In connection with each loan, there is an administrative charge equal to a maximum of $15 but currently we do not impose any such charge.

A participant may request (a) a proportionate loan, in which amounts withdrawn from Contract Value in connection with the loan are taken pro rata from the investment options in which the participant’s Contract Value is invested at the time of the loan request or (b) a loan as to which the participant specifies the investment options as to which amounts will be withdrawn and the amount to be withdrawn from each investment option. If the participant fails to specify either option, we will process the loan as a proportionate loan.

Amounts withdrawn from the participant’s investment options in connection with a loan are not subject to a surrender charge when withdrawn and are deposited into our loan security account, which is part of our general account. In the Federal Truth in Lending Disclosure that we will deliver to the participant when the loan is made, we will disclose, among other things (a) the differential between interest credited to amounts held as collateral in the loan security account and the interest rate we charge on the loan and (b) the loan repayment schedule. Generally, the interest rate charged for the loan is 2% annually and the interest paid on the loan collateral held in our loan security account is 0%. Simple loan interest accrues on a daily basis.

With respect to loan repayment, the outstanding loan balance becomes immediately due upon any of the following events (a) the later of the participant’s “applicable age” and separation from employment with the current employer (b) receipt of election to terminate the contract or (c) our receipt of due proof of death.

38

As part of the process by which a participant takes a loan, the participant also commits to a loan repayment schedule (e.g., paying off the loan on a monthly basis). Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us. Under section 72(p) of the Code, if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Because a participant loan is funded through a withdrawal from the contract, amounts borrowed under a contract do not participate in the investment experience of the Separate Account. As such, loans can affect the Contract Value, the death benefit, and optional benefits whether or not the loan is repaid. It also is the case that Contract Value at surrender and the amount of the death benefit (where the death benefit amount is based on Contract Value) will be reduced by the amount of any outstanding loan (and accrued interest).

Surrender of Contract and Withdrawals

If the Annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under variable annuity payment options K or L. Under Annuity Option K and Annuity Option L (discussed below in the Annuity Payments Option section), you can receive annuity payments under those options and also take unscheduled withdrawals. To make an unscheduled withdrawal, you would complete and submit our prescribed form just as you would do with respect other types of partial withdrawals. There is no free withdrawal amount with respect to an unscheduled withdrawal under Annuity Options K and L, and thus, you are subject to a surrender charge. Please be aware that if you were to exhaust the Contract Value through such unscheduled withdrawals, the Contract would terminate. From a federal tax perspective, unscheduled withdrawals are treated in the same manner as other partial withdrawals. If you surrender the contract, the proceeds you receive upon surrender will be reduced by the amount of any outstanding loan and accrued loan interest.

Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. During the first contract year, the ability to withdraw the greater of 10% of Contract Value and the RMD without surrender charge was available only to contracts issued on or after May 1, 1996. For contracts that were issued before May 1, 1996, in the first contract year you were allowed to withdraw up to 10% of the Contract Value as of the time of the first partial withdrawal without surrender charge. With respect to such pre May 1, 1996 contracts, if your RMD amount exceeded that 10% amount, withdrawal of the RMD that exceeds the 10% amount would be subject to a surrender charge. Currently, only contracts issued after May 1, 1996 have a free withdrawal amount equal to the greater of the 10% amount and the RMD. During the first Contract year, the 10% free withdrawal amount was determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% amount is based on the previous Contract anniversary value. Note also that we reset the 10% amount each Contract year, rather than carry over all or any part of the 10% amount from the prior contract year. Withdrawals are subject to income taxes. In particular, if you have not reached age 59 1⁄2, a 10% penalty tax may apply on taxable income withdrawn. See “Federal Income Taxes.”

39

To fund a withdrawal, the appropriate number of accumulation units of a variable investment option will be redeemed at their value next determined after the receipt by our Customer Service Office of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple variable investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn (or if you so elect from the remaining Contract Value). The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1⁄2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11) applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Customer Service Office (see Glossary for address) by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000. In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.

Please note that withdrawals will reduce your Contract Value, may reduce the death benefit amount, and can reduce or terminate your benefits under GMIB.

Contract Termination

The contract will terminate without value, if on any Valuation Date:

●	the Contract Value is zero; or

●	the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

We will notify you in writing that the contract has terminated.

Unclaimed Property

States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please contact our New York Customer Service Office to make such changes (see Glossary for address). Our Customer Service Office can supply you with the necessary service forms.

40

Transfers

A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

Group Strategic Edge® Contracts

Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans (“group contracts”). Group contracts may be purchased on an “allocated” or “unallocated” basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

Allocated Group Contracts

Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose investment options, and transfer amounts between investment options.

Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Each subsequent purchase payment must be at least $25 per participant account and must total at least $300 per contract year.

Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

Unallocated Group Contracts

Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000.

41

Internet, Interactive Voice Response and Telephone Transfers

In addition to making requests in writing using a form authorized by Nassau Life, you may transfer your Contract Value among the available investment options and make changes to your purchase payment allocations by Internet, Interactive Voice Response, telephone, or fax. The Company may discontinue Internet, Interactive Voice Response, and telephone transfers at any time.

Nassau Life will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information. You will receive written confirmation of all transfers. Nassau Life may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Nassau Life reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more variable investment options or the GIA subject to the limitations established for the GIA. A transfer from a variable investment option will result in the redemption of accumulation units and, if another variable investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Customer Service Office of notice of election in a form satisfactory to us. A transfer among variable investment options or the GIA does not automatically change the payment allocation schedule of your contract.

You may also request transfers and changes in payment allocations among available variable investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges by telephone or otherwise may be difficult to exercise. In such cases you should submit written instructions.

Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Customer Service Office, except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

No surrender charge will be assessed when a transfer is made. The date a purchase payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.”

42

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of Contract Value among variable investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among variable investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.

“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a variable investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

●	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

●	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

●	increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the variable investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any variable investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

●	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

●	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Customer Service Office by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

●	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

●	implement and administer redemption fees imposed by one or more of the underlying funds, or

●	impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

43

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential effects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Nassau Life and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Nassau Life has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any variable investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

Annuity payments will begin on the contract’s Maturity Date if the Annuitant is alive and the contract is still in force. Beginning on the Maturity Date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. The annuitized Contract Value is reduced by the amount of any outstanding loans plus accrued interest.

44

Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will specify, at the time of its issuance, the annuity option that will apply unless a different annuity option is elected by you. For the Big Edge and Big Edge Plus contracts, this “default” annuity option is Annuity Option A. For Group Strategic Edge and Big Edge Choice for New York, the default annuity option is Annuity Option I. See “Annuity Payment Options” below for details regarding those and other annuity options. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed, and (except with respect to Annuity Payment Option K and Annuity Payment Option L), you may no longer withdraw Contract Value.

If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

Each contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. Generally, the Maturity Date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant’s 95th birthday unless the contract is issued in connection with certain qualified plans or IRAs. Generally, under qualified plans or IRAs, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 73 (72 for individuals who attained that age before January 2023) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the Maturity Date to a later date if we receive documentation concerning the policyholder’s satisfaction of RMD provisions. See “Federal Income Taxes”. Under the Big Edge Choice for New York contract, the Maturity Date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the Annuitant’s 90th birthday.

The Maturity Date election must be made by written notice and must be received by our Customer Service Office 30 days before the provisional Maturity Date (see Glossary for address). If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date.

Annuity Payment Options

Each contract will specify, at the time of its issuance, the annuity option that will apply unless a different annuity option is elected by you. For the Big Edge and Big Edge Plus contracts, this “default” annuity option is Annuity Option A. For Group Strategic Edge and Big Edge Choice for New York, the default annuity option is Annuity Option I. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the contract beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each variable investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each variable investment option to which annuity units are credited.

To determine the variable annuity payment for a given period for a single given variable investment option, we multiply the number of annuity units for that investment option by the annuity unit value for that investment option as of the last business day of the period—resulting in a dollar figure. We perform that same calculation with respect to the other variable investment options as to which you have annuity units. We then add the amounts for each such investment option. We make the annuity payment on the annuity payment date or on the first business day following the annuity payment date if the annuity payment date doesn’t fall on a business day, in a given period.

45

The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the variable investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the Statement of Additional Information (SAI).

Instead of the period certain life annuity (see “Option A—Life Annuity with a Specified Period Certain”), you may, by written request received by our Customer Service Office (see Glossary for address) on or before the Maturity Date of the contract, elect any of the other annuity payment options described below. If the Maturity Date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the variable investment options. See “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our New York Customer Service Office (see Glossary for address) well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period Certain

Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B—Non-Refund Life Annuity

Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

46

Option D—Joint and Survivor Life Annuity

Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving Annuitant. Thus under this option, it is possible that no payment ever will be received if death of both Annuitants occurs prior to the first payment being made.

Under Option D, the joint Annuitant must be named at the time this option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E—Installment Refund Life Annuity

Provides a monthly income for the life of the Annuitant. In the event of the Annuitant’s death, the annuity income will continue to the contract beneficiary until the amount applied to purchase the annuity has been distributed.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

Under Option F, the joint Annuitant must be named at the time this option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G—Payments for Specified Period

Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H—Payments of Specified Amount

Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the contract beneficiary until the end of the elected period certain.

Option I—Variable Payment Life Annuity with 10-Year Period Certain

Provides a variable payout monthly annuity for the life of the Annuitant. In the event of the death of the Annuitant, during the first 10 years after payout commences, the annuity payments are made to the contract beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the variable investment options in which proceeds are invested.

Option J—Joint Survivor Variable Payment Life Annuity with 10-Year Period Certain

Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the variable investment options in which proceeds are invested. The joint Annuitant must be named at the time this option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

47

Option K—Variable Payment Annuity for a Specified Period

Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at any time request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Payment Life Expectancy Annuity

Provides a variable payout monthly income payable over the Annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint Annuitant. A contract owner may at any time request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint Annuitant, if there is a joint Annuitant), the remaining contract value will be paid in a lump sum to the contract beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option M—Unit Refund Variable Payment Life Annuity

Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the contract beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N—Variable Payment Non-Refund Life Annuity

Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Other Options and Rates

We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. In addition, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payout option with a qualified contract.

Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain their applicable age (For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70 ½. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75). Minimum distribution requirements do not apply to Roth IRAs during the Owner’s lifetime. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain their applicable age. Administratively, we will assist policyholders with compliance with the RMD requirements.

48

Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years (7 years for Big Edge Choice for New York contracts, and 10 years for Group Strategic Edge (unallocated) contracts), and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

Currently, transfers between variable investment options are not available for amounts allocated to any of the variable payment annuity options.

Variable Account Valuation Procedures

Valuation Date

A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. Eastern time). However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed other than customary weekend and holiday closings;

2.	trading on the NYSE, as determined by the SEC, is restricted;

3.	an emergency, as determined by the SEC, exists, as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

4.	the SEC may by order permit for the protection of security holders.

Valuation Period

Valuation period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

Accumulation Unit Value

The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to a variable investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that variable investment option.

Net Investment Factor

The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each variable investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

49

Miscellaneous Provisions

Assignment

Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Customer Service Office.

A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See “Surrenders or Withdrawals Prior to the contract Maturity Date.”

Contracts issued in connection with IRAs/ qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

Payment of surrender, withdrawal or death proceeds from the Separate Account usually will be made in one lump sum within seven days after receipt of the written request by our Customer Service Office (see Glossary for address) in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any Accumulation Units at times when:

1.	the NYSE is closed other than customary weekend and holiday closings;

2.	trading on the NYSE, as determined by the SEC, is restricted;

3.	an emergency, as determined by the SEC, exists, as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

4.	the SEC may by order permit for the protection of security holders.

Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Customer Service Office. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Amendments to Contracts

Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

50

Substitution of Fund Shares

If, in the judgment of Nassau Life’s management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute Accumulation Units of another variable investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

Ownership of the Contract

Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Except for contracts issued in connection with IRAs/qualified plans, spouses may own a contract as joint owners. However, please note that joint ownership of the contract is not allowed with respect to the Big Edge Choice for New York contract. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

If the contract owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The contract owner should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract owner to obtain proper consent.

Inherited/Stretch Annuity Feature

This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least equal to the required distributions upon death stipulated by Section 72(s) of the Internal Revenue Code and its accompanying rules and regulations with respect to non-qualified contracts, or to the required minimum distributions with respect to qualified contracts (such distributions referred to generically in this section as “Required Distributions”). See also the section Federal Income Taxes below.

This Feature is available to certain individual or trust beneficiaries of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by Nassau Life (or its affiliates) or issued by a company unaffiliated with Nassau Life. If the beneficiary of a contract issued by a company unaffiliated with Nassau Life purchases this Big Edge, Group Strategic Edge®, The Big Edge Choice® for New York, or The Big Edge Plus® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Big Edge, Group Strategic Edge®, The Big Edge Choice® for New York, or The Big Edge Plus® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

51

If this Feature is elected, we will assist with the calculation of the Required Distributions and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct Required Distributions is actually withdrawn from the contract each year.

The following guidelines will apply when we administer this Feature:

●	We will assist with the calculation of the Required Distributions each year in accordance with the Internal Revenue Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Internal Revenue Code requirements and the amount may be different from the year-end account value.

●	With certain exceptions, a non-spouse beneficiary’s share of the death benefit must be distributed within ten years.

●	For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the Required Distributions will continue to be made at least as rapidly as were made during the deceased Owner’s life.

●	If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning date, we will use the remaining life expectancy of the deceased to compute remaining payments.

●	The annual Required Distributions must be withdrawn each year. For a non-qualified contract, the first Required Distribution must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first Required Distribution must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.

●	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone Required Distributions until the year the deceased spouse would have attained their applicable age. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the Required Distributions must begin when the surviving spouse attains their applicable age. See “Spousal Definition” for further discussion of spousal qualifications.

●	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the Required Distributions are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.

●	The Required Distribution may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

●	In addition to Required Distribution amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).

●	The beneficiary who elects this Feature may continue or change the investment options from those that the deceased Owner selected.

Additional information regarding our administration of this feature is provided in an election form , available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

The contracts are designed for use independent of a formal retirement plan (i.e., a non-qualified contract) and with qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

52

The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified contract for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

Note on Terminology: The Code uses the term “holder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Nassau Life and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Contracts

Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1⁄2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

53

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.

For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

Withholding of federal and state income taxes on taxable distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies us of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

54

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59 1⁄2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service or in other specified exceptions. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if a contract holder dies on or after the annuity starting date , and before the entire interest in the contract has been distributed, the remainder of the contract holder’s interest will be distributed at least as rapidly as the method in effect on the contract holder’s death; and (b) if a contract holder dies before the annuity starting date , the contract holder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract holder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

If the primary Annuitant, which is not the contract holder, dies before the annuity starting date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the contract holder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

If the contract holder dies on or after the annuity starting date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are tax in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

55

Transfers, Assignments, or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. Such transfers, assignments or exchanges are not permitted under a qualified Contract held by a retirement plan or IRA.

Contracts Owned by Non-Natural Persons

If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan. The preceding and following discussion generally applies to contracts owned by natural persons.

Section 1035 Exchanges

Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer.

Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Additional Tax on Net Investment Income (“Medicare Tax”)

In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.

56

Diversification Standards

Diversification Regulations

Code section 817(h) requires that all variable contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

●	55% in any 1 investment

●	70% in any 2 investments

●	80% in any 3 investments

●	90% in any 4 investments

A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

57

Diversification Regulations and IRA/Qualified Plans

Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.

Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of purchase payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit provided by the contract is part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

58

Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

The IRS has issued guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.

The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions.

This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of loans taken under annuity contracts treated as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact us.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These premium payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

59

Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1⁄2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

Salary reduction contributions may be distributed upon hardship, but would generally be subject to penalties. If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code.

Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.

Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Income Tax Regulations require that the employer have a written 403(b) Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

60

Keogh Plans

The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.

Corporate Pension and Profit-Sharing Plans

Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.

61

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59 1⁄2; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military and effective January 1, 2020, up to $5000 upon the birth or adoption of a child (m) to terminally ill individuals, or for certain plans; (n) distributions in connection with federally declared disasters; and (o) up to $2,500 for certain long term care policy premiums. The exceptions stated in items (e), (h) and (n) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Additional exceptions may apply in limited situations. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age (b) the calendar year in which the employee retires ((b) does not apply to an IRA). For individuals who reached age 70½ before January 1, 2020, the applicable age, as defined in Section 401(a)(9)(C)(v), is 70½. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022, and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the policyholder’s lifetime. This commencement date is referred to as the “required beginning date,” as defined in Section 401(a)(9)(C)(i) of the Code. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the required amount not distributed (which may be reduced to 10% if corrected within a two-year correction period). The life expectancy is based on tables published from time to time by the Internal Revenue Service.

62

The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

An individual is required to take distributions from all of his or her retirement accounts; however in some cases, if the individual has two or more IRA accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has two traditional IRA accounts, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two accounts.

For IRAs, we are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value generally must be distributed by the end of the tenth calendar year after the year of the owner’s death. For spouses, certain “qualified designated beneficiaries”, and other situations as permitted by the Code and IRS, the full account value may be distributed over a period of no longer than the life expectancy of the beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death.

In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. “Eligible Rollover Distributions” from certain qualified contracts are subject to a 20% mandatory withholding unless directly rolled over to an eligible retirement plan. Special withholding rules apply to payments made to nonresident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

63

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

The Internal Revenue Code provides special provisions relating to a spouse.

The Contract provides that upon your death, a surviving spouse may have certain options and rights that he or she may elect to exercise under Section 72(s) or 401(a)(9) of the Code. All Contract provisions relating to spousal rights are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

All individuals should contact their tax advisors regarding their personal tax situations.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.

The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

64

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.

We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Sales of Variable Accumulation Contracts

Nassau Life has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter of the securities offered through this prospectus, pursuant to the terms of an underwriting agreement. 1851, an affiliate of Nassau Life, also acts as the principal underwriter of other variable annuity contracts and variable life insurance policies issued by Nassau Life and its affiliated companies. Nassau Life or an affiliate reimburses 1851 for expenses 1851 incurs in underwriting the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Nassau Life enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Nassau Life under applicable state insurance law and must be licensed to sell variable insurance products. Nassau Life has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved.

On September 15, 2010, 1851 became the principal underwriter for the SEC registered products.

Compensation

Broker-dealers who have selling agreements with 1851 and Nassau Life are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

65

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of Contract Value (if asset based compensation is paid).

To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Nassau Life may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Nassau Life may also pay for sales and distribution expenses out of any payments Nassau Life or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Nassau Life for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the Superintendent, New York State Department of Financial Services. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we conduct an insurance business.

State regulation of Nassau Life includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

Reports showing the Contract Value will be furnished to you at least annually.

Voting Rights

As stated above, all of the assets held in a variable investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

66

We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such fund; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a fund’s fundamental investment policy, owners participating in such fund will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

67

NASSAU LIFE (NNY) – LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

68

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

69

APPENDIX A—Investment Options Available Under The Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximizes total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B)[3] - AllianceBernstein L.P.	0.98%	17.36%	5.64%	6.74%
Seeks long-term capital appreciation.	Alger CapitaI Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%

A-2

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks capital appreciation.	Franklin DynaTech VIP Fund (Class 2) [3] - Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3]- Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%

A-3

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,4] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%

A-4

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 5 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[6] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%

A-5

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%

A-6

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%

A-7

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,7] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,8] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

5 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

6 Formerly known as Templeton Developing Markets Vip Fund (Class 2).

7 Formerly known as Wanger International Fund.

8 Formerly known as Wanger Acorn Fund.

A-8

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Big Edge, Big Edge Choice® for New York, and Big Edge Plus®

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	4%

Group Strategic Edge® (Allocated and Unallocated)

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

A-9

APPENDIX B – Financial Intermediary Variations

There may be variations in the availability of investment options, contract benefits, and other contract features described in this prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your contract was sold or continues to be serviced. For example, your financial professional may not recommend a particular variable investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations – e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the contracts were distributed, and the terms of our existing selling agreements – we cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits, or other contract features available to you through your financial professional.

B- 1

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact our Customer Service Office. Reports and other information about Nassau Life Insurance Company and the Separate Account is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract Identifier Number: C000020620

VERSION B

The Templeton Investment Plus Variable Annuity

Nassau Life Variable Accumulation Account

Issued by: Nassau Life Insurance Company

PROSPECTUS	May 1, 2026

This prospectus describes a variable and fixed accumulation deferred annuity contract previously offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options available under the contract, which include the variable options of the Nassau Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). Additional information about each of the investment options available under the contract can be found in Appendix A: Investment Options Available Under the Contract.

Our obligations under the contract are subject to our financial strength and claims-paying ability. The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Purchasing a variable annuity within a qualified plan or Individual Retirement Account (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

For general information, you may contact us at customer_contact_center@nfg.com.

i

SPECIAL TERMS

The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Nassau Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.00 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract’s Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Options.”

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under variable payment Annuity Options I, J and K.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at our Customer Service Office.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus. In this prospectus, the term may appear in either capitalized form or in uncapitalized form.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA.

CUSTOMER SERVICE OFFICE (ADMINISTRATIVE OFFICE): The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.

FUNDS: The Templeton funds and other underlying funds described in Appendix A to this prospectus. A Fund also may be referred to in this prospectus as an “underlying fund.”

1

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The election is subject to certain conditions described in “The Annuity Period.”

MINIMUM INITIAL PURCHASE PAYMENT: The amount that you pay when you purchase a Contract. We no longer sell the Contract to new purchasers. When we were issuing the Contract to new purchasers, we required minimum initial payments of:

●	Non-qualified plans—$1,000

●	Individual Retirement Annuity—$1,000

●	Bank draft program—$25

●	Qualified plans—$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NASSAU LIFE: Nassau Life refers to Nassau Life Insurance Company, the insurance company that issues the Contract. In this prospectus, we also may refer to Nassau Life Insurance Company as “we”, “us”, “our” or the “Company”.

NET ASSET VALUE: Net asset value of an underlying fund’s shares is computed by dividing the value of the net assets of the fund by the total number of fund outstanding shares.

PAYMENT UPON DEATH: The obligation of Nassau Life under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see “Payment Upon Death Before Maturity Date”) or (b) after the Maturity Date of a Contract (see “Payment Upon Death After Maturity Date”).

REQUIRED MINIMUM DISTRIBUTION (RMD): The annual distribution that must be taken from an IRA/qualified plan during the life of the owner and/ or after the Owner’s death. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no RMD requirement during the Owner’s lifetime from a Roth IRA.

SERIES: A separate investment portfolio of a Fund.

SPOUSE: Any two persons legally married. Spouse does not include domestic partner, civil union partner, or any other arrangement that is not recognized by a state as a legal marriage.

SUBACCOUNT: The portion of the Account that invests in shares of a single underlying mutual fund or shares of a single Series of an underlying mutual fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.

2

Overview of the Contract

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract. This annuity contract is between you, as the contract owner, and Nassau Life. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

Because the contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, the contract is best suited for those with a long term investment horizon. Although you have the ability to make partial withdrawals and/or fully surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in you being assessed a surrender charge, which can be a significant amount. Failure to hold the contract for the long-term would mean that you lose the opportunity for the performance of your chosen investment options to grow on a tax-deferred basis. Thus, the contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the contract, has a long investment horizon, and has purchased the contract for retirement purposes or other long-term financial planning purposes. The contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Account.

The contract has two phases – the accumulation period and the annuity period. During the accumulation period, you can apply purchase payments to your contract, and we provide a death benefit. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Account. Once you begin receiving annuity payments on the maturity date, your contract enters the annuity period. During the annuity period, we make annuity payments based on the annuity payment option you elect. When you annuitize, you receive a stream of annuity payments and you will be unable to make withdrawals. Moreover, when you annuitize, the contract’s death benefit terminates.

The contract offers variable and fixed investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract.

Additional information about each of the investment options is provided in Appendix A to this prospectus.

Contract Features

Purchase Payments and Transfers. You may make purchase payments any time until the maturity date, for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding purchase payments after a specified age. You can vary the amount and frequency of your purchase payments for non-qualified contracts. Other than the minimum initial payment, there are no required purchase payments.

Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options, including the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more variable investment options. Transfers between the variable investment options are subject to disruptive trading and market timing restrictions.

Withdrawals. You may partially or fully surrender the contract any time for its contract value, less any applicable surrender charge and premium tax.

Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, you can withdraw up to up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the contract owner is under age 59½.

Death Benefit. If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant’s beneficiary. The death benefit upon the Death of the Annuitant or Owner/Annuitant varies, depending on whether death occurs during six year period immediately following the Contract Date. For a death occurring in the first 6-year period following the Contract Date, the death benefit is the greater of (a) 100% of payments (less any withdrawals) and (b) the Contract Value as of the Claim Date. For death occurring thereafter, the death benefit is the greater of (a) the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date and (b) the Contract Value as of the Claim Date.

3

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 6% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is six complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $6000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose an exchange fee of $10 with respect to any transfer of Contract Value you make in excess of two per Contract year. Currently, we are not imposing the exchange fee.			Fee Table; Deductions and Charges
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract	1.40%(1)	1.40%(1)
	2. Underlying fund fees and expenses	0.53%(2)	1.12%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
(1) Each charge is calculated as a percentage of average Account Value, plus an amount attributable to the Annual Administrative Charge.
(2) As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

4

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,772	$2,254
	Assumes:	Assumes:

●     Investment of $100,000

●     5% annual appreciation

●     Least expensive combination of contract classes and underlying fund fees and expenses

●     No sales charges

●     No additional purchase payments, transfers, or withdrawals

●     Investment of $100,000

●     5% annual appreciation

●     Most expensive combination of contract classes and underlying fund fees and expenses

●     No sales charges

●     No additional purchase payments, transfers, or withdrawals

RISKS			LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.		Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

●     This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●     Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●     A purchase payment being withdrawn is subject to a surrender charge until six complete years have passed since the purchase payment was made.

●     Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●     The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract; Deductions and Charges; Federal Income Taxes

5

RISKS		LOCATION IN PROSPECTUS
What are the Risks Associated with the Investment Options?

●     An investment in the contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●     Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life And The Separate Account

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●     Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●     Transfers to and from the GIA are subject to significant limitations.

●     We reserve the right to limit transfers if frequent or large transfers occur.

●     The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; GIA; Market Timing And Other Disruptive Trading; Appendix B: Financial Intermediary Variations.

Are There Any Restrictions on Contract Benefits?

Yes.

●     Withdrawals will reduce the death benefit value, perhaps significantly.

●     Except as otherwise provided, benefits may not be modified or terminated by us.

●     The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

Benefits available under the Contract; Payment Upon Death Before Maturity Date; Appendix B: Financial Intermediary Variations

TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●     You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●     If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●     Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract in the past, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales of Variable Accumulation Contracts

Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.	Sales of Variable Accumulation Contracts

6

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

TRANSACTION EXPENSES

Surrender Charge (as a percentage of purchase payments withdrawn): [1]	6%
Exchange Fee[2]
Maximum	$10
Current	None

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including underlying fund fees and expenses)

ANNUAL CONTRACT EXPENSES
Administrative Expenses[3]	$35
BASE CONTRACT EXPENSES[4] (as a percentage of average Account Value):	1.375%

1	A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date that the purchase payment being withdrawn was deposited. The surrender charge is 6% with respect to a purchase payment withdrawn before the payment is “aged” one complete year and decreases by 1% each subsequent year as the purchase payment ages. No surrender charge is deducted with respect to a purchase payment that is six complete years old, or older (See “Deductions and Charges – Surrender Charges.”)
2	We reserve the right to impose an exchange fee with respect to transfers of Contract Value you make.
3	In this prospectus, this charge for administrative expenses is referred to as the Annual Administrative Charge.
4	Base Contract expense consists of a mortality and expense risk charge equal to 1.25% annually and the Account Fees and Expenses Daily Administrative Fee equal to 0.125% annually.

7

The next item shows the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses[1] (Expenses that are deducted from underlying fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.53%	1.12%

1	Fund expenses are as of 12/31/25, and can vary from year to year. The fees set forth here do not reflect the effect of any expense reimbursement arrangements or fee waiver arrangements.

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the variable options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include contract owner transaction expenses, annual contract expenses, and annual underlying fund expenses.

The Example assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the GIA.

The Example assumes that you invest $100,000 in the variable options of the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive annual underlying fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$7,159	$10,737	$14,395	$28,439

If you do not surrender or annuitize your Contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$2,552	$7,840	$13,383	$28,439

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the underlying funds you select. Each fund may have its own unique risks.

Variable annuities are not a short-term investment vehicle. The surrender charge may apply for a number of years, so that the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your purchase payments. Significant surrender charges may apply to full or partial withdrawals. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59 1⁄2. Withdrawals can significantly reduce the death benefit. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract.

8

Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the underlying funds. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each fund. The investment risks are described in the prospectuses for the funds.

Insurance Company Insolvency.  An investment in the contract is subject to the risks related to Nassau Life, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nassau Life. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to meet our obligations under the Contract. In particular, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the GIA.

Risks Related to Guaranteed Interest Account (GIA). The GIA is one investment option under the contract to which you may allocate purchase payments and Contract Value. You earn a fixed rate of interest under the GIA. That fixed interest rate may be low, and might be substantially less than what you might earn from other investment options under the contract. Payment of amounts under the GIA is contingent on our having the financial solvency to make such payments.

Risks Associated with Contract Changes. Among other rights we reserve under the contract, we reserve the right to add or remove variable investment options and substitute underlying funds. We may restrict or prohibit the allocation of additional premium payments or transfers to any variable investment option. We also reserve the right to limit purchase payments and transfers to and from the GIA.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cyber Security and Business Continuity Risks. Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

9

Nassau Life and the Separate Account

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06115, is a stock life insurance company organized under the laws of the State of New York. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of Nassau Life include 1851 Securities, Inc. (or hereafter “1851”), which is the underwriter for the Contracts, and the Nassau Companies of New York, which will provide administrative services for the Contracts.

You should send any transaction request (e.g., purchase payments), requests for general customer service forms, and all other correspondence to us at our Customer Service Office (see the Glossary for the address) or such other address that we have communicated in writing. Transaction requests received in good order (i.e., in form and substance acceptable to us) at that address on a given Valuation Date are priced based on the unit value as of the end of that Valuation Date. Transaction requests received in good order on a day other than a Valuation Date are priced based on the unit values in effect as of the end of the next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Nassau Life. On July, 1 1992 the Separate Account’s domicile was transferred to New York.

The Account has several variable investment options with varying degrees of investment risk. You may make contributions to the Account but you assume all of the investment risk for the Contract Value that you contribute and allocate to the Account. Under New York law, these Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any variable investment option in the Account.

Obligations under the Contracts are obligations of Nassau Life. You may make contributions to the GIA which is supported by the assets in Nassau Life’s general account (the “General Account”), and such contributions are not invested in the Account. The GIA is part of the General Account. The General Account supports all insurance and annuity obligations of Nassau Life and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information, see the “GIA” section below.

Contract Guarantees

Any guarantee under the Contract, such as interest credited to the GIA are paid from our General Account. We are obligated to pay all amounts promised to investors under the contract, subject to our financial strength and claims-paying ability. Therefore, any amounts that we may pay under the Contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Account are available to cover the liabilities of our General Account to the extent that the Account assets exceed the Separate Account liabilities arising under the contracts supported by it.

Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks.

10

The Variable Investment Options

Contract value allocated to a variable investment option will vary based on the investment experience of the corresponding underlying fund in which the variable investment option invests. There is a risk of loss of the entire amount invested.

You choose the variable investment options to which you allocate your purchase payments. These variable investment options are investment options of the Separate Account. The variable investment options invest in the underlying funds. You are not investing directly in the underlying funds. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

The underlying funds offered through this product were selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, recommendations of fund families or distributors, and/or the capability and qualification of each sponsoring investment firm. Another factor the Company considered was whether the underlying fund or an affiliate of the underlying fund would compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. The types of compensation paid to the Company by an underlying fund and/or its affiliate are discussed further in the section immediately below entitled “Administrative, Marketing and Support Service Fees”.

The Company periodically reviews the selection of underlying funds offered through this product based on various criteria, including (but not limited to) the criteria described above. Upon review, the Company may add new underlying funds or, subject to applicable law, remove underlying funds. The Company may also restrict allocation of additional premium payments or transfers to an underlying fund if the Company determines the underlying fund no longer meets one or more criteria and/or if the underlying fund has not attracted significant contract owner assets. The Company’s decision whether to add, remove, or restrict an underlying fund may be influenced by whether, and the extent to which, the underlying fund makes payments to the Company.

In addition, if any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each variable investment option of the Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any fund will achieve its stated investment objective.

Information regarding each underlying fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix to this prospectus. Each underlying fund has issued a prospectus that contains more detailed information about the fund. You can obtain this information at no cost by calling 1-800-541-0171 or by going to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also send an email request to customer_contact_center@nfg.com.

11

Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the contracts (1851 Securities, Inc.) have entered into agreements with the underlying funds or the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and the principal underwriter for the contracts for providing certain administrative, marketing, or other support services to the underlying funds.

Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Account’s investments in the funds.

These administrative services may include but are not limited to soliciting applications for variable contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting variable contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of variable contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

For additional information concerning the available investment options, please see Appendix A.

GUARANTEED INTEREST ACCOUNT (GIA)

Information regarding the features of the GIA, including (i) its name and (ii) its minimum guaranteed interest rate, is provided in Appendix A to this prospectus.

In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our General Account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. We will credit compound interest daily on any amounts in the GIA at such rates as we shall determine as described below, but in no event will the effective annual rate of interest be less than 4%. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

We set the interest rate that will apply to any new premiums or transfers allocated to the GIA. The rate applicable to a given deposit into the GIA is guaranteed to change no more frequently than once per year. After a one-year guarantee period ends, amounts allocated to the GIA may be credited interest at a different interest rate. We declare interest rates for the GIA in our discretion, subject to the guaranteed minimum interest rate.

We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per contract.

12

Prior to the maturity date, you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per contract year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the variable investment options over a consecutive 4-year period according to the following schedule:

● Year One:	25% of the total value

● Year Two:	33% of remaining value

● Year Three:	50% of remaining value

● Year Four:	100% of remaining value

Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

Because of exemptive and exclusionary provisions, we have not registered interests in our General Account under the Securities Act of 1933. Also, we have not registered our General Account as an investment company under the 1940 Act, as amended. Therefore, neither the General Account nor any of its interests are subject to these Acts. These disclosures are subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions

Payments and transfers to the GIA are subject to a maximum GIA percentage (the “Maximum GIA Percentage”). The Maximum GIA Percentage is the maximum amount of a purchase payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage, and that percentage will never be less than 5%.

In general, for contracts issued on or after March 31, 2003, purchase payments and transfers to the GIA are subject to the Maximum GIA Percentage. Certain exceptions and state variations may apply. Review your contract or contact our Customer Service Office for more information.

In addition, we may not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value.

GIA may not be available in all states. Note, additional restrictions related to transfers to and from the GIA may be noted throughout this prospectus.

PURCHASE OF CONTRACTS

We no longer make new sales of the Contract. Generally, we required minimum initial payments of:

●	Non-qualified plans—$1,000

●	Individual Retirement Annuity—$1,000

●	Bank draft program—$25

You may authorize your bank to draw $25 or more from your personal checking account monthly to make purchase payments under the Contract. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

●	Qualified plans—$1,000 annually

●	If Contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

13

Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made any time before the Maturity Date of a Contract.

Payments received under the Contracts will be allocated in any combination to any Subaccount of the Account, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the money market Subaccount. See “Free Look Period.” Changes in the allocation of payments will be effective as of receipt by our Customer Service Office of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you. In particular, such current allocation instructions are what we will follow when determining how to allocate a purchase payment we receive that lacks separate allocation instructions or that is not in good order with respect to its allocation instructions.

In certain circumstances, we may reduce the initial or subsequent payment amount we accept for Contract. Qualifications for such reduction follow:

●	the makeup and size of the prospective group; or

●	the method and frequency of payments; and

●	the amount of compensation to be paid to Registered Representative(s) on each payment.

Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES

PREMIUM TAX

Premium taxes are incurred when purchase payments are made (with respect to the States that impose such taxes). We pay premium taxes to the applicable States when required to do so by the State. We recoup premium taxes we paid with respect to purchase payments made by a contract owner as allowed by applicable State law, which could be upon the earlier of when the contract owner takes a partial withdrawal, surrenders the contract or annuitizes and when a death benefit is paid. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state.

SURRENDER CHARGES

A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K below. See “Annuity Options.” Any surrender charge is imposed on a first-in, first-out basis.

Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value.

14

The deduction for surrender charges, expressed as a percentage of purchase payments withdrawn in excess of the 10% allowable amount, is as follows:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6+

If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts.

You may request that the surrender charge be deducted from the amount you have requested as a withdrawal, in which case the amount you actually receive will be reduced to reflect the surrender charge amount. Alternatively, you may request that the net amount you receive be a specified dollar amount, in which case we “gross up” the withdrawal amount so you receive the amount you requested and surrender charges are taken instead from your Contract Value. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by us from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS

Although you bear the investment risk of the Series in which you invest, once you begin receiving fixed annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract.

To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount’s net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES

We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse 1851 Securities, Inc. for any expenses incurred by it as “principal underwriter” of the Contracts.

15

To cover certain of costs of administration, such as preparation of billings and statements of account, we generally assess against each Contract a charge currently equal to $35 each year prior to the Contract’s Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract year.

Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

If you elect Annuity Options I, J or K, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA.

No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Nassau Life or its affiliates and their spouses; or to employees or agents who retire from Nassau Life or its affiliates or 1851 Securities, Inc., or its affiliates or to registered representatives of broker-dealers with whom 1851 Securities, Inc. has selling agreements.

Allowing you to effect transfers of your Contract Value is one administrative service we provide for a fee.

Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year.

Loan-related fees

We also provide, as an administrative service to 403(b) plan participants, the ability to take a loan that is secured by the participant’s Contract Value. There is a $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge. In addition, you should be aware that you incur a cost, which is in the form of the difference between the interest rate charged to you on the loan and the interest rate earned on your funds held in the collateral account supporting the loan.

OTHER CHARGES

Charges are deducted from, and expenses paid out of, the assets of the underlying funds, as described in the prospectuses for the funds.

16

THE ACCUMULATION PERIOD

The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

Accumulation Units

Your initial payment will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by our Customer Service Office, your payment will be applied within two days of the completion of the application. If we do not accept the application within five business days or if an order form is not completed within five business days of receipt by us, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Customer Service Office. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at our Customer Service Office. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

Accumulation Unit Value

The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor

The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each variable investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the variable investment option at the beginning of the valuation period.

TRANSFERS

You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Customer Service Office of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

17

You also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling our Customer Service Office at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging (“Systematic Transfer Program”). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

Upon completion of the Systematic Transfer Program, you must notify our Customer Service Office at (800) 541-0171 or in writing to implement another Systematic Transfer Program.

All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by our Customer Service Office except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See “Free Look Period.” There are additional restrictions on transfers from the GIA as described in your contract.

Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

18

BENEFITS AVAILABLE UNDER THE CONTRACT

The following benefits and other features are available during the accumulation period:

The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays a benefit in cash, amount of which varies depending on when death occurs in relation to contract date and Maturity Date	Standard	None

●  Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death benefit is equal to the Contract Value.

●  Withdrawals can significantly reduce the death benefit.

Systematic Transfer Program	Automatically transfers Contract Value among Subaccounts and/or GIA on a monthly, quarterly, semiannual, or annual basis	Optional	None

●  Must have initial value of $2,000 in GIA or in Subaccount from which funds will be transferred (sending Subaccount), and if value in that Subaccount or GIA drops below amount to be transferred, entire remaining balance will be transferred and no more systematic transfers will be processed.

●   Funds may be transferred from only one sending Subaccount or from GIA, but may be allocated to multiple receiving Subaccounts.

19

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Surrender Charge	Surrender charges waived in certain scenarios (e.g., during first contract year withdraw up to 10% of Contract Value without a surrender charge; no surrender charge will be taken from death proceeds; no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Option K)	Standard	No additional charge for sales charge waiver provisions	● Absent such waivers, you may pay a surrender charge upon a withdrawal

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among variable investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among variable investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a variable investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

●	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

●	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

●	increased brokerage and administrative expenses.

To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the variable investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any variable investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

●	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

●	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Customer Service Office by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

20

●	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

●	implement and administer redemption fees imposed by one or more of the underlying funds, or

●	impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts or policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple contract owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Nassau Life and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Nassau Life has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict contract owners who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any variable investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

21

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Option K. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% amount will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to us. Note also that we reset the 10% amount each Contract year, rather than carry over all or any part of the 10% amount from the prior contract year. If you have not yet reached age 59 ½, a 10% penalty tax may apply on taxable income withdrawn. See “Federal Income Taxes.”

The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by our Customer Service Office of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Deferment of Payment.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See “Qualified Plans”; “Tax Sheltered Annuities.” A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See “Surrender Charges.” Any surrender charge is imposed on a first-in, first-out basis.

Any request for a withdrawal from, or complete surrender of a Contract should be mailed to our Customer Service Office.

LAPSE OF CONTRACT

The Contract will terminate and lapse without value, if on any Valuation Date:

●	the Contract Value is zero; or

●	the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

We will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT

If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant’s beneficiary.

22

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant’s beneficiary.

The death benefit upon the death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date—the greater of:

a.	100% of payments, less any withdrawals; or

b.	the Contract Value as of the claim date.

2. Death occurring any subsequent 6-year period—the greater of:

a.	the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

b.	the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner’s beneficiary. The death benefit is equal to the Contract Value.

●	SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

●	CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the Annuitant who is not the Owner, provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

●	QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules. See “Federal Income Taxes—Qualified Plans.”

●	OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.

The amount of a death benefit is determined as of the claim date, which is the date on which we receive due proof of death in good order. We pay death benefit proceeds within seven days after receipt of due proof of death in good order. No surrender charge is imposed on the death benefit amount, regardless of how the death benefit amount is paid out.

If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see “Annuity Options”). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See “Deductions and Charges—Premium Tax.” See also, “Federal Income Taxes—Distribution at Death.”

As an illustration of how the death benefit operates, if death occurs during the first six year period following the Contract Date, purchase payments less withdrawals were $30,000, and Contract Value as of the claim date were $25,000, then the death benefit would be the greater amount—$30,000.

PAYMENT UPON DEATH AFTER MATURITY DATE

If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant’s beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant’s death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant’s beneficiary according to the payment option in effect at the time of the Annuitant’s death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner’s beneficiary according to the payment option in effect at the time of the Owner’s death.

23

THE ANNUITY PERIOD

VARIABLE ACCUMULATION ANNUITY CONTRACTS

Annuity payments will begin on the Contract’s Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken upon annuitization. Each Contract provides, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by you. See “Annuity Options.” Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccounts selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant’s beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed, and (except with respect to Annuity Payment Option K), you may no longer withdraw Contract Value.

If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may also make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary or later than the Contract anniversary nearest the Annuitant’s 85th birthday, unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 73 (72 for individuals who attained that age before January 1, 2023); or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

The Maturity Date election shall be made by written notice and must be received by our Customer Service Office 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See “Tax-Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”)

ANNUITY OPTIONS

Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant’s beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 ½% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in Part 8 of the Contract and in the SAI.

24

To determine the variable annuity payment for a given period for a single given variable investment option, we multiply the number of annuity units for that investment option by the annuity unit value for that investment option as of the last business day of the period – resulting in a dollar figure. We perform that same calculation with respect to the other variable investment options as to which you have annuity units. We then add the amounts for each such investment option. We make the annuity payment on the annuity payment date or on the first business day following the annuity payment date if the annuity payment date doesn’t fall on a business day, in a given period.

Instead of the 10-year period certain variable payment life annuity (see “Option I--Variable Payment Life Annuity with Ten-Year Period Certain” below), you may, by written request received by our Customer Service Office on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Option K.

The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J and K.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See “Charges For Mortality and Expense Risks” and “Charges for Administrative Services.”

Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Customer Service Office well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A—LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

Provides a monthly income for the life of the Annuitant. In the event of the Annuitant’s death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B—NON-REFUND LIFE ANNUITY

Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

25

OPTION C—DISCONTINUED

OPTION D—JOINT AND SURVIVOR LIFE ANNUITY

Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor Annuitant.

Under Option D, the joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the Contract. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

OPTION E—INSTALLMENT REFUND LIFE ANNUITY

Provides a monthly income for the life of the Annuitant. In the event of the Annuitant’s death, the annuity income will continue to the Annuitant’s beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F—JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G—PAYMENTS FOR SPECIFIED PERIOD

Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H—PAYMENTS OF SPECIFIED AMOUNT

Provides equal installments of a specified amount over a period of at least 5 years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant’s beneficiary until the end of the elected period certain.

OPTION I—VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

Unless another Annuity Option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant’s beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested.

OPTION J—JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain.

26

Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested. The joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40 as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K—VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. You may request unscheduled withdrawals representing part or all of the remaining Contract Value (less any applicable contingent deferred surrender charge) at any time under Option K. Under Annuity Option K, you can receive annuity payments and also take unscheduled withdrawals. To make an unscheduled withdrawal, you would complete and submit our prescribed form just as you would do with respect other types of partial withdrawals. There is no free withdrawal amount with respect to an unscheduled withdrawal under Annuity Option K, and thus, you are subject to a surrender charge. Please be aware that if you were to exhaust the Contract Value through such unscheduled withdrawals, the Contract would terminate. From a federal tax perspective, unscheduled withdrawals are treated in the same manner as other partial withdrawals.

OTHER OPTIONS AND RATES

We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS

Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. In addition, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payout option with a qualified contract.

Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain their applicable age. (For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70 ½. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75). Minimum distribution requirements do not apply to Roth IRAs during the Owner’s lifetime. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain their applicable age. Administratively, we will assist policyholders with compliance with the RMD requirements.

Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

27

Currently, transfers between variable investment options are not available for amounts allocated to any of the variable payment annuity options.

VARIABLE ACCOUNT VALUATION PROCEDURES

VALUATION DATE

A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. Eastern time).

VALUATION PERIOD

Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE

The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.

MISCELLANEOUS PROVISIONS

ASSIGNMENT

Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Customer Service Office before it will be honored.

A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.”

In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

28

DEFERMENT OF PAYMENT

Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by our Customer Service Office. However, we may postpone payment of the value of any Accumulation Units at times when:

1.	the NYSE is closed other than customary weekend and holiday closings;

2.	trading on the NYSE, as determined by the SEC, is restricted;

3.	an emergency, as determined by the SEC, exists, as a result of which disposal of the Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account’s net assets; or

4.	the SEC may by order permit for the protection of security holders.

FREE LOOK PERIOD

We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

AMENDMENTS TO CONTRACTS

Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES

INTRODUCTION

The contracts are designed for use independent of a formal retirement plan (i.e., a non-qualified contract) and with qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

29

The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified contract for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

Income Tax Status

We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Nassau Life and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account and each Contract. No charge currently will be made to any contract or to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

Taxation of Annuities in General—Non-qualified Contracts

Code section 72 governs taxation of annuities. In general, a contract holder is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently.

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1⁄2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the contract holder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the contract holder.

30

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

Upon receipt of a lump sum payment under the contract, the contract holder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.

For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

Withholding of federal and state income taxes on taxable distributions may be required unless the contract holder properly elects not to have any amounts withheld and notifies us of that election on the required forms and under the required certifications. Certain contract holders cannot make this election.

Partial Annuitization

If permitted by contract, a contract holder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

Amounts surrendered, withdrawn or distributed before the contract holder/taxpayer reaches age 59 1⁄2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract holder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

31

Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if a contract holder dies on or after the annuity starting date, and before the entire interest in the contract has been distributed, the remainder of the contract holder’s interest will be distributed at least as rapidly as the method in effect on the contract holder’s death; and (b) if a contract holder dies before the annuity starting date, the contract holder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract holder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

If the primary Annuitant, which is not the contract holder, dies before the annuity starting date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the contract holder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

If the contract holder dies on or after the annuity starting date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are tax in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Transfers, Assignments, or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. Such transfers, assignments or exchanges are not permitted under a qualified Contract held by a retirement plan or IRA.

32

Contracts Owned by Non-Natural Persons

If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan. The preceding and following discussion generally applies to contracts owned by natural persons.

Section 1035 Exchanges

Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the contract holder by the original insurer and then transmitted from the contract holder to the new insurer.

Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Contract holders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract holder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Additional Tax on Net Investment Income (“Medicare Tax”)

In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.

Diversification Standards

Diversification Regulations

Code section 817(h) requires that all variable contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

●	55% in any 1 investment

●	70% in any 2 investments

●	80% in any 3 investments

●	90% in any 4 investments

33

A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which contract holder control of the investments of the Account will cause the contract holder to be treated as the owner of the assets of the Account. It is also critical that the insurance company and not the contract holder have control of the assets held in the separate accounts. A contract holder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a contract holder has too much “investor control” of the assets supporting the separate account funds, then the contract holder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract holder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract holder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract holder and us regarding the availability of a particular investment option and, other than the contract holder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

34

Taxation of Annuities in General—Qualified Plans and IRAs

The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract holders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a contract holder’s named beneficiary designation or elected annuity payment option may not be enforceable.

Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.

Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit provided by the contract is part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the contract holder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the contract holder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

35

The IRS has issued guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.

The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of loans taken under annuity contracts treated as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact us.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These premium payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

Code section 403(b)(11) imposes certain restrictions on a contract holder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1⁄2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

36

Salary reduction contributions may be distributed upon hardship, but would generally be subject to penalties. If a contract holder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

Income Tax Regulations require that the employer have a written 403(b) Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.

Corporate Pension and Profit-Sharing Plans

Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

37

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract holder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the contract holder, lifetime withdrawals are received without tax.

Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract holder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the contract holder or Annuitant (as applicable); (c) distributions attributable to the contract holder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract holder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract holder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a contract holder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the contract holder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the contract holder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the contract holder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the contract holder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military; and effective January 1, 2020 up to $5,000 upon the birth or adoption of a child; (m) to terminally ill individuals or, for certain plans; (n) distributions in connection with federally declared disasters; and (o) up to $2,500 for certain long term care policy premiums. The exceptions stated in items (e), (h) and (n) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Additional exceptions may apply in limited situations. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

38

Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age, as defined in Section 401(a)(9)(C)(v), or (b) the calendar year in which the employee retires ((b) does not apply to an IRA). For individuals who reached age 70½ before January 1, 2020, the applicable age is 70½. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022, and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the contract holder’s lifetime. This commencement date is referred to as the “required beginning date,” as defined in Section 401(a)(9)(C)(i) of the Code. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the required amount not distributed (which may be reduced to 10% if corrected within a two-year correction period). The life expectancy is based on tables published from time to time by the Internal Revenue Service.

The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

An individual is required to take distributions from all of his or her retirement accounts; however in some cases, if the individual has two or more IRA accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has two traditional IRA accounts, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two accounts.

For IRAs, we are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each contract holder concerning the RMD computations for his or her annuity contract.

In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original contract holder died prior to the required beginning date, and designated a contract beneficiary, then the full account value generally must be distributed either by the end of the tenth calendar year after the year of the owner’s death. For spouses, certain “qualified designated beneficiaries”, and other situations as permitted by the Code and IRS, the full account value may be distributed over a period of no longer than the life expectancy of the beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death.

In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.

39

Withholding and Information Reporting

We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the contract holder or beneficiary provide certain information, including social security number or tax identification number and current address.

In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. “Eligible Rollover Distributions” from certain qualified contracts are subject to a 20% mandatory withholding unless directly rolled over to an eligible retirement plan. Special withholding rules apply to payments made to nonresident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a contract holder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

The Internal Revenue Code provides special provisions relating to a spouse.

The Contract provides that upon your death, a surviving spouse may have certain options and rights that he or she may elect to exercise under Section 72(s) or 401(a)(9) of the Code. All Contract provisions relating to spousal rights are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

All individuals should contact their tax advisors regarding their personal tax situations.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

40

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.

We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

SALES OF VARIABLE ACCUMULATION CONTRACTS

Nassau Life has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter of the securities offered through this prospectus, pursuant to the terms of an underwriting agreement. 1851, which is under common control with Nassau Life, also acts as the principal underwriter of other variable annuity contracts and variable life insurance policies issued by Nassau Life and its affiliated companies. Nassau Life or an affiliate reimburses 1851 for expenses 1851 incurs in underwriting the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Nassau Life enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Nassau Life under applicable state insurance law and must be licensed to sell variable insurance products. Nassau Life has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are no longer offered to new purchasers.

41

Compensation

Broker-dealers who have selling agreements with 1851 and Nassau Life are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We pay 1851 an amount equal to up to 7.25% of the payments made under the Contract. 1851 pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through 1851.

The amounts paid are not deducted from the payments. Deductions for surrender charges may be used as reimbursement for commission payments.

To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Nassau Life may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Nassau Life may also pay for sales and distribution expenses out of any payments Nassau Life or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Nassau Life for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

We may have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We may enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

STATE REGULATION

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Nassau Life includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS

Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

42

VOTING RIGHTS

As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 (“1940 Act”) to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner’s selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series’ fundamental investment policy, Owners participating in such Series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM

Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

43

NASSAU LIFE (NNY)—LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

44

FINANCIAL STATEMENTS

Audited financial statements of the Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

45

APPENDIX A – Investment Options Available Under the Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II (Service Shares)[2] - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 1)[1,2] - Templeton Asset Management Ltd.	1.12%	46.64%	5.73%	10.68%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 1)[2] - Templeton Investment Counsel, LLC	0.83%	29.51%	8.52%	6.01%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 1)[2] - Franklin Advisers, Inc.	0.50%	16.09%	-0.69%	0.11%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 1)[2] - Templeton Global Advisors Limited	0.87%	24.16%	8.23%	7.31%

[1]	Formerly known as Templeton Developing Markets VIP Fund (Class 1)
[2]	The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

A-1

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	4%

A-2

APPENDIX B – Financial Intermediary Variations

There may be variations in the availability of investment options, contract benefits, and other contract features described in this prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your contract was sold or continues to be serviced. For example, your financial professional may not recommend a particular variable investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations – e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the contracts were distributed, and the terms of our existing selling agreements – we cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits, or other contract features available to you through your financial professional.

B-1

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact our Customer Service Office.

Reports and other information about Nassau Life and the Account is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier number: C000070726

Version C

The Phoenix Edge(R)-VA FOR NEW YORK

Nassau Life Variable Accumulation Account

Issued by: Nassau Life Insurance Company (“Nassau Life” or “Nassau”)

PROSPECTUS	May 1, 2026

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options and also offered optional benefits that are no longer available called guaranteed minimum income benefit and optional death benefits. You may allocate premium payments and contract value to one or more of the investment options available under the contract, which include the variable options of the Nassau Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). Additional information about each of the investment options available under the contract can be found in Appendix A: Investment Options Available under the Contract.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Our obligations under the contract are subject to our financial strength and claims-paying ability. The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other state or federal agency.

The contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit, protection support the recommendation.

For general information, you may contact us at customer_contact_center@nfg.com.

GLOSSARY OF SPECIAL TERMS

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:	The value of all assets held in the Separate Account.

Annuitant:	The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract’s Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option:	The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:	A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each variable investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Claim Date:	The valuation date following receipt of a certified copy of the death certificate at our Customer Service Office.

Contract:	The deferred variable accumulation annuity contract described in this prospectus.

Contract Owner (owner, you, your):	Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

Contract Value:	Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the loan security account, and less any loan debt.

Customer Service Office (Administrative Office):	The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

Death Benefit Options (Benefit Option, Option):	The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

Inherited/Stretch Annuity:	A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date:	The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant’s 95th birthday. The elected date is subject to certain conditions described in “The Annuity Period.”

Nassau Life:	Nassau Life refers to Nassau Life Insurance Company, the insurance company that issues the Contract.

Net Asset Value:	Net asset value of a fund’s shares is computed by dividing the value of the net assets of the fund by the total number of fund outstanding shares.

Required Minimum Distribution (RMD)	The annual distribution that must be taken from an IRA/qualified plan during the life of the Owner and/ or after the Owner’s death. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no RMD requirement during the Owner’s lifetime from a Roth IRA.

Spouse:	Any two persons legally married. Spouse does not include domestic partner, civil union partner or any other arrangement that is not recognized by a state as a legal marriage.

Valuation Date:	A valuation date is every day the New York Stock Exchange (“NYSE”) is open for trading.

Variable Payment Annuity:	An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected variable investment options.

Overview of the Contract

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract. This annuity contract is between you, as the Contract Owner, and Nassau Life. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

Because the contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, the contract is best suited for those with a long term investment horizon. Although you have the ability to make partial withdrawals and/or fully surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in you being assessed a surrender charge, which can be a significant amount. In addition, withdrawals can significantly reduce the value of the death benefit and GMIB and can even result in termination of the GMIB. The reduction may be greater than the amount withdrawn. Failure to hold the contract for the long-term would mean that you lose the opportunity for the performance of your chosen investment options to grow on a tax-deferred basis. Thus, the contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the contract, has a long investment horizon, and has purchased the contract for retirement purposes or other long-term financial planning purposes. The contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Separate Account.

The contract has two phases – the accumulation period and the annuity period. During the accumulation period, you can apply purchase payments to your contract, and we provide a death benefit. You bear the investment risk, whether a gain or loss, for any Contract Value allocated to the Separate Account. Once you begin receiving annuity payments on the Maturity Date, your contract enters the annuity period. During the annuity period, we make annuity payments based on the Annuity Payment Option you elect.

When you annuitize, you receive a stream of annuity payments and you will be unable to make withdrawals. Moreover, when you annuitize, the contract’s death benefit and any living benefits terminate. The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the Contract Value will equal or exceed payments made under the contract.

Additional information about each of the investment options is provided in Appendix A to this prospectus.

v

Contract Features

Purchase Payments and Transfers. You may make purchase payments any time until the Maturity Date, for non-qualified contracts. You can vary the amount and frequency of your purchase payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of purchase payments. Other than the Minimum Initial Payment, there are no required purchase payments.

You may also elect an asset allocation or strategic program through which to allocate your Contract Value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective Contract Owners will be determined at the sole discretion of Nassau Life.

Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options, including the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more variable investment options. Transfers between the variable investment options are subject to disruptive trading and market timing restrictions.

Withdrawals. You may partially or fully surrender the contract any time for its Contract Value, less any applicable surrender charge and premium tax. Each year you may withdraw part of your Contract Value free of any surrender charges. Each contract year, you may withdraw the greater of 10% of the Contract Value as of the date of the first partial surrender or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge. After that, depending on the death benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your Contract Value as of the last contract anniversary – See “Surrender Charges”). Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59 1⁄2.

The Guaranteed Minimum Income Benefit (GMIB) is an optional benefit designed to provide a level of annuity payments that is guaranteed even if your Contract Value declines. However, there is not an absolute guarantee of receipt of these payments since, for example, you could die prior to beginning your receipt of these guaranteed annuity payments. Note that withdrawals you take, including loans, can reduce the guaranteed annuitization value and terminate the benefit. The benefit also can terminate automatically (e.g., on the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday). The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. We impose an additional fee if you have elected GMIB.

1

Death Benefit. The contract provides for payment on the death of the Contract Owner or the annuitant any time before the Maturity Date of the contract. There are two death benefit options under the Contract – the return of premium death benefit option, and the annual step-up death benefit option. If you make no election, you receive the Return of Premium death benefit. Each such death benefit option is subject to a different charge. For contract holders choosing the return of premium death benefit option, the Enhanced Option 1 rider may also be elected at the time of contract issuance. Please see the following chart, which depicts key features of the various death benefit options:

Death Benefit Options Table
	Death Benefit Option 1	Optional Benefits	Death Benefit Option 2
Component:	Return of Premium	Enhanced Option 1 Rider	Annual Step-up

Mortality & Expense Risk Fee[1]	.775%	N/A	1.125%

Rider Charge:	N/A	.05%	N/A

Free Withdrawal Amount:	Contract Year 1: 10% of the contract value as of the date of withdrawal	Contract Year 1: 10% of the contract value as of the date of withdrawal	Contract Year 1: 10% of the contract value as of the date of withdrawal

Contract Years 2 and greater: 10% of the last contract anniversary value	Contract Years 2 and greater:
10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary	Contract Years 2 and greater:
10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

Component	Return of Premium	Enhanced Death Benefit Option 1 Rider	Annual Step-up

Death Benefit[2] on the date of death of the Annuitant who has not yet attained age 80	The greater of:	The greater of:	The greater of:

	1. the sum of 100% of purchase payments less adjusted partial withdrawals on the claim date; or	1. the sum of 100% of purchase payments less adjusted partial withdrawals on the claim date; or	1. the sum of 100% of purchase payments less adjusted partial withdrawals on the claim date; or
	2. the contract value on the claim date	2. the contract value on the claim date; or	2. the contract value on the claim date; or
		3. the 7 Year Step-up Amount on the claim date	3. the Annual Step-up Amount on the Claim Date

2

	Death Benefit Option 1	Enhanced Option 1 Rider	Death Benefit Option 2
Death Benefit[2] on the date of death of the Annuitant who has attained age 80	The greater of:	The greater of:	The greater of:

	1. the sum of 100% of purchase payments less adjusted partial withdrawals on the claim date; or	1. the death benefit in effect at the end of the last 7 year period prior to the annuitant turning age 80, plus the sum of 100% of purchase payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or	1. the death benefit in effect at the end of the immediately preceding contract year prior to the annuitant turning age 80, plus the sum of 100% of purchase payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
	2. the contract value on the claim date	2. the contract value on the claim date	2. the contract value on the claim date

1	See the “Fee Table” and “Deductions and Charges—Mortality and Expense Risk Charge” for complete details.
2	See “The Accumulation Period—Payment Upon Death Before Maturity Date” for complete details.

Loans

Loans are available only to plan participants in plans qualified under Section 403(b) of the Code. The loan is made by Nassau Life, and participant Contract Value withdrawn to be held as loan collateral is maintained in a segment of our general account. Outstanding loans will reduce the death benefit. Taking a loan can result in adverse tax consequences, and also can reduce the guaranteed annuitization value under GMIB or result in termination of the benefit.

3

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 7% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges – Surrender Charges
Are There Transaction Charges?

Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year. Currently, we are not imposing a transfer charge.

Fee Table; Deductions and Charges – Transfer Charge
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract
	Annual Fee	Minimum	Maximum
	1. Base contract	0.93%(1)	1.28%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%(3)	0.75%(3)
(1) The Base Contract fee is determined on an annualized basis as a percentage of average account value, plus an amount attributable to the Annual Administrative Charge.

(2) As a percentage of underlying assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3) The 0.05% charge is the current charge for the optional Enhanced Death Benefit Option 1 rider, which is assessed as a percentage of the contract value. The maximum charge of 0.75% is the current maximum charge for the Guaranteed Minimum Income Benefit, which is calculated as a percentage of greater of guaranteed annuitization value and contract value. To elect the Enhanced Death Benefit Option1 Rider, you must also have the Option 1 (Return of Premium) death benefit.

4

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,134	$5,437
	Assumes:	Assumes:

●    Investment of $100,000

●     5% annual appreciation

●     Least expensive combination of contract classes and underlying fund fees and expenses

●     No optional benefits

●     No sales charges

●    No additional purchase payments, transfers, or withdrawals

●    Investment of $100,000

●    5% annual appreciation

●    Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

●    No sales charges

●    No additional purchase payments, transfers, or withdrawals

RISKS			LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.		Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

●    This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●    Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●    A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

●    Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●    The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon

Principal Risks of Investing in the Contract; Deductions and Charges; Federal Income Taxes

5

RISKS		LOCATION IN PROSPECTUS
What are the Risks Associated with the Investment Options?

●    An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●    Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims- paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?	Yes.

●    Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●    Transfers to and from the GIA are subject to significant limitations.

●    We reserve the right to limit transfers if frequent or large transfers occur.

●    The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; GIA; Market Timing And Other Disruptive Trading; Appendix B: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

Yes.

●    Under the enhanced death benefit option rider, for death occurring after the annuitant’s 80th birthday, death benefit amount changes, such that death benefit amount no longer includes as a component either the step-up death benefit or the roll-up death benefit.

●    Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation.

●   Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

●    Election of GMIB rider is irrevocable.

●    Withdrawals and loans may significantly reduce the death benefit.

●    Except as otherwise provided, benefits may not be modified or terminated by us.

●    The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

Benefits Available under the Contract; Payment Upon Death Before Maturity Date; Appendix B: Financial Intermediary Variations

6

TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●    If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●    Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract in the past, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract Value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales Of Variable Accumulation Contracts
Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

7

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer Contract Value between investment options. State premium taxes, ranging from 0.00% to 3.50%, depending upon the state, may also be deducted.

TRANSACTION EXPENSES

Maximum Deferred Surrender Charge (as a percentage of purchase payments withdrawn):	7%	[1]
Transfer Charge[2]
Maximum	$20
Current	None
Participant Loan Fee[3]	$15

1	A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date that the purchase payment being withdrawn was deposited. The surrender charge is 7% with respect to a purchase payment withdrawn before the payment is “aged” two complete years and decreases in subsequent years as the purchase payment being withdrawn ages. No surrender charge is deducted with respect to a purchase payment that is seven complete years old, or older (See “Deductions and Charges – Surrender Charges.”)
2	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year.
3	Loans under the contract are available only to contracts sold to 403(b) plans. There is a one-time $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including underlying fund fees and expenses)

If you choose to purchase an optional benefit, you will pay additional charges, as shown in the table immediately below.

ANNUAL CONTRACT EXPENSES

Administrative Expenses [1]
Maximum	$35
Current [1]	$35

Base Contract Expenses (as a percentage of average Account Value) [2]	0.90%

Death Benefit Option 2 – Annual Step-Up	1.25%

Optional Benefit Expenses

Guaranteed Minimum Income Benefit Rider[3] (as a percentage of the greater of guaranteed annuitization value and Contract Value)	1.00%
Enhanced Death Benefit Option 1 Rider (as a percentage of Contract Value) [3]	0.05%

Loan interest rate differential: equal to excess of interest rate charged on loan over interest credited to amount in loan collateral account. Generally, the interest rate charged for the loan is 2% annually and the interest paid on the loan collateral held in our loan security account is 0%.4

8

1	This charge, which we call the “annual administrative charge”, is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”
2	The Base Contract expense corresponds to the Return of Premium death benefit option (Option 1), and consists of a mortality and expense risk fee component and a daily administrative fee component. For death benefit option 1 (return of premium), the Separate Account charge is 0.90% (consisting of a mortality and expense risk fee of 0.775 % and a daily administrative fee of .125%). For death benefit option 2 (annual step-up), the Separate Account Charge is 1.25% (consisting of a mortality and expense risk fee of 1.125% and a daily administrative fee of .125%). Each such charge is determined on an annualized basis as a percentage of average account value in the Separate Account.
3	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary. The current charge is locked in at the time you elect the benefit. See “Optional Benefits”. The Guaranteed Minimum Income Benefit fee is calculated as a percentage of the greater of guaranteed annuitization value and contract value. The current fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%.
4	Loans under the contract are available only to contracts sold to 403(b) plans. In addition to the possible participant loan fee, there is an interest rate differential. That is, interest charged on the loan will exceed interest you earn on your Contract Value held as loan collateral. The difference is a net cost to you.

The next item shows the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses[1] (expenses that are deducted from underlying fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	5.82%

1	Fund expenses are as of 12/31/25, and can vary from year to year. The fees set forth here do not reflect the effect of any expense reimbursement arrangements or fee waiver arrangements.

EXPENSE EXAMPLES

This Example is intended to help you compare the cost of investing in the variable options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include Contract Owner transaction expenses, annual contract expenses, and annual underlying fund expenses.

The Example assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the GIA.

The Example assumes that you invest $100,000 in the variable options of the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual underlying fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$13,329	$26,634	$39,251	$69,746

9

(2) If you annuitize or do not surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$8,047	$23,370	$37,722	$69,746

Principal Risks Of Investing In The Contract

There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the underlying funds you select. Each fund may have its own unique risks. Variable annuities are not a short-term investment vehicle. The surrender charge may apply for a number of years, so that the contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your purchase payments. Significant surrender charges may apply to full or partial withdrawals. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59 1⁄2. Withdrawals, including loans, can significantly reduce the death benefit. Withdrawals can reduce the death benefit by more than the value withdrawn. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the underlying funds. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each fund. The investment risks are described in the prospectuses for the funds.

If on any Valuation Date the total Contract Value equals zero, or the amount of premium tax you owe in connection with a contract surrender or partial withdrawal you made is greater than or equal to the Contract Value, the contract will immediately terminate without value.

Risks Associated With Requirements For GMIB. The Guaranteed Minimum Income Benefit is an optional benefit designed to pay a guaranteed amount of annuity payments, even if your Contract Value decreases. Our ability to make these guaranteed payments in a scenario in which your Contract Value has declined is contingent on our having the necessary financial solvency to make such payments. You also should be aware of the possibility that you might die before taking the guaranteed annuity payments, in which case you would have paid the fees for the GMIB without ever realizing the benefits of that feature. In addition, the guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. Withdrawals, including loans, could significantly reduce or terminate the benefit.

Insurance Company Insolvency. An investment in the contract is subject to the risks related to Nassau Life, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nassau Life. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to meet our obligations under the contract. In particular, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the GIA and to pay the guaranteed amount under one of the optional living benefits.

Risks Related to Guaranteed Interest Account (GIA).

The GIA is one investment option under the contract to which you may allocate purchase payments and Contract Value. You earn a fixed rate of interest under the GIA. That fixed interest rate may be low, and might be substantially less than what you might earn from other investment options under the contract. Payment of amounts under the GIA is contingent on our having the financial solvency to make such payments.

Risks Associated with Contract Changes. Among other rights we reserve under the contract, we reserve the right to add or remove variable investment options and substitute underlying funds. We may restrict or prohibit the allocation of additional premium payments or transfers to any variable investment option. We also reserve the right to limit purchase payments and transfers to and from the GIA.

10

Risks Related to Loans. If your contract is issued to a 403(b) plan and the plan allows loans, you can borrow amounts from your Contract Value. When you take a loan, we set aside as loan collateral an amount equal to the amount delivered to you as a loan. The interest credited to the amount held as loan collateral is less than the interest charged on the loan, and that difference is the net cost of the loan to you. You also should be aware that Contract Value held as collateral does not participate in the performance of the variable investment options, and as such you may miss out on any positive investment performance of those options. Loans made after the GMIB rider date can reduce the benefit value by more than the amount withdrawn and could terminate the benefit. Loans will also reduce the value of the death benefit, perhaps significantly. Loans also can have tax consequences.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cyber Security and Business Continuity Risks. Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future. We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

Nassau Life and the Separate Account

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06115, is a stock life insurance company organized under the laws of the State of New York. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of Nassau Life include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the contracts, and the Nassau Companies of New York, which will provide administrative services for the contracts.

11

You should send any transaction request (e.g., premium payments) to our Customer Service Office (see the Glossary for the address). Transaction requests received in good order (i.e., in form and substance acceptable to us) at that address on a given Valuation Date are priced based on the unit value as of the end of that Valuation Date. Transaction requests received in good order on a day other than a Valuation Date are priced based on the unit values in effect as of the end of the next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Nassau Life. On July, 1 1992 the Separate Account’s domicile was transferred to New York.

The Separate Account has several variable investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any variable investment option in the Separate Account.

Obligations under the contracts are obligations of Nassau Life. You may make contributions to the GIA which is supported by the assets in Nassau Life’s General Account and such contributions are not invested in the Separate Account. The GIA is part of the General Account of Nassau Life. The General Account supports all insurance and annuity obligations of Nassau Life and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

Any guarantee under the contract, such as interest credited to the GIA, or any guarantees provided by a rider are paid from our General Account. We are obligated to pay all amounts promised to investors under the contract, subject to our financial strength and claims-paying ability. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks.

The Variable Investment Options

Contract value allocated to a variable investment option will vary based on the investment experience of the corresponding underlying fund in which the variable investment option invests. There is a risk of loss of the entire amount invested.

You choose the variable investment options to which you allocate your purchase payments. These variable investment options are investment options of the Separate Account. The variable investment options invest in the underlying funds. You are not investing directly in the underlying funds. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

12

The underlying funds offered through this product were selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, recommendations of fund families or distributors, and/or the capability and qualification of each sponsoring investment firm. Another factor the Company considered was whether the underlying fund or an affiliate of the underlying fund would compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. The types of compensation paid to the Company by an underlying fund and/or its affiliate are discussed further in the section immediately below entitled “Administrative, Marketing and Support Service Fees”.

The Company periodically reviews the selection of underlying funds offered through this product based on various criteria, including (but not limited to) the criteria described above. Upon review, the Company may add new underlying funds or, subject to applicable law, remove underlying funds. The Company may also restrict allocation of additional premium payments or transfers to an underlying fund if the Company determines the underlying fund no longer meets one or more criteria and/or if the underlying fund has not attracted significant contract owner assets. The Company’s decision whether to add, remove, or restrict an underlying fund may be influenced by whether, and the extent to which, the underlying fund makes payments to the Company.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any underlying fund will achieve its stated investment objective.

Information regarding each underlying fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix to this prospectus. Each underlying fund has issued a prospectus that contains more detailed information about the fund. You can obtain this information at no cost by calling 1-800-541-0171 or by going to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also send an email request to customer_contact_center@nfg.com.

Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the contracts have entered into agreements with the underlying funds or the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and the principal underwriter for the contracts for providing certain administrative, marketing, or other support services to the underlying funds.

Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

13

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

These administrative services may include but are not limited to soliciting applications for variable contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting variable contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of variable contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

For additional information concerning the available investment options, please see Appendix A.

GIA

Information regarding the features of the GIA, including (i) its name and (ii) its minimum guaranteed interest rate, is provided in Appendix A to this prospectus.

In addition to the Separate Account, you may allocate purchase payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. We will credit compound interest daily on any amounts in the GIA at such rates as we shall determine as described below, but in no event will the effective annual rate of interest be less than 3%. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

We set the interest rate that will apply to any new purchase payments or transfers allocated to the GIA. The rate applicable to a given deposit into the GIA is guaranteed to change no more frequently than once per year. After a one-year guarantee period ends, amounts allocated to the GIA may be credited interest at a different interest rate. We declare interest rates for the GIA in our discretion, subject to the guaranteed minimum interest rate.

We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per contract.

Prior to the maturity date you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the variable investment options over a consecutive 4-year period according to the following schedule:

● Year One:	25% of the total value
● Year Two:	33% of remaining value
● Year Three:	50% of remaining value
● Year Four:	100% of remaining value

Transfers from the GIA may also be subject to other rules as described throughout this prospectus. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts. These disclosures are, however, subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

14

GIA Restrictions

Payments and transfers to the GIA are subject to a maximum GIA percentage (the “Maximum GIA Percentage”). The Maximum GIA Percentage is the maximum amount of a purchase payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage, and that percentage will never be less than 5%.

In general, for contracts issued on or after March 31, 2003, purchase payments and transfers to the GIA are subject to the Maximum GIA Percentage. Certain exceptions and state variations may apply. Review your contract or contact our Customer Service Office for more information.

In addition, we may not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value.

GIA may not be available in all states. Note, additional restrictions related to transfers to and from the GIA may be noted throughout this prospectus.

Deductions and Charges

Annual Administrative Charge

We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the variable investment options, or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. We may, at our sole discretion, waive the administrative charge if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described above. This fee is not deducted from the GIA.

Enhanced Option 1 Rider Fee

If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial purchase payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the contract value at the beginning of each contract year. The fee will be deducted from the contract value with each variable investment option and the GIA bearing a pro-rata share of such fee based on the proportionate contract value of each variable investment option and the GIA. If you surrender your contract on a contract anniversary, no fee will be deducted. The current fee is equal to 0.050%.

Guaranteed Minimum Income Benefit Rider Fee

The current and historical fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%. In each case, the GMIB fee percentage is multiplied by the greater of guaranteed annuitization value and the Contract Value.

15

The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each variable investment option, GIA bearing a pro rata share of such fee based on the proportionate contract value of each variable investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

Mortality and Expense Risk Fee

We make a daily deduction from each variable investment option for the mortality and expense risk charge. The charge is assessed against the daily net assets of the variable investment options and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:

Option 1 – Return of Premium	Option 2 - Annual Step-up
0.775%	1.125%

Although you bear the investment risk of the variable investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges

A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premium payments. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See “Annuity Payment Options.” Any surrender charge is imposed on a first-in, first-out basis.

16

Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected variable investment options and GIA on a pro rata basis. You may request that the surrender charge be deducted from the amount you have requested as a withdrawal, in which case the amount you actually receive will be reduced to reflect the surrender charge amount. Alternatively, you may request that the net amount you receive be a specified dollar amount, in which case we “gross up” the withdrawal amount so that you receive the net amount you requested. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

The surrender charge is deducted from purchase payments withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all purchase payments paid less any prior withdrawals for which a surrender charge was paid. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the death benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your Contract Value as of the last contract anniversary).

The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

Death Benefit Option 1
Contract Year 1:	10% of the contract value as of the date of withdrawal
Contract Years 2 and greater:	10% of the last contract anniversary value

Enhanced Option 1 Rider
Contract Year 1:	10% of the contract value as of the date of withdrawal
Contract Years 2 and greater:	10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

This rider is available at an annual cost of 0.05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

Death Benefit Option 2
Contract Year 1:	10% of the contract value as of the date of withdrawal
Contract Years 2 and greater:	10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

The deduction for surrender charges, expressed as a percentage of purchase payments withdrawn in excess of the 10% allowable amount, is as follows:

Percent	7%	7%	6%	6%	5%	4%	3%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

17

If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

The total surrender charges on a contract will never exceed 9% of total purchase payments withdrawn, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

Tax

Tax is considered to be any tax charged by a state or municipality on purchase payments, whether or not characterized as premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. Premium taxes are incurred when purchase payments are made (with respect to the States that impose such taxes). We pay premium taxes to the applicable States when required to do so by the State. We recoup premium taxes we paid with respect to purchase payments made by a contract owner as allowed by applicable State law, which could be upon the earlier of when the contract owner takes a partial withdrawal, surrenders the contract or annuitizes and when a death benefit is paid.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 2 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups

We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc., or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 Securities, Inc. has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

18

Loan-related Fees

We also provide, as an administrative service to 403(b) plan participants, the ability to take a loan that is secured by the participant’s Contract Value. There is a maximum $15 administrative charge in connection with each loan you take for processing any such loan, but currently we do not assess this charge. In addition, you should be aware that you incur a cost, which is in the form of the difference between the interest rate charged to you on the loan and the interest rate earned on your funds held in the collateral account supporting the loan. That loan interest rate differential is equal to 2%.

Other Charges

Charges are deducted from, and expenses paid out of, the assets of the underlying funds, as described in the prospectuses for the funds.

The Accumulation Period

The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

Accumulation Units

An accumulation unit is used to calculate the value of a contract. Each variable investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Value

The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor

The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each variable investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b)  are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Purchase of Contracts

We no longer sell the Contract to new investors. Thus, the procedures described here with respect to the initial purchase payment are those that applied to prior contract sales.

19

Generally, we require minimum initial payments of:

●	Non-qualified plans—$1,000

●	Qualified Plans/IRAs—$1,000

●	Bank draft program—$25

●	You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available variable investment option, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

The initial payment is due and payable before the contract becomes effective. We require minimum subsequent payments of $25.

The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made any time before the maturity date of a contract.

Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Programs and Benefits.”

Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Customer Service Office, your payment will be applied within two days of the completion of the application. If our Customer Service Office does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Customer Service Office, then your payment will be immediately returned. You may request us to hold your purchase payment after the five day period while the application is completed and within two days after completion we will apply your purchase payment. Please note that prior to the completion of your application or order form, we will hold the purchase payment in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Customer Service Office. Additional payments allocated to variable investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment by us.

Payments received under the contracts will be allocated in any combination to any variable investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Customer Service Office of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you. In particular, such current allocation instructions are what we will follow when determining how to allocate a premium payment we receive that lacks separate allocation instructions or that is not in good order with respect to its allocation instructions.

For certain eligible groups we may reduce the initial or subsequent purchase payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of purchase payments; and

20

(3) the amount of compensation to be paid to Registered Representatives on each purchase payment.

Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Payments to the GIA are subject to the Maximum GIA Percentage. See section above entitled GIA for additional details.

Benefits Available Under the Contract

The following benefits and other features are available during the accumulation period:

The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Two death benefit options available: (a) return of premium and (b) annual step-up	Optional	For return of premium death benefit, Separate Account charge is .90% For annual step-up death benefit, Separate Account charge is 1.25%

●    For deaths after age 80 under step-up death benefit options, ongoing step-up feature stops as of age 80

●    If you do not affirmatively elect to have the full death benefit amount sent to you, death benefit proceeds of more than $5000 are paid into the Concierge Account (a retained asset account)

●    Under the annual step-up death benefit option, the death benefit will equal Contract Value if that is the highest amount

●    Withdrawals may reduce the death benefit by more than the amount withdrawn

Enhanced Option 1 Rider	Provides an increased free withdrawal amount and a 7 year step-up death benefit	Optional	0.05% on an annual basis	● Ongoing 7 year step-up death benefit feature ceases at age 80 with respect to Annuitant deaths after age 80 ● Withdrawals may reduce the death benefit by more than the amount withdrawn

Asset Allocation and Strategic Programs	Programs involving allocation of Contract Value to underlying funds designed to maximize returns and limit effects of market volatility for given level of risk tolerance	Optional	None	● May participate in only one program at a time ● Programs may be discontinued or modified in the future

21

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Automatically rebalances selected variable investment options to maintain original percentage allocations	Optional	None	● Cannot use while Dollar Cost Averaging Program in effect ● Does not permit transfers to or from GIA ● Not available with GMIB
Interest Investment Program	Automatically transfers interest earned on purchase payments allocated to GIA to variable investment options	Optional	None

●    Must have at least $10,000 in GIA at all times to keep program in effect

●    Transfers under program not subject to general restrictions applicable to GIA transfers

●    Not available to those investing via bank draft program or while Dollar Cost Averaging Program or Asset Rebalancing Program in effect (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

Dollar Cost Averaging Program	Automatically transfers Contract Value to variable investment options or GIA on monthly, quarterly, semiannual, or annual basis	Optional	None

●    Subject to minimum initial and subsequent transfer amounts

●    Transfers under program not subject to general restrictions applicable to GIA transfers

●    Not available to those investing via bank draft program. (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

●    Not available with GMIB or Asset Rebalancing

22

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from variable investment options or GIA	Optional	None

●    Not available on or after Maturity Date

●    Surrender charges, income taxes, penalty taxes, and premium taxes may apply

●    Systematic withdrawals can reduce the Contract Value and the death benefit and and may diminish or terminate the GMIB

GMIB	Guarantees minimum monthly fixed annuity payments	Optional	1.0%, multiplied by greater of guaranteed annuitization value or Contract Value on date fee is deducted

●    Benefit under rider not available until later of 7 years after rider is added or contract anniversary following older annuitant’s 60th birthday.

●    Election of benefit rider is irrevocable

●    Withdrawals, including loans, can reduce the guaranteed annuitization value by an amount that is more than the dollar amount of the withdrawal.

●    If you die before beginning your receipt of GMIB annuity payments, you would have paid the fee for GMIB without realizing any corresponding benefit.

●    The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value.

23

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loan Feature for participants in Section 403(b) plans	Allows 403(b) plan participants to take a loan against their Contract Value	Optional	For each participant loan that is taken, there is a maximum administrative fee of $15, but currently we do not assess that fee. Generally, interest rate charged for the loan is 2% annually and the interest paid on loan collateral is 0%.

●    Loans may reduce the Contract Value, may reduce the values under GMIB or terminate that benefit, and may have tax consequences.

●    The portion of the Contract Value held as loan collateral does not participate in the investment performance of the variable investment options.

Waiver of Surrender Charge	Surrender charges waived in certain scenarios (e.g., during first contract year withdraw up to 10% of contract value without a surrender charge)	Standard	No additional charge for sales charge waiver provisions	● Absent such waivers, you may pay a surrender charge upon a withdrawal

Enhanced Option 1 Rider

Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

1. Cumulative Free Withdrawals. After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

2. 7 year Step-up in the Death Benefit. Prior to the annuitant’s 80th birthday, the death benefit equals the greatest of:

a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

b. the contract value on the claim date; or

c. the 7 Year Step-up Amount on the claim date.

3. Minimum Death Benefit past the Annuitant’s 80th birthday. The death benefit is equal to the greater of:

a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

b. the contract value on the claim date.

24

There is a charge of 0.05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

Guaranteed Minimum Income Benefit Rider (“GMIB”)

This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant’s 90th birthday.

A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all purchase payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

A	=	the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

B	=	the sum of purchase payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each purchase payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

D	=	any tax that may be due.

After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

A	=	the guaranteed annuitization value on the contract anniversary following the older annuitant’s 85th birthday.

B	=	the sum of purchase payments made after the contract anniversary following the older annuitant’s 85th birthday.

25

C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.

D	=	any tax that may be due.

Guaranteed Annuitization Value Reduction

A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate

On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

4.	each rider anniversary.

Rider Fee

For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each variable investment option and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each variable investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

Termination of This Rider

You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older annuitant’s 90th birthday;

2.	the termination of the contract to which this rider is attached;

26

3.	the date a death benefit becomes payable under the contract to which this rider is attached;

4.	the date annuity payments commence under the contract to which this rider is attached; and

5.	the death of the last surviving Annuitant or joint Annuitant named under this rider.

GMIB Annuity Payment Options

Under this rider, you may only elect one of the following annuity payment options:

GMIB Option A—Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

GMIB Option B—Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if you were to die prior to the first annuity payment being made.

GMIB Option D—Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if both Annuitants were to die prior to the first annuity payment being made.

GMIB Option F—Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Not all payment options described above will necessarily meet minimum required distribution rules for qualified contracts. In particular, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payment option within a qualified contract.

Important Information regarding the GMIB

While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

●	The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

●	The GMIB is irrevocable once elected.

●	You may not change any annuitant or joint annuitant while the GMIB is in effect.

27

●	The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

●	You should consult with a qualified financial advisor if you are considering the GMIB.

●	The GMIB is only available if approved in your state and if we offer it for use with the contract.

●	The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.

Examples illustrating how GMIB operates

Example: Calculation of Guaranteed Annuitization Value

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.05^3) + $200,000) x 1.05^4) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

If the roll-up stops at age 80, then the following example should be used:

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

If the roll-up stops at age 85, then the following example should be used:

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 6th contract anniversary (at age 85).

The Guaranteed Annuitization Value at age 85 is equal to $134,010 ($100,000 x 1.05^6). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $334,010 ($134,010 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

Example: Calculation of Guaranteed Annuitization Value Reduction

Assume the Guaranteed Annuitization Value is $175,000, the Contract Value is $150,000 and the contract owner withdraws $10,000.

The $10,000 withdrawal will reduce the Guaranteed Annuitization Value by the same proportion as it reduces the Contract Value. A withdrawal of $10,000 will reduce the Contract Value by 6.67% (1 – ($140,000 / $150,000) and therefore the Guaranteed Annuitization Value by $11,667 (6.67% x $175,000). The Guaranteed Annuitization Value after the withdrawal will be $163,333 ($175,000 – $11,667).

Additional Programs

Depending on the terms of your specific contract and any optional riders purchased, you may be eligible to elect one of the additional programs described below.

28

Asset Allocation and Strategic Programs

Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.”

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option

If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. Subject to the terms of your specific contract and any optional riders purchased, you may, at any time, switch your current program or option to another program or cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Customer Service Office (see Glossary for address). If you are enrolled in a program that is eliminated, you will receive notice and you may (depending on the terms of your specific contract and any optional riders purchased) be enrolled in an alternative program or choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available, except as indicated:

● AllianceBernstein Balanced Hedged Allocation Portfolio

The AllianceBernstein Balanced Hedged Allocation Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

● Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, purchase payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Income VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

29

● Franklin Templeton Perspectives Allocation Strategy

Through the Franklin Templeton Perspectives Allocation Strategy, purchase payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Dyna Tech VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009) Since June 22, 2009, new elections of these asset allocation options have not been allowed. Thus, the discussion here is pertinent only to those who had opted for this program prior to that date and who continue to participate in the program.

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

●	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

●	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

●	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

●	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

●	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Ibbotson options, your purchase payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the Valuation Date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

● Morningstar Asset Allocation Series

The Morningstar Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFs, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

●	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

30

●	Morningstar Balanced ETF Asset Allocation Portfolio – Class II

●	Morningstar Growth ETF Asset Allocation Portfolio – Class II

●	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee. If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. For example, if your selected percentages specified 20% of Contract Value allocated to the subaccount investing in underlying fund A, 70% of Contract Value allocated to the subaccount investing in underlying fund B, and 10% of Contract Value allocated to the subaccount investing in underlying fund C, and investment performance caused those allocations to change, we would rebalance back to those percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually.

These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding valuation date. You may start or discontinue this program at any time by submitting a written request or calling our Customer Service Office (see Glossary for address). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the variable investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, purchase payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the variable investment option from which funds will be transferred (sending investment option), and if the value in that variable investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending variable investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. For example, if you had $3600 in GIA, you could transfer $600 per month to your desired subaccounts until the $3600 had been transferred completely after 6 months.

Upon completion of the Dollar Cost Averaging Program, you must notify us at (800) 541-0171 or in writing to our Customer Service Office (see Glossary for address) to start another Dollar Cost Averaging Program.

All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

31

The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

In the event of an early cancellation the enhanced GIA rate will only be applied to the net value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Customer Service Office.

After the cancellation date, you may transfer the net value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the variable investment options without being subject to the Maximum GIA Percentage.

We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

If you own GMIB or GMWB, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program.

If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Ibbotson Strategic Asset Allocation Program.

If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

We may at different times offer an Interest Investment Program. Under this program, interest earned on purchase payments allocated to the GIA will automatically be transferred out to any of the variable investment options under the separate account.

You may elect to transfer interest earned on purchase payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next Valuation Date.

32

You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program.

To start or stop the Interest Investment Program, you must notify us at (800) 541-0171 or write to our Customer Service Office (see Glossary for address). As an example, if you had $10,000 in GIA and the crediting rate were 1%, you could have automatically transferred the $100 interest earned per year.

Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA. See section above entitled GIA, for additional information.

The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each variable investment option and the GIA bearing a pro rata share. For example, you could specify that $500 be withdrawn each quarter, and the $500 would be taken pro rata from each variable investment option and the GIA automatically.

The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

You may start or terminate this program by sending written instructions to our Customer Service Office (see Glossary for address) in the manner or format specified by us. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1⁄2. See “Federal Income Taxes.”

Surrender of Contract and Withdrawals

If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Under Annuity Option K and Annuity Option L (discussed below in the Annuity Payments Option section), you can receive annuity payments under those options and also take unscheduled withdrawals. To make an unscheduled withdrawal, you would complete and submit our prescribed form just as you would do with respect other types of partial withdrawals. There is no free withdrawal amount with respect to an unscheduled withdrawal under Annuity Options K and L, and thus, you are subject to a surrender charge. Please be aware that if you were to exhaust the Contract Value through such unscheduled withdrawals, the Contract would terminate. From a federal tax perspective, unscheduled withdrawals are treated in the same manner as other partial withdrawals. If you surrender the contract, the proceeds you receive upon surrender will be reduced by the amount of any outstanding loan and accrued loan interest.

33

Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Customer Service Office. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000. Withdrawals are subject to income taxes. In particular, if you have not reached age 59½, a 10% penalty tax may apply on taxable income withdrawn. See “Federal Income Taxes.”

Withdrawals will reduce the Contract Value, can reduce the guaranteed annuitization value under the GMIB by more than the dollar amount of the withdrawal, and can result in termination of GMIB.

When you withdraw amounts from a subaccount of the Separate Account (i.e., a variable investment option), the units you redeem to make that withdrawal are valued as of the Valuation Date we receive your request in good order. We then pay the withdrawal amount within 7 days after that date.

The appropriate number of accumulation units of a variable investment option will be redeemed at their value next determined after the receipt by our Customer Service Office of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple variable investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Deferment of Payment.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge is imposed on a first-in, first-out basis.

You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Customer Service Office (see Glossary for address) by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000. In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.

Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403 (b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11) applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

34

Contract Termination

The contract will terminate without value, if on any valuation date:

●	The contract value is zero; or

●	The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

Nassau Life will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable

A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment.

●	Death of an Owner/Annuitant. If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

●	Death of an Annuitant who is not the Owner. If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant’s beneficiary.

●	Death of Owner who is not the Annuitant. If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

●	Spousal Beneficiary Contract Continuance. If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner.

●	Contingent Annuitant Contract Continuance. Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

●	Qualified Contracts. Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

●	Ownership of the Contract by a Non-Natural Person. If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

Payment Amount Before Age 80

Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

●	Option 1—Return of Premium. The greater of:

1.	100% of payments, less adjusted partial withdrawals; or

2.	the contract value on the claim date.

35

●	Option 2—Annual Step-up. The greater of:

1.	100% of payments, less adjusted partial withdrawals; or

2.	the contract value on the claim date; and

3.	the Annual Step-up Amount on the claim date.

●	Enhanced Option 1 Rider. Before the Annuitant’s 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

The greater of:

1.	the sum of 100% of payments less adjusted partial withdrawals on the claim date; or

2.	the contract value on the claim date; or

3.	the 7-year step-up amount on the claim date.

This rider is available at an annual cost of 0.05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

Payment Amount After Age 80

After the annuitant’s 80th birthday, the death benefit (less any deferred premium tax) equals:

●	Option 1—Return of Premium. The greater of:

1.	the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

2.	the contract value on the claim date.

●	Enhanced Option 1 Rider. After the annuitant’s 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

The greater of:

1.	the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of purchase payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

2.	the contract value on the claim date.

This rider is available at an annual cost of 0.05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

●	Option 2—Annual Step-up. The greater of:

1.	the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of purchase payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

2.	the contract value on the claim date.

●	Death of an Owner who is not the Annuitant. Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner’s beneficiary. The amount of death benefit payable is equal to the greater of:

1.	100% of purchase payments, less withdrawals; and

2.	the contract value on the claim date.

36

Because the death benefit in this situation equals the greater of purchase payments paid and the contract value, an owner who is not the Annuitant should seriously consider whether Death Benefit Option 2 is suitable for their circumstances.

We reserve the right to discontinue offering any one of the available death benefit options in the future.

If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

If the beneficiary makes no election regarding how the death benefit is to be paid out and the death benefit amount is more than $5000, then we will transfer the death benefit amount to the Concierge Account, a retained asset account. If there is no such election but the death benefit amount is $5000 or less, then we deliver the death benefit proceeds in the form of a check. A beneficiary who does elect the manner in which the death benefit is settled can choose from several options, including lump sum, continuing the contract (if a surviving spouse), applying the death benefit proceeds to an annuity option, or affirmatively electing that the death benefit proceeds be transferred to the Concierge Account. In settlement-related materials that we deliver to beneficiaries to help them with their choice, we describe the available annuity options—which are a subset of the annuity options set forth in this prospectus (e.g., life annuity with specified period certain). There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

The Concierge Account is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.

As an illustration of how one death benefit option operates, if death occurs before age 80, purchase payments less withdrawals were $30,000, Contract Value as of the claim date were $25,000, and the Annual Step-Up Amount on the claim date were $35,000, then the death benefit amount would be the greater amount—$35,000.

Payment Upon Death After Maturity Date

If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant’s death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant’s beneficiary according to the payment option in effect at the time of the annuitant’s death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death. For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/ Stretch Annuity Feature.)

Retained Asset Account

Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum or you make no election, the proceeds of the death benefit equal to more than $5000 payable to an individual, trust or estate will be applied to the Concierge Account (“CA”), an interest bearing draft account with check writing privileges. The CA is generally not offered to corporations or similar entities. You may opt out of the CA at any time by writing a check from the CA for the full amount of your balance or by calling our Customer Service Office. A supplementary contract may be issued when death benefit proceeds are paid through the CA.

37

The CA is part of the general account of Nassau Life. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the CA. As part of Nassau Life’s general account, it is subject to the claims of Nassau Life’s creditors. Nassau Life may receive a financial benefit from earnings on amounts left in the CA. The guarantee of principal is based on the claims-paying ability of Nassau Life and principal is covered by the state guaranty association. Interest paid on amounts in the CA is taxable as ordinary income in the year such interest is credited. Amounts in the CA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.

Unclaimed Property

States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.

Participant Loans Under 403(b) Plans

Loans from the Contract are made only to those who are plan participants invested in a contract we have sold to a plan qualified under Section 403(b) of the Code. For these contracts, the minimum loan amount is $1000. The maximum loan amount cannot be more than the greater of (a) 90% of the first $10,000 of Contract Value minus any surrender charge (b) 50% of the Contract Value minus any surrender charge and (c) with respect to any amount taken from the GIA to fund the loan, the amount withdrawn from GIA may not exceed the greater of $1000 or 25% of the Contract Value in GIA when the loan is made. In no event can the loan amount exceed $50,000. In connection with each loan, there is a maximum administrative fee of $15, but currently we do not impose any such fee.

A participant may request (a) a proportionate loan, in which amounts withdrawn from Contract Value in connection with the loan are taken pro rata from the investment options in which the participant’s Contract Value is invested at the time of the loan request or (b) a loan as to which the participant specifies the investment options as to which amounts will be withdrawn and the amount to be withdrawn from each investment option. If the participant fails to specify either option, we will process the loan as a proportionate loan.

Amounts withdrawn from the participant’s investment options in connection with a loan are not subject to a surrender charge when withdrawn and are deposited into our loan security account, which is part of our general account. In the Federal Truth in Lending Disclosure that we will deliver to the participant when the loan is made, we will disclose, among other things (a) the differential between interest credited to amounts held as collateral in the loan security account and the interest rate we charge on the loan and (b) the loan repayment schedule. Generally, the interest rate charged for the loan is 2% annually and the interest paid on the loan collateral held in our loan security account is 0%. Simple loan interest accrues on a daily basis.

38

With respect to loan repayment, the outstanding loan balance becomes immediately due upon any of the following events (a) the later of the participant’s “applicable age” and separation from employment with the current employer (b) receipt of election to terminate the contract or (c) our receipt of due proof of death.

As part of the process by which a participant takes a loan, the participant also commits to a loan repayment schedule (e.g., paying off the loan on a monthly basis). Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us. Under section 72(p) of the Code, if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Because a participant loan is funded through a withdrawal from the contract, amounts borrowed under a contract do not participate in the investment experience of the Separate Account. As such, loans can affect the Contract Value, the death benefit, and optional benefits whether or not the loan is repaid. It also is the case that Contract Value at surrender and the amount of the death benefit (where the death benefit amount is based on Contract Value) will be reduced by the amount of any outstanding loan (and accrued interest).

Internet, Interactive Voice Response and Telephone Transfers

In addition to making requests in writing using a form authorized by us, you may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response, telephone, or fax. The Company may discontinue Internet, Interactive Voice Response, and telephone transfers at any time.

Nassau Life will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information. You will receive written confirmation of all transfers. Nassau Life may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Nassau Life reasonably believes to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

You may elect to transfer all or any part of the Contract Value among one or more variable investment options or the GIA subject to the limitations established for the GIA. A transfer from a variable investment option will result in the redemption of Accumulation Units and, if another variable investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Customer Service Office of notice of election in a form satisfactory to us. A transfer among variable investment options or the GIA does not automatically change the payment allocation schedule of your contract.

39

You may also request transfers and changes in payment allocations among available variable investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by contacting the Customer Service Office. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple contract owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Customer Service Office except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.” Transfers to the GIA are not permitted during the first Contract Year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown in the schedule page of the contract.

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among variable investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among variable investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a variable investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

●	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

●	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

●	increased brokerage and administrative expenses.

To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

40

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any variable investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

●	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

●	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Customer Service Office by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

●	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option), implement and administer redemption fees imposed by one or more of the underlying funds, or impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts or policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple contract owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all contract. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers.

We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Nassau Life and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

41

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Nassau Life has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict contract holders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any variable investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

Annuity payments will begin on the contract’s maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. The annuitized Contract Value is reduced by the amount of any outstanding loans plus accrued interest. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See “Annuity Payment Options.” Once annuity payments have commenced, the Annuity Option may not be changed, and (except with respect to Annuity Payment Option K and Annuity Payment Option L), you may no longer withdraw Contract Value.

If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant’s 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 73 (72 for individuals who attained that age before January 2023) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A contract holder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the contract holder’s satisfaction of Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes”.

42

The maturity date election must be made by written notice and must be received by our Customer Service Office 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (“TSA”), a Keogh Plan or an IRA plan. See “Tax Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”

Annuity Payment Options

Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant’s beneficiary.

With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each variable investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. With respect to the variable annuity payment options, the value of the annuity units will vary with the investment performance of each variable investment option to which annuity units are credited.

To determine the variable annuity payment for a given period for a single given variable investment option, we multiply the number of annuity units for that investment option by the annuity unit value for that investment option as of the last business day of the period – resulting in a dollar figure. We perform that same calculation with respect to the other variable investment options as to which you have annuity units. We then add the amounts for each such investment option. We make the annuity payment on the annuity payment date or on the first business day following the annuity payment date if the annuity payment date doesn’t fall on a business day, in a given period.

The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the variable investment option is better or worse than the assumed investment return.

The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment.

If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

Instead of the Variable Payment Life Expectancy Annuity, (see “Option L” below), you may, by written request received by our Customer Service Office on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

43

The level of annuity payments will depend on the option selected and such factors as the age of the Annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the variable investment options. See “Charges For Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Customer Service Office well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

Option A—Life Annuity with Specified Period Certain

Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B—Non-Refund Life Annuity

Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option C—Discontinued

Option D—Joint and Survivor Life Annuity

Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant. Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option E—Installment Refund Life Annuity

Provides a monthly income for the life of the annuitant. In the event of the annuitant’s death, the annuity income will continue to the annuitant’s beneficiary until the amount applied to purchase the annuity has been distributed.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

44

Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G—Payments for Specified Period

Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H—Payments of Specified Amount.

Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant’s beneficiary until the end of the elected period certain.

Option I—Variable Payment Life Annuity with 10-Year Period Certain

Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant’s beneficiary until the end of that 10- year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the variable investment options in which proceeds are invested.

Option J—Joint Survivor Variable Payment Life Annuity with 10-Year Period Certain

Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the variable investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K—Variable Payment Annuity for a Specified Period

Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies.

The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at any time request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Payment Life Expectancy Annuity

Provides a variable payout monthly income payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at any time request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant’s beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

45

Option M—Unit Refund Variable Payment Life Annuity

Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant’s beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N—Variable Payment Non-Refund Life Annuity

Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Other Options and Rates

We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. In addition, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payout option with a qualified contract.

Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain their applicable age (For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70½. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an indivudal reaches age 74 after 2032, the applicable age is 75). Minimum distribution requirements do not apply to Roth IRAs during the Owner’s lifetime. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain their applicable age.

Regardless of contract year, amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

Currently, transfers between variable investment options are not available for amounts allocated to any of the variable payment annuity options.

Variable Account Valuation Procedures

Valuation Date

A valuation date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. Eastern time).

46

Valuation Period

Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Miscellaneous Provisions

Assignment

Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary.

We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Customer Service Office.

A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.”

In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

Payment of surrender, withdrawal or death proceeds from the Separate Account usually will be made in one lump sum within seven days after receipt of the written request by our Customer Service Office in good order unless another payment option has been agreed upon by you and us.

However, we may postpone payment of the value of any Accumulation Units at times:

1.	the NYSE is closed other than customary weekend and holiday closings;

2.	trading on the NYSE, as determined by the SEC, is restricted;

3.	an emergency, as determined by the SEC, exists, as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

4.	the SEC may by order permit for the protection of security holders.

Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Customer Service Office. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Free Look Period

You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

47

Community and Marital Property States

If the contract holder resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The contract holder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract holder to obtain proper consent.

Amendments to Contracts

Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

If, in the judgment of Nassau Life’s management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another variable investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract

Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least equal to the required distributions upon death stipulated by Section 72(s) of the Internal Revenue Code and its accompanying rules and regulations with respect to non-qualified contracts, or to the required minimum distributions with respect to qualified contracts (such distributions referred to generically in this section as “Required Distributions”). See also the section Federal Income Taxes below. Electing a “stretch” payout may provide tax advantages to the beneficiary.

This Feature is available to individual or trust beneficiaries of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Nassau Life (or its affiliates) or issued by a company unaffiliated with Nassau Life. If the beneficiary of a contract issued by a company unaffiliated with Nassau Life purchases The Phoenix Edge(R) – VA for NY Contract for this feature, then all contract rights will be available to the purchaser. However, if a beneficiary of The Phoenix Edge(R) – VA for NY Contract elects this feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

48

If this feature is elected, we will calculate the Required Distributions under the Internal Revenue Code (“Code”) and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct Required Distributions is actually withdrawn from the contact each year.

The following guidelines will apply when we administer this Feature:

●	We will calculate the Required Distributions each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

●	With certain exceptions, a non-spouse beneficiary’s share of the death benefit must be distributed within ten years.

●	For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the Required Distributions will continue to be made at least as rapidly as were made during the deceased Owner’s life .

●	If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning date, we will use the remaining life expectancy of the deceased to compute remaining payments.

●	The annual Required Distributions must be withdrawn each year. For a Non-Qualified contract, the first Required Distribution must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/Qualified plans, the first Required Distribution must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.

●	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone Required Distributions until the year the deceased spouse would have attained their applicable age. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the Required Distributions must begin when the surviving spouse attains their applicable age. See “Spousal Definition” for further discussion of spousal qualifications.

●	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the Required Distributions are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.

●	The Required Distributions may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the Required Distributions must be paid at least annually.

●	In addition to Required Distributions, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the Required Distributions may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).

●	The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.

Additional information regarding our administration of this Feature is provided in an election form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

The contracts are designed for use independent of a formal retirement plan (i.e., a non-qualified contract) and with qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

49

The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified contract for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

Income Tax Status

We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Nassau Life and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Contracts

Code section 72 governs taxation of annuities. In general, a contract holder is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently.

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1⁄2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the contract holder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the contract holder.

50

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

Upon receipt of a lump sum payment under the contract, the contract holder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.

For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

Withholding of federal and state income taxes on taxable distributions may be required unless the contract holder properly elects not to have any amounts withheld and notifies us of that election on the required forms and under the required certifications. Certain contract holders cannot make this election.

Partial Annuitization

If permitted by contract, a contract holder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

Amounts surrendered, withdrawn or distributed before the contract holder/taxpayer reaches age 59 1⁄2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract holder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

51

Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if a contract holder dies on or after the annuity starting date, and before the entire interest in the contract has been distributed, the remainder of the contract holder’s interest will be distributed at least as rapidly as the method in effect on the contract holder’s death; and (b) if a contract holder dies before the annuity starting date, the contract holder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract holder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

If the primary Annuitant, which is not the contract holder, dies before the annuity starting date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the contract holder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

If the contract holder dies on or after the annuity starting date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are tax in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Transfers, Assignments, or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. Such transfers, assignments or exchanges are not permitted under a qualified Contract held by a retirement plan or IRA.

52

Contracts Owned by Non-Natural Persons

If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan. The preceding and following discussion generally applies to contracts owned by natural persons.

Section 1035 Exchanges

Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the contract holder by the original insurer and then transmitted from the contract holder to the new insurer.

Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Contract holders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract holder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Additional Tax on Net Investment Income (“Medicare Tax”)

In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.

Diversification Standards

Diversification Regulations

Code section 817(h) requires that all variable contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

●	55% in any 1 investment

●	70% in any 2 investments

53

●	80% in any 3 investments

●	90% in any 4 investments

A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which contract holder control of the investments of the Separate Account will cause the contract holder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the contract holder have control of the assets held in the separate accounts. A contract holder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a contract holder has too much “investor control” of the assets supporting the separate account funds, then the contract holder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract holder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract holder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract holder and us regarding the availability of a particular investment option and, other than the contract holder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

54

Diversification Regulations and IRA/Qualified Plans

Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as contract holders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a contract holder’s named beneficiary designation or elected annuity payment option may not be enforceable.

Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.

Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit provided by the contract is part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

55

Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the contract holder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the contract holder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

The IRS has issued guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.

The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of loans taken under annuity contracts treated as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact our Customer Service Office.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These premium payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

Code section 403(b)(11) imposes certain restrictions on a contract holder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

56

In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

Salary reduction contributions may be distributed upon hardship, but would generally be subject to penalties. If a contract holder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code.

Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.

Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Income Tax Regulations require that the employer have a written 403(b) Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

57

Keogh Plans

The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.

Corporate Pension and Profit-Sharing Plans

Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract holder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the contract holder, lifetime withdrawals are received without tax.

58

Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract holder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the contract holder or Annuitant (as applicable); (c) distributions attributable to the contract holder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract holder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract holder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a contract holder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the contract holder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the contract holder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the contract holder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the contract holder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military; and effective January 1, 2020 up to $5,000 upon the birth or adoption of a child (m) to terminally ill individuals or, for certain plans; (n) distributions in connection with federally declared disasters; and (o) up to $2,500 for certain long term care policy premiums. The exceptions stated in items (e), (h) and (n) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Additional exceptions may apply in limited situations. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age, as defined in Section 401(a)(9)(C)(v), or (b) the calendar year in which the employee retires ((b) does not apply to an IRA). For individuals who reached age 70 1⁄2 before January 1, 2020, the applicable age is 70 1⁄2. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022, and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the contract holder’s lifetime. This commencement date is referred to as the “required beginning date,” as defined in Section 401(a)(9)(C)(i) of the Code. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the required amount not distributed (which may be reduced to 10% if corrected within a two-year correction period). The life expectancy is based on tables published from time to time by the Internal Revenue Service.

The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

An individual is required to take distributions from all of his or her retirement accounts; however in some cases, if the individual has two or more IRA accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has two traditional IRA accounts, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two accounts.

59

For IRAs, we are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each contract holder concerning the RMD computations for his or her annuity contract.

In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original contract holder died prior to the required beginning date, and designated a contract beneficiary, then the full account value generally must be distributed either by the end of the tenth calendar year after the year of the owner’s death. For spouses, certain “qualified designated beneficiaries” and other situations as permitted by the Code and IRS, the full account value may be distributed over a period of no longer than the life expectancy of the beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death.

In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.

Withholding and Information Reporting

We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the contract holder or beneficiary provide certain information, including social security number or tax identification number and current address.

In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required.“Eligible Rollover Distributions” from certain qualified contracts are subject to a 20% mandatory withholding unless directly rolled over to an eligible retirement plan. Special withholding rules apply to payments made to nonresident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a contract holder can elect out of withholding.

60

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

The Internal Revenue Code provides special provisions relating to a spouse.

The Contract provides that upon your death, a surviving spouse may have certain options and rights that he or she may elect to exercise under Section 72(s) or 401(a)(9) of the Code. All Contract provisions relating to spousal rights are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

All individuals should contact their tax advisors regarding their personal tax situations.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

61

Possible Tax Law Changes

Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.

We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Sales of Variable Accumulation Contracts

Nassau Life has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter of the securities offered through this Prospectus, pursuant to the terms of an underwriting agreement. 1851, which is under common control with Nassau Life, also acts as the principal underwriter of other variable annuity contracts and variable life insurance policies issued by Nassau Life and its affiliated companies. Nassau Life reimburses 1851 for expenses 1851 incurs in underwriting the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Nassau Life have entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Nassau Life under applicable state insurance law and must be licensed to sell variable insurance products. Nassau Life offered the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are no longer offered to new purchasers.

Compensation

Broker-dealers who have selling agreements with 1851 and Nassau Life are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

62

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Nassau Life may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Nassau Life may also pay for sales and distribution expenses out of any payments Nassau Life or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Nassau Life for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

State regulation of Nassau Life includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

Reports showing the contract value will be furnished to you at least annually.

Voting Rights

As stated above, all of the assets held in an available variable investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

63

Matters on which owners may give voting instructions include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

NASSAU LIFE (NNY) – LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court’s grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino’s policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court’s decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit’s decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit’s decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California’s Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

64

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

65

APPENDIX A – Investment Options Available Under the Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can request this information at no cost by calling 1-800-541-0171. You can also send an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximizes total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B)[3] - AllianceBernstein L.P.	0.98%	17.36%	5.64%	6.74%
Seeks long-term capital appreciation.	Alger CapitaI Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks capital appreciation.	Franklin DynaTech VIP Fund (Class 2) [3] - Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%

A-2

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3]- Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,4] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%

A-3

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 5 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%

A-4

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[6] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%

A-5

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%

A-6

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,7] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,8] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

5 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

6 Formerly known as Templeton Developing Markets Vip Fund (Class 2).

7 Formerly known as Wanger International Fund.

8 Formerly known as Wanger Acorn Fund.

A-7

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

A-8

APPENDIX B – Financial Intermediary Variations

There may be variations in the availability of investment options, contract benefits, and other contract features described in this prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your contract was sold or continues to be serviced. For example, your financial professional may not recommend a particular variable investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations – e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the contracts were distributed, and the terms of our existing selling agreements – we cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits, or other contract features available to you through your financial professional.

B-1

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact our Customer Service Office.

Reports and other information about Nassau Life Insurance Company and Nassau Life Variable Accumulation Account is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier number: C000070727

[VERSION D]

Phoenix Spectrum Edge®

Nassau Life Variable Accumulation Account

Issued by: Nassau Life Insurance Company

PROSPECTUS	May 1, 2026

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options and also offered optional benefits that are no longer available called guaranteed minimum income benefit and guaranteed minimum accumulation benefit and optional death benefits. You may allocate premium payments and contract value to one or more of the investment options available under the contract, which include the variable options of the Nassau Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). Additional information about each of the investment options available under the contract can be found in Appendix A: Investment Options Available under the Contract.

Our obligations under the contract are subject to our financial strength and claims-paying ability. The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Purchasing a variable annuity within a qualified plan or Individual Retirement Account (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

For general information, you may contact us at customer_contact_center@nfg.com.

i

ii

GLOSSARY OF SPECIAL TERMS

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each variable investment option used to determine the value of a contract and the interest in the variable investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant: The individual designated as such on the contract schedule page, or as later changed. The Annuitant is the person on whose continuation of life the contract is issued. There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each variable investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Customer Service Office.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.

Contract Value: Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Customer Service Office (Administrative Office): The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30 am – 6:00 pm EST and the fax number is 1-785-368-1386.

iii

Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.

Minimum Initial Payment: The amount that you were required to pay when you purchased a contract. We require minimum initial payments of:

●	Non-qualified plans—$5,000

●	IRA/Qualified plans—$2,000

The contract is no longer offered for new sales.

Nassau Life: Nassau Life refers to Nassau Life Insurance Company, the insurance company that issues the Contract. In this prospectus, we also may refer to Nassau Life Insurance Company as “we”, “us”, “our” or the “Company”.

Net Asset Value: Net asset value of a fund’s shares is computed by dividing the value of the net assets of the fund by the total number of fund outstanding shares.

Required Minimum Distribution (RMD): The annual distribution that must be taken from an IRA/qualified plan during the life of the Owner and/ or after the Owner’s death. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no RMD requirement during the Owner’s lifetime from a Roth IRA.

Separate Account: Nassau Life Variable Accumulation Account

Spouse: Any two persons legally married. Spouse does not include domestic partner, civil union partner or any other arrangement that is not recognized by a state as a legal marriage.

Valuation Date: A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and Nassau Life is open for business.

Variable Payment Annuity: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected variable investment options.

1

Overview of the Contract

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract. This annuity contract is between you, as the Contract Owner, and Nassau Life. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

Because the contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, the contract is best suited for those with a long term investment horizon. Although you have the ability to make partial withdrawals and/or fully surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in you being assessed a surrender charge, which can be a significant amount. In addition, withdrawals can significantly reduce the value of the death benefit and GMIB and can even result in termination of the GMIB. The reduction may be greater than the amount withdrawn. Failure to hold the contract for the long-term would mean that you lose the opportunity for the performance of your chosen investment options to grow on a tax-deferred basis. Thus, the contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the contract, has a long investment horizon, and has purchased the contract for retirement purposes or other long-term financial planning purposes. The contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Separate Account.

The contract has two phases – the accumulation period and the annuity period. During the accumulation period, you can apply purchase payments to your contract, and we provide a death benefit. You bear the investment risk, whether a gain or loss, for any Contract Value allocated to the Separate Account. Once you begin receiving annuity payments on the Maturity Date, your contract enters the annuity period. During the annuity period, we make annuity payments based on the Annuity Payment Option you elect. When you annuitize, you receive a stream of annuity payments and you will be unable to make withdrawals. Moreover, when you annuitize, the contract’s death benefit and any living benefits terminate.

2

The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the Contract Value will equal or exceed payments made under the contract.

Additional information about each of the investment options is provided in Appendix A to this prospectus.

Contract Features

Purchase Payments and Transfers. You may make purchase payments any time until the Maturity Date, for non-qualified contracts. You can vary the amount and frequency of your purchase payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments. Other than the Minimum Initial Payment, there are no required purchase payments.

You may also elect an asset allocation or strategic program through which to allocate your Contract Value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective Contract Owners will be determined at the sole discretion of Nassau Life.

Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more variable investment options, including the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more variable investment options. Transfers between the variable investment options are subject to disruptive trading and market timing restrictions.

Withdrawals. You may partially or fully surrender the contract any time for its Contract Value, less any applicable surrender charge, market value adjustment and premium tax. Each year you may withdraw part of your Contract Value free of any surrender charges. Each contract year, you may withdraw the greater of 10% of the Contract Value as of the date of the first partial surrender or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge. Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½.

The Guaranteed Minimum Income Benefit (GMIB) is an optional benefit designed to provide a level of annuity payments that is guaranteed even if your Contract Value declines. However, there is not an absolute guarantee of receipt of these payments since, for example, you could die prior to beginning your receipt of these guaranteed annuity payments. Note that withdrawals you take, including loans, can reduce the guaranteed annuitization value and terminate the benefit. The benefit also can terminate automatically (e.g., on the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday). The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. We impose an additional fee if you have elected GMIB.

Death Benefit. The contract provides for payment on the death of the Contract Owner or the annuitant any time before the Maturity Date of the contract. The owner elects any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. Death Benefit Option 1, the Return of Premium option, provides for a death benefit equal to the greater of Contract Value and the quantity (purchase payments less adjusted partial withdrawals). For an additional charge, Death Benefit option 2, the Annual Step-Up option, provides for a death benefit (for an owner who has not attained age 80) equal to the greatest of the Contract Value, the annual step-up amount, and the quantity (purchase less adjusted partial withdrawals). Death Benefit Option 3 is called the relief amount option, under which the death benefit amount equals greater of purchase payments (less withdrawals) and the sum of Contract Value and a specified percentage of the “relief amount” (which percentage varies, depending on the age at death). As discussed in the Deductions and Charges section below, we previously offered a version of Death Benefit Option 3 in certain States that was subject to a lower mortality and expense risk fee.

Loans. Loans are available only to plan participants in plans qualified under Section 403(b) of the Code. The loan is made by Nassau Life, and participant Contract Value withdrawn to be held as loan collateral is maintained in a segment of our general account. Outstanding loans will reduce the death benefit. Taking a loan can result in adverse tax consequences, and also can reduce the guaranteed annuitization value under GMIB or result in termination of the benefit.

3

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 7% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges – Surrender Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges – Transfer Charge
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract	1.13%(1)	1.43%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%(3)	0.75%(4)

(1)    The Base Contract charge is determined on an annualized basis as a percentage of average account value, plus an amount attributable to the Annual Administrative Charge.

(2)     As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3)      If you elect death benefit option 2 (annual step-up), the mortality and expense risk fee will be increased by 0.15% as a annual percentage of average account value in the Separate Account.

4

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS

(4)     The GMIB fee is calculated as a percentage of the greater of guaranteed annuitization value and contract value.

      Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,312	$5,583
Assumes:	Assumes:

●    Investment of $100,000

●     5% annual appreciation

●    Least expensive combination of contract classes and underlying fund fees and expenses

●    No optional benefits

●     No sales charges

●    No additional purchase payments, transfers, or withdrawals

●     Investment of $100,000

●     5% annual appreciation

●    Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

●     No sales charges

●    No additional purchase payments, transfers, or withdrawals

5

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

●     This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●         Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●    A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

●    Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●    The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract; Deductions and Charges; Federal Income Taxes
What are the Risks Associated with the Investment Options?

●    An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●    Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●    Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●        Transfers to and from the GIA are subject to significant limitations.

●    We reserve the right to limit transfers if frequent or large transfers occur.

●         The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; Market Timing And Other Disruptive Trading; GIA; Appendix C: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?	● Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements,	Benefits Available under the Contract; Payment Upon Death Before Maturity Date; Appendix C: Financial Intermediary Variations

6

RESTRICTIONS	LOCATION IN PROSPECTUS

ownership and beneficiary limitations, and is subject to state availability and regulation

●    Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit

●    Election of GMIB rider is irrevocable.

●        Withdrawals and loans may significantly reduce the death benefit.

●         Except as otherwise provided, benefits may not be modified or terminated by us.

●       The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●     You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●     If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●     Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract in the past, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract Value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Sales Of Variable Accumulation Contracts

7

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.
Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

8

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

TRANSACTION EXPENSES

Maximum Deferred Surrender Charge (as a percentage of purchase payments withdrawn):	7%[1]
Transfer Charge[2]
Maximum	$20
Current	None
Participant Loan Fee[3]	$15

[1]	A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date that the purchase payment being withdrawn was deposited. The surrender charge is 7% with respect to a purchase payment withdrawn before the payment is “aged” one complete year and decreases by 1% each subsequent year as the purchase payment ages. No surrender charge is deducted with respect to a purchase payment that is seven complete years old, or older (See “Deductions and Charges – Surrender Charges.”)
[2]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charges.”
[3]	Loans under the contract are available only to contracts sold to 403(b) plans. There is a one-time $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including underlying fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown in the table immediately below.

ANNUAL CONTRACT EXPENSES

Administrative Expenses[1]
Maximum	$35
Current	$35
Base Contract Expenses[2]	1.10%
Optional Benefit Expenses
Death Benefit Option 2 – Annual Step-up	1.25%
Death Benefit Option 3 – Relief Amount	1.40%
Guaranteed Minimum Income Benefit Fee[3]
(as a percentage of the greater of Guaranteed Annuitization Value and Contract Value)	1.00% (maximum)

Loan Interest Rate[4]
Loan interest rate differential: equal to excess of interest rate charged on loan over interest credited to amount in loan collateral account. The loan interest rate differential generally is equal to 2%.

[1]	This charge, which we call the “annual administrative charge”, is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”
[2]	The Base Contract expense corresponds to death benefit Option 1 and consists of a mortality and expense risk fee component and a daily administrative fee component. Specifically for death benefit option 1 (return of premium), the Separate Account charge is 1.10% (consisting of a mortality and expense risk fee of .975% and a daily administrative fee of .125%). For for death benefit option 2 (annual step-up), the Separate Account Charge is 1.25% (consisting of a mortality and expense risk fee of 1.125% and a daily administrative fee of .125%). For death benefit option 3 (relief amount), the Separate Account charge is 1.40% (consisting of a mortality and expense risk fee of 1.275% and a daily administrative fee of .125%). Each such charge is determined on an annualized basis as a percentage of average account value in the Separate Account. Additionally, this death benefit option has not been offered after May 1, 2007.
[3]	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary. The current charge is locked in at the time you elect the benefit. See “Optional Benefits”. The Guaranteed Minimum Income Benefit fee is calculated as a percentage of the greater of guaranteed annuitization value and contract value. The current fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%.
[4]	Loans under the contract are available only to contracts sold to 403(b) plans. In addition to the possible participant loan fee, there is an interest rate differential. That is, interest charged on the loan will exceed interest you earn on your Contract Value held as loan collateral. The difference is a net cost to you.

9

The next item shows the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses[1]	0.27%	5.82%
(Expenses that are deducted from underlying fund assets, including management fees, distribution (12b-1) fees, and other expenses)

1	Fund expenses are as of 12/31/25, and can vary from year to year. The fees set forth here do not reflect the effect of any expense reimbursement arrangements or fee waiver arrangements.

EXPENSE EXAMPLES

This Example is intended to help you compare the cost of investing in the variable options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include Contract Owner transaction expenses, annual contract expenses, and annual underlying fund expenses.

The Example assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the GIA.

The Example assumes that you invest $100,000 in the variable options of the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual underlying fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$13,413	$26,870	$39,604	$70,254

10

(2)	If you annuitize or do not surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$8,139	$23,617	$38,084	$70,254

Principal Risks Of Investing In The Contract

There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the underlying funds you select. Each fund may have its own unique risks.

Variable annuities are not a short-term investment vehicle. The surrender charge may apply for a number of years, so that the contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your purchase payments. Significant surrender charges may apply to full or partial withdrawals. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59½. Withdrawals, including loans, can significantly reduce the death benefit. Withdrawals may reduce the death benefit by more than the value withdrawn. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the underlying funds. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each fund. The investment risks are described in the prospectuses for the funds.

If on any Valuation Date the total Contract Value equals zero, or the amount of premium tax you owe in connection with a contract surrender or partial withdrawal you made is greater than or equal to the Contract Value, the contract will immediately terminate without value.

Risks Associated With Requirements For GMIB. The Guaranteed Minimum Income Benefit is an optional benefit designed to pay a guaranteed amount of annuity payments, even if your Contract Value decreases. Our ability to make these guaranteed payments in a scenario in which your Contract Value has declined is contingent on our having the necessary financial solvency to make such payments. You also should be aware of the possibility that you might die before taking the guaranteed annuity payments, in which case you would have paid the fees for the GMIB without ever realizing the benefits of that feature. In addition, the guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. Withdrawals, including loans, could significantly reduce or terminate the benefit.

Insurance Company Insolvency. An investment in the contract is subject to the risks related to Nassau Life, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nassau Life. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to meet our obligations under the contract. In particular, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the GIA and to pay the guaranteed amount under one of the optional living benefits.

Risks Related to Guaranteed Interest Account (GIA). The GIA is one investment option under the contract to which you may allocate purchase payments and Contract Value. You earn a fixed rate of interest under the GIA. That fixed interest rate may be low, and might be substantially less than what you might earn from other investment options under the contract. Payment of amounts under the GIA is contingent on our having the financial solvency to make such payments.

Risks Associated with Contract Changes. Among other rights we reserve under the contract, we reserve the right to add or remove variable investment options and substitute underlying funds. We may restrict or prohibit the allocation of additional premium payments or transfers to any variable investment option. We also reserve the right to limit purchase payments and transfers to and from the GIA.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Risks Related to Loans. If your contract is issued to a 403(b) plan and the plan allows loans, you can borrow amounts from your Contract Value. When you take a loan, we set aside as loan collateral an amount equal to the amount delivered to you as a loan. The interest credited to the amount held as loan collateral is less than the interest charged on the loan, and that difference is the net cost of the loan to you. You also should be aware that Contract Value held as collateral does not participate in the performance of the variable investment options, and as such you may miss out on any positive investment performance of those options. Loans made after the GMIB rider date can reduce the benefit value by more than the amount withdrawn and could terminate the benefit. Loans will also reduce the value of the death benefit, perhaps significantly. Loans also can have tax consequences.

11

Cyber Security and Business Continuity Risks. Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

Nassau Life and the Separate Account

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06115, is a stock life insurance company organized under the laws of the State of New York. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of Nassau Life include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the contracts, and the Nassau Companies of New York, which will provide administrative services for the policies.

You should send any transaction request (e.g., premium payments) to our Customer Service Office (see the Glossary for the address). Transaction requests received in good order (i.e., in form and substance acceptable to us) at that address on a given Valuation Date are priced based on the unit value as of the end of that Valuation Date. Transaction requests received in good order on a day other than a Valuation Date are priced based on the unit values in effect as of the end of the next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

12

On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Nassau Life. On July, 1 1992 the Separate Account’s domicile was transferred to New York.

The Separate Account has several variable investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any variable investment option in the Separate Account.

Obligations under the contracts are obligations of Nassau Life. You may make contributions to the GIA which is supported by the assets in Nassau Life’s General Account and such contributions are not invested in the Separate Account. The GIA is part of the General Account of Nassau Life. The General Account supports all insurance and annuity obligations of Nassau Life and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

Any guarantee under the contract, such as interest credited to the GIA, or any guarantees provided by a rider are paid from our General Account. We are obligated to pay all amounts promised to investors under the contract, subject to our financial strength and claims-paying ability. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks.

The Variable Investment Options

Contract value allocated to a variable investment option will vary based on the investment experience of the corresponding underlying fund in which the variable investment option invests. There is a risk of loss of the entire amount invested.

You choose the variable investment options to which you allocate your purchase payments. These variable investment options are investment options of the Separate Account. The variable investment options invest in the underlying funds. You are not investing directly in the underlying funds. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

13

The underlying funds offered through this product were selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, recommendations of fund families or distributors, and/or the capability and qualification of each sponsoring investment firm. Another factor the Company considered was whether the underlying fund or an affiliate of the underlying fund would compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. The types of compensation paid to the Company by an underlying fund and/or its affiliate are discussed further in the section immediately below entitled “Administrative, Marketing and Support Service Fees”.

The Company periodically reviews the selection of underlying funds offered through this product based on various criteria, including (but not limited to) the criteria described above. Upon review, the Company may add new underlying funds or, subject to applicable law, remove underlying funds. The Company may also restrict allocation of additional premium payments or transfers to an underlying fund if the Company determines the underlying fund no longer meets one or more criteria and/or if the underlying fund has not attracted significant contract owner assets. The Company’s decision whether to add, remove, or restrict an underlying fund may be influenced by whether, and the extent to which, the underlying fund makes payments to the Company.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any underlying fund will achieve its stated investment objective.

Information regarding each underlying fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix to this prospectus. Each underlying fund has issued a prospectus that contains more detailed information about the fund. Your information about where to find fund reports can obtain this information at no cost by calling 1-800-541-0171 or by going to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also send an email request to customer_contact_center@nfg.com.

Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the contracts have entered into agreements with the underlying funds or the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and the principal underwriter for the contracts for providing certain administrative, marketing, or other support services to the underlying funds.

Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

14

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

These administrative services may include but are not limited to soliciting applications for variable contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting variable contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of variable contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

For additional information concerning the available investment options, please see Appendix A.

GIA

Information regarding the features of the GIA, including (i) its name and (ii) its minimum guaranteed interest rate, is provided in Appendix A to this prospectus.

In addition to the Separate Account, you may allocate purchase payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our General Account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. We will credit compound interest daily on any amounts in the GIA at such rates as we shall determine as described below, but in no event will the effective annual rate of interest be less than 3%. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

We set the interest rate that will apply to any new purchase payments or transfers allocated to the GIA. The rate applicable to a given deposit into the GIA is guaranteed to change no more frequently than once per year. After a one-year guarantee period ends, amounts allocated to the GIA may be credited interest at a different interest rate. We declare interest rates for the GIA in our discretion, subject to the guaranteed minimum interest rate.

We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

Prior to the maturity date you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per contract year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the variable investment options over a consecutive 4-year period according to the following schedule:

● Year One:	25% of the total value

● Year Two:	33% of remaining value

● Year Three:	50% of remaining value

● Year Four	100% of remaining value

Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our General Account as an investment company under the 1940 Act, as amended. Therefore, neither the General Account nor any of its interests are subject to these Acts. These disclosures are subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

15

GIA Restrictions

Payments and transfers to the GIA are subject to a maximum GIA percentage (the “Maximum GIA Percentage”). The Maximum GIA Percentage is the maximum amount of a purchase payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage, and that percentage will never be less than 5%.

In general, for contracts issued on or after March 31, 2003, purchase payments and transfers to the GIA are subject to the Maximum GIA Percentage. Certain exceptions and state variations may apply. Review your contract or contact our Customer Service Office for more information.

In addition, we may not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value.

These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA may not be available in all states. Note, additional restrictions related to transfers to and from the GIA may be noted throughout this prospectus.

Deductions and Charges

Annual Administrative Charge

We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options and GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. We may, at our sole discretion, waive the administrative charge if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the variable investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA)

Guaranteed Minimum Income Benefit Rider Fee

The current and historical fees for GMIB are as follows: (a) for riders elected from January 2002 through September 2003, the current GMIB charge is 0.40% (b) for riders elected after September 2003 through May 2008, the current GMIB charge is 0.60% (c) for riders elected after May 2008 to the present, the current GMIB charge is 0.75%. In each case, the GMIB fee percentage is multiplied by the greater of guaranteed annuitization value and the Contract Value. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each variable investment option and GIA bearing a pro rata share of such fee based on the proportionate Contract Value of each variable investment option and GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

16

The maximum fee percentage is 1.00% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

Mortality and Expense Risk Fee

We make a daily deduction from each variable investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the variable investment options and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:

Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up	Death Benefit Option 3 – Relief Amount[1]
.975%	1.125%	1.275%

[1]	This death benefit option originally was available to contracts issued on or after May 1, 2007, but is no longer available. In addition, please note that a prior version of Death Benefit Option 3 previously was offered in Connecticut, Florida, and South Dakota, subject to a Mortality and Expense Risk Fee of 1.175% and a Daily Administrative Fee of 0.125%. That variation was discontinued as of February 28, 2007.

Although you bear the investment risk of the variable investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges

A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your purchase payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to purchase payments in the order your purchase payments were received.

17

The surrender charge is deducted from purchase payments withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all purchase payments paid less any prior withdrawals for which a surrender charge was paid. In the first contract year, you may withdraw the greater of 10% of the Contract Value at the time of the first withdrawal or the Required Minimum Distribution (RMD) without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the Contract Value as of the end of the previous contract year or the RMD. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

The surrender charges, expressed as a percentage of the value of the purchase payments being withdrawn in excess of the 10% allowable amount, are as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

You may request that the surrender charge be deducted from the amount you have requested as a withdrawal, in which case the amount you actually receive will be reduced to reflect the surrender charge amount. Alternatively, you may request that the net amount you receive be a specified dollar amount, in which case we “gross up” the withdrawal amount so you receive the amount you requested and surrender charges are taken instead from your Contract Value. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

Tax

Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state.

Premium taxes are incurred when purchase payments are made (with respect to the States that impose such taxes). We pay premium taxes to the applicable States when required to do so by the State. We recoup premium taxes paid with respect to purchase payments made by a contract owner upon the earlier of when the contract owner takes a partial withdrawal, surrenders the contract or annuitizes or when a death benefit is paid.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

18

Reduced Fees, Credits and Excess Interest For Eligible Groups

We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)	the size and type of the group of individuals to whom the contract is offered;

(2)	the amount of anticipated premium payments;

(3)	whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and

(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Loans to 403(b) plan participants

We also provide, as an administrative service to 403(b) plan participants, the ability to take a loan that is secured by the participant’s Contract Value. There is a $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge. In addition, you should be aware that you incur a cost, which is in the form of the difference between the interest rate charged to you on the loan and the interest rate earned on your funds held in the collateral account supporting the loan. That loan interest rate differential generally is equal to 2%.

Other Charges

Charges are deducted from, and expenses paid out of, the assets of the underlying funds, as described in the prospectuses for the funds.

The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

An accumulation unit is used to calculate the value of a contract. Each variable investment option has a corresponding accumulation unit value. The number of Accumulation Units of a variable investment option purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that investment option next determined after receipt of the payment. The value of the Accumulation Units of a variable investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Value

The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

19

Net Investment Factor

The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each variable investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Purchase of Contracts

The contract is no longer offered to new investors. Thus, the discussion in this section concerning the procedures for the initial acquisition of the contract reflects the procedures that applied when new sales of the contract were made.

Generally, we require minimum initial purchase payments of:

●	Nonqualified plans—$5,000

●	Qualified plans/IRAs—$2,000

Bank draft program—$50

You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available variable investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

We require minimum subsequent premium payments of $100.

The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent purchase payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Customer Service Office for information regarding this service.

The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, purchase payments may be made any time before the maturity date of a contract.

20

Your initial payments will be applied within two business days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Customer Service Office, your payment will be applied within two business days of the completion of the application. If our Customer Service Office does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Customer Service Office, then your payment will be immediately returned. You may request us to hold your purchase payment after the five-day period while the application is completed and within two business days after completion we will apply your purchase payment. Please note that prior to the completion of your application or order form, we will hold the purchase payment in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Customer Service Office. Additional payments allocated to variable investment options are used to purchase Accumulation Units of the variable investment option(s), at the value of such Units next determined after the receipt of the payment at our Customer Service Office.

Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Programs and Benefits.”

Purchase payments received under the contract will be allocated in any combination to any variable investment option and GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of purchase payments will be effective as of receipt by our Customer Service Office of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you. In particular, such current allocation instructions are what we will follow when determining how to allocate a premium payment we receive that lacks separate allocation instructions or that is not in good order with respect to its allocation instructions.

For certain eligible groups we may reduce the minimum initial or subsequent purchase payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)	the make-up and size of the prospective group;

(2)	the method and frequency of purchase payments; and

(3)	the amount of compensation to be paid to registered representatives on each purchase payment.

Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

21

As discussed above in the section entitled GIA, for contracts issued on or after March 31, 2003, purchase payments and transfers to the GIA are subject to the Maximum GIA Percentage.

Benefits Available Under the Contract

The following benefits and other features are available during the accumulation period, except where indicated:

The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit

At time of initial purchase payment, you elect one of three death benefit options:

(a) return of premium option, under which death benefit amount equals greater of Contract Value and sum of purchase payments (less withdrawals) (b) annual step-up option, under which death benefit amount is greatest of sum of purchase payments (less withdrawals), Contract Value, and annual step-up amount (c) relief amount option, under which death benefit amount equals greater of purchase payments (less withdrawals) and sum of Contract Value and a specified percentage of the “relief amount” (which percentage varies, depending on the age at death).

Optional (return of premium death benefit is standard)

●    For return of premium death benefit, Separate Account charge is 1.10%

●    For annual step-up death benefit, Separate Account charge is 1.25%

●    For relief amount death benefit, Separate Account charge is 1.40%

●    If no death benefit option is elected, you receive return of premium death benefit option by default

●    If death benefit proceeds are not paid in single lump sum or you make no death benefit election, proceeds of more than $5000 are applied to Concierge Account (a retained asset account)

●    Under the annual step-up death benefit option, the death benefit will equal Contract Value if that is the highest amount

●        Withdrawals may reduce the death benefit by more than the value withdrawn.

Asset Allocation and Strategic Programs	Programs involving allocation of Contract Value to underlying funds designed to maximize returns and limit effects of market volatility for given level of risk tolerance	Optional	None	● May participate in only one program at a time ● Programs may be discontinued or modified in the future

22

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Automatically rebalances selected variable investment options to maintain original percentage allocations	Optional	None	● Cannot use while Dollar Cost Averaging Program in effect ● Does not permit transfers to or from GIA ● Not available with GMIB
Interest Investment Program	Automatically transfers interest earned on purchase payments allocated to GIA to variable investment options	Optional	None

●    Must have at least $10,000 in GIA at all times to keep program in effect

●    Transfers under program not subject to general restrictions applicable to GIA transfers

●    Not available to those investing via bank draft program or while Dollar Cost Averaging Program or Asset Rebalancing Program in effect. (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

Dollar Cost Averaging Program	Automatically transfers Contract Value to variable investment options or GIA on monthly, quarterly, semiannual, or annual basis	Optional	None	● Subject to minimum initial and subsequent transfer amounts ● Transfers under program not subject to general restrictions applicable to GIA transfers ● Not available to those investing via bank draft

23

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations

program. (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

●    If you elect an optional benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while optional benefit is in effect.

●    Not available with GMIB or Asset Rebalancing

Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from variable investment options or GIA	Optional	None

●    Not available on or after Maturity Date

●    Surrender charges, income taxes, penalty taxes, and premium taxes may apply

●    Systematic withdrawals will reduce the Contract Value and death benefit, and can reduce or terminate the GMIB

GMIB	Guarantees minimum monthly fixed annuity payments	Optional	1.0%, multiplied by greater of the guaranteed annuitization value or Contract Value on date fee is deducted	● Benefit under rider not available until later of 7 years after rider is added or contract anniversary following older annuitant’s 60th birthday.

24

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations

●    Election of benefit rider is irrevocable

●    Withdrawals, including loans, can reduce the guaranteed annuitization value by an amount that is more than the dollar amount of the withdrawal. Withdrawals can reduce or terminate the benefit.

●    If you die before beginning your receipt of GMIB annuity payments, you would have paid the fee for GMIB without realizing any corresponding benefit.

Loan Feature for participants in Section 403(b) plans	Allows 403(b) plan participants to take a loan against their Contract Value	Optional	There is a $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge. There also is a loan interest rate differential, generally equal to 2%.

●    Loans may reduce the Contract Value and the death benefit, may reduce the values under GMIB and GMWB or terminate the benefit, and may have tax consequences.

●    The portion of the Contract Value held as loan collateral does not participate in the investment performance of the variable investment options.

Waiver of Surrender Charge	Surrender charges waived in certain scenarios (e.g., in connection with free withdrawal amount)	Standard	No additional charge for sales charge waiver provisions	● Absent such waivers, you may pay a surrender charge upon a withdrawal

25

Guaranteed Minimum Accumulation Benefit (“GMAB”)

GMAB is no longer available. The description here is what applied when the benefit was available for election, and is included for historical reference purposes.

The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”

The benefit is available if each owner and annuitant is less than 81 years old on the date that this rider is added to the contract (the “rider date”).

The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See “Asset Allocation and Strategic Programs” above.

This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

When GMAB was available for election, certain premium allocation restrictions were applicable. Different asset allocation programs were offered with GMAB, during various time periods.

Guaranteed Minimum Income Benefit Rider (“GMIB”)

This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant’s 90th birthday. The optional

A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value Under GMIB

On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all purchase payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

26

B	=	the sum of purchase payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each purchase payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

D	=	any tax that may be due.

After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all purchase payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	guaranteed annuitization value on the contract anniversary following the older annuitant’s 85th birthday.

B	=	the sum of purchase payments made after the contract anniversary following the older annuitant’s 85th birthday.

C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.

D	=	any tax that may be due.

Guaranteed Annuitization Value Reduction

A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.

Effective Annual Rate

On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

4.	each contract anniversary.

27

Termination of This Rider

You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older annuitant’s 90th birthday;

2.	the termination of the contract to which this rider is attached;

3.	the date a death benefit becomes payable under the contract to which this rider is attached;

4.	the date annuity payments commence under the contract to which this rider is attached; and

5.	the death of the last surviving Annuitant or joint Annuitant named under this rider.

GMIB Annuity Payment Options

Under this rider, you may only elect one of the following annuity payment options:

GMIB Option A—Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.

GMIB Option B—Non-Refund Life Annuity: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if you were to die prior to the first annuity payment being made.

GMIB Option D—Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living. This option is only available if the Annuitant and joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if both Annuitants were to die prior to the first annuity payment being made.

GMIB Option F—Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the Annuitant and joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.

Not all payment options described above will necessarily meet minimum required distribution rules for qualified contracts. In particular, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payment option within a qualified contract.

28

Important Information regarding the GMIB

While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

●	The GMIB does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

●	The GMIB is irrevocable once elected.

●	You may not change any Annuitant or joint Annuitant while the GMIB is in effect.

●	The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

●	You should consult with a qualified financial advisor if you are considering the GMIB.

●	The GMIB is only available if approved in your state and if we offer it for use with the contract.

●	The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than Contract Value.

Examples illustrating how GMIB operates

Example: Calculation of Guaranteed Annuitization Value

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.05^3) + $200,000) x 1.05^4) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

Example: Calculation of Guaranteed Annuitization Value Reduction

Assume the Guaranteed Annuitization Value is $166,667 on the 2nd contract anniversary and $175,000 on the 3rd contract anniversary. The Contract Value is $150,000 on the 3rd contract anniversary and the contract owner withdraws $10,000.

Assuming the effective annual rate is 5%, the maximum annual amount is $8,333 (5% x 166,667). The Guaranteed Annuitization Value and Contract Value will be reduced by $8,333. The new Guaranteed Annuitization value is $166,667 and the new Contract Value is $141,667. The withdrawal amount in excess of the maximum annual amount is $1,667. A withdrawal of $1,667 will reduce the Contract Value by 1.177% (1 – ($140,000 / $141,667). A withdrawal of $1,667 will reduce the Guaranteed Annuitization Value by $1,962 (1.177% x $166,667). The total Guaranteed Annuitization Value Reduction associated with this $10,000 withdrawal will equal $10,295 ($8,333 + $1,962). The new Guaranteed Annuitization Value will be $164,705 ($175,000—$8,333—$1,962).

29

The new Contract Value will be $140,000 ($150,000—$10,000). The policyholder will have a Guaranteed Annuitization Value of $200,200 ($164,705 x 1.054) on the 7th contract anniversary (assuming no additional payments, withdrawals or transfers).

Additional Programs

Depending on the terms of your specific contract and any optional riders you may have elected, you may be eligible to elect one of the additional programs described below.

Asset Allocation and Strategic Programs

Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.”

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option

If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. Subject to the terms of your specific contract, you may, at any time, switch your current program or option to another program or cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Customer Service Office (see Glossary for address). If you are enrolled in a program that is eliminated, you will receive notice and you may (depending on the terms of your specific contract) be enrolled in an alternative program or choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available, except as indicated:

●	AllianceBernstein VPS Balanced Hedged Allocation Portfolio

The AB VPS Balanced Hedged Allocation portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

30

●	Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, purchase payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Income VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

●	Franklin Templeton Perspectives Allocation Strategy

Through the Franklin Templeton Perspectives Allocation Strategy, purchase payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Dyna Tech VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

●	Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009) Since June 22, 2009, new elections of these asset allocation options have not been allowed. Thus, the discussion here is pertinent only to those who had opted for this program prior to that date and who continue to participate in the program.

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

●	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

●	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

●	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

●	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

●	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the Valuation Date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

31

●	Morningstar Asset Allocation Series

The Morningstar Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFs, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

●	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Balanced ETF Asset Allocation Portfolio—Class II

●	Morningstar Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Aggressive Growth ETF Asset Allocation Portfolio—Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee. If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. For example, if your selected percentages specified 20% of Contract Value allocated to the subaccount investing in underlying fund A, 70% of Contract Value allocated to the subaccount investing in underlying fund B, and 10% of Contract Value allocated to the subaccount investing in underlying fund C, and investment performance caused those allocations to change, we would rebalance back to those percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding valuation date. You may start or discontinue this program at any time by submitting a written request or calling our Customer Service Office (see Glossary for address). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the variable investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the variable investment option from which funds will be transferred (sending investment option), and if the value in that variable investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending variable investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. For example, if you had $3600 in GIA, you could transfer $600 per month to your desired subaccounts until the $3600 had been transferred completely after 6 months.

Upon completion of the Dollar Cost Averaging Program, you must notify us at (800) 541-0171 or in writing to our Customer Service Office (see Glossary for address) to start another Dollar Cost Averaging Program.

32

All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Customer Service Office.

After the cancellation date, you may transfer the net value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the variable investment options without being subject to the Maximum GIA Percentage.

We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

If you own the GMIB or GMWB, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program.

If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Ibbotson Strategic Asset Allocation Program.

If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

33

Interest Investment Program

We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

You may elect to transfer interest earned on purchase payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next Valuation Date.

You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at (800) 541-0171 or write to our Customer Service Office (see Glossary for address). As an example, if you had $10,000 in GIA and the crediting rate were 1%, you could have automatically transferred the $100 interest earned per year.

Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each variable investment option and the GIA bearing a pro rata share. For example, you could specify that $500 be withdrawn each quarter, and the $500 would be taken pro rata from each variable investment option and the GIA automatically.

The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

You may start or terminate this program by sending written instructions to our Customer Service Office (see Glossary for address) in the manner or format specified by us. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59½. See “Federal Income Taxes.”

34

Surrender of Contract and Withdrawals

If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L. Under Annuity Option K and Annuity Option L (discussed below in the Annuity Payments Option section), you can receive annuity payments under those options and also take unscheduled withdrawals. To make an unscheduled withdrawal, you would complete and submit our prescribed form just as you would do with respect other types of partial withdrawals. There is no free withdrawal amount with respect to an unscheduled withdrawal under Annuity Options K and L, and thus, you are subject to a surrender charge. Please be aware that if you were to exhaust the Contract Value through such unscheduled withdrawals, the Contract would terminate. From a federal tax perspective, unscheduled withdrawals are treated in the same manner as other partial withdrawals. If you surrender the contract, the proceeds you receive upon surrender will be reduced by the amount of any outstanding loan and accrued loan interest.

Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD may be made without the imposition of a surrender charge. During the first contract year, the 10% or RMD withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% or RMD will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Customer Service Office. Note that we reset the 10% amount each Contract year, rather than carry over all or any part of the 10% amount from the prior contract year. Withdrawals are subject to income taxes. In particular, if you have not reached age 59½, a 10% penalty tax may apply on taxable income withdrawn. See “Federal Income Taxes.”

Withdrawals will reduce the Contract Value, can reduce the guaranteed annuitization value under the GMIB by more than the dollar amount of the withdrawal, and can result in termination of GMIB.

When you withdraw amounts from a subaccount of the Separate Account (i.e., a variable investment option), the units you redeem to make that withdrawal are valued as of the Valuation Date we receive your request in good order. We then pay the withdrawal amount within 7 days after that date.

The appropriate number of Accumulation Units of a variable investment option will be redeemed at their value next determined after the receipt by our Customer Service Office of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple variable investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to purchase payments in the order your purchase payments were received.

Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403 (a) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11) applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

35

You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Customer Service Office by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.

Contract Termination

The contract will terminate without value, if on any Valuation Date:

●	The Contract Value is zero; or

●	The annual Administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable annuity payment options).

Nassau Life will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

●	Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

●	Death of an Owner—Multiple Owners

If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

●	Death of an Annuitant who is not the Owner

If the owner and the Annuitant are not the same individual and the Annuitant dies prior to the Maturity Date, the owner becomes the Annuitant and the contract continues, unless the owner appoints a new Annuitant. If a joint Annuitant dies prior to the maturity date, the owner may appoint a new joint Annuitant. The death of the Annuitant or joint Annuitant will not cause the death benefit to be paid.

●	Death of Owner who is not the Annuitant

If the owner who is not the Annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse who elects to continue the contract. The survival of the Annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

●	Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the Maturity Date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.

36

●	Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary Annuitant is treated as the death of the owner.

What is the Death Benefit Amount?

The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

●	Death Benefit Option 1—Return of Premium

Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

a)	the sum of all of purchase payments, less adjusted partial withdrawals (as defined below); or

b)	the Contract Value on the claim date.

●	Death Benefit Option 2—Annual Step-up

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

a)	the sum of all purchase payments, less adjusted partial withdrawals (as defined below); or

b)	the Contract Value on the claim date; or

c)	the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 80, the death benefit is the greater of:

a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all purchase payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or

b)	the Contract Value on the claim date.

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.

Adjusted Partial Withdrawal: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of purchase payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any purchase payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.

●	Death Benefit Option 3—Relief Amount

The availability of this option is subject to state approval. Additionally, this death benefit option is not available with respect to contracts issued after May 1, 2007.

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

37

Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

a)	the sum of all of purchase payments, less adjusted partial withdrawals (as defined above); or

b)	the Contract Value on the claim date plus 40% of the relief amount (as defined below).

Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

a)	the sum of all of purchase payments, less adjusted partial withdrawals (as defined above); or

b)	the Contract Value on the claim date plus 25% of the relief amount (as defined below).

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse’s attained age as of the date we continue the contract.

The amount of a death benefit is determined as of the claim date, which is the date on which we receive due proof of death in good order. We pay death benefit proceeds within seven days after receipt of due proof of death in good order. No surrender charge is imposed on the death benefit amount, regardless of how the death benefit amount is paid out. The death benefit amount is reduced by the amount of any outstanding loan and accrued loan interest.

If the beneficiary makes no election regarding how the death benefit is to be paid out and the death benefit amount is more than $5000, then we will transfer the death benefit amount to the Concierge Account, a retained asset account. If there is no such election but the death benefit amount is $5000 or less, then we deliver the death benefit proceeds in the form of a check. A beneficiary who does elect the manner in which the death benefit is settled can choose from several options, including lump sum, continuing the contract (if a surviving spouse), applying the death benefit proceeds to an annuity option, or affirmatively electing that the death benefit proceeds be transferred to the Concierge Account. In settlement-related materials that we deliver to beneficiaries to help them with their choice, we describe the available annuity options—which are a subset of the annuity options set forth in this prospectus (e.g., life annuity with specified period certain). There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

As an illustration of how one death benefit option operates, if death occurs before age 80, purchase payments less withdrawals were $30,000, Contract Value as of the claim date were $25,000, and the Annual Step-Up Amount on the claim date were $35,000, then the death benefit amount would be the greater amount—$35,000.

Accumulation Enhancement

Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

●	120 consecutive days of confinement prior to the Maturity Date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.

The enhancement provides:

●	that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

●	that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the Contract Value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

38

●	that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the Contract Value for 50 months;

●	that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

●	this benefit is separate from the relief amount that is calculated at death.

The monthly benefit payments will be added to the Contract Value according to the current allocation schedule on file. The owner can remove the payments from the Contract Value via partial withdrawals and surrender charges will be waived.

Relief Amount: the relief amount is equal to the Contract Value less modified premium payments not to exceed the following maximum amount:

When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

1)	the sum of modified purchase payments (made prior to the date of the death benefit calculation) minus

2)	the sum of purchase payments (made during the prior 12 months of the death benefit calculation date) minus

3)	the sum of monthly benefits (as defined below) credited to the Contract Value.

When the eldest owner on the contract date is between the ages of 70-75, the maximum relief amount equals 100% multiplied by:

1)	the sum of modified purchase payments (made prior to the date of the death benefit calculation) minus

2)	the sum of purchase payments (made during the 12 months prior to the death benefit calculation date) minus

3)	the sum of monthly benefits (as defined below) credited to the Contract Value.

Modified Premium Payments: equals the sum of all purchase payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the Contract Value and the modified purchase payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

Monthly Benefit: is the monthly amount credited to the Contract Value when a claim under the Accumulation Enhancement is being paid.

Death benefits payable under an annuity or systematic withdrawal option are generally taxable. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be federal income tax legal requirements that limit the recipient’s annuity options and the timing of payments. See “Distributions at Death” under “Federal Income Taxes.” At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable. A recipient should consult a legal or qualified tax adviser before electing the method of receipt of death benefit proceeds.

Depending upon state law, the payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution.

We reserve the right to discontinue offering any one of the available death benefit options in the future.

If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

39

Payment Upon Death After Maturity Date

If an owner who also is the Annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the Annuitant’s death. If the Annuitant who is not the owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the contract beneficiary according to the payment option in effect at the time of the Annuitant’s death. If an owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death. The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Retained Asset Account

Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum or make no election, the proceeds of a death benefit of more than $5000 payable to an individual, trust or estate will be applied to the Concierge Account (“CA”), an interest bearing draft account with check writing privileges. The CA is generally not offered to corporations or similar entities. You may opt out of the CA at any time by writing a check from the CA for the full amount of your balance or by calling our Customer Service Office. A supplementary contract may be issued when death benefit proceeds are paid through the CA.

The CA is part of the General Account of Nassau Life. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the CA. As part of Nassau Life’s General Account, it is subject to the claims of Nassau Life’s creditors. Nassau Life may receive a financial benefit from earnings on amounts left in the CA. The guarantee of principal is based on the claims-paying ability of Nassau Life and principal is covered by the state guaranty association. Interest paid on amounts in the CA is taxable as ordinary income in the year such interest is credited. Amounts in the CA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.

Unclaimed Property

States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.

40

Participant Loans Under 403(b) Plans

Loans from the Contract are made only to those who are plan participants invested in a contract we have sold to a plan qualified under Section 403(b) of the Code. For these contracts, the minimum loan amount is $1000. The maximum loan amount cannot be more than the greater of (a) 90% of the first $10,000 of Contract Value minus any surrender charge (b) 50% of the Contract Value minus any surrender charge and (c) with respect to any amount taken from the GIA to fund the loan, the amount withdrawn from GIA may not exceed the greater of $1000 or 25% of the Contract Value in GIA when the loan is made. In no event can the loan amount exceed $50,000. In connection with each loan, we can impose an administrative fee equal to $15 maximum but currently we do not impose any such fee.

A participant may request (a) a proportionate loan, in which amounts withdrawn from Contract Value in connection with the loan are taken pro rata from the investment options in which the participant’s Contract Value is invested at the time of the loan request or (b) a loan as to which the participant specifies the investment options as to which amounts will be withdrawn and the amount to be withdrawn from each investment option. If the participant fails to specify either option, we will process the loan as a proportionate loan.

Amounts withdrawn from the participant’s investment options in connection with a loan are not subject to a surrender charge when withdrawn and are deposited into our loan security account, which is part of our general account. In the Federal Truth in Lending Disclosure that we will deliver to the participant when the loan is made, we will disclose, among other things (a) the differential between interest credited to amounts held as collateral in the loan security account and the interest rate we charge on the loan and (b) the loan repayment schedule. Generally, the interest rate charged for the loan is 2% annually and the interest paid on the loan collateral held in our loan security account is 0%. Simple loan interest accrues on a daily basis.

With respect to loan repayment, the outstanding loan balance becomes immediately due upon any of the following events (a) the later of the participant’s “applicable age” and separation from employment with the current employer (b) receipt of election to terminate the contract or (c) our receipt of due proof of death.

As part of the process by which a participant takes a loan, the participant also commits to a loan repayment schedule (e.g., paying off the loan on a monthly basis). Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us. Under section 72(p) of the Code, if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Because a participant loan is funded through a withdrawal from the contract, amounts borrowed under a contract do not participate in the investment experience of the Separate Account. As such, loans can affect the Contract Value, the death benefit, and optional benefits whether or not the loan is repaid. It also is the case that Contract Value at surrender and the amount of the death benefit (where the death benefit amount is based on Contract Value) will be reduced by the amount of any outstanding loan (and accrued interest).

Internet, Interactive Voice Response and Telephone Transfers

In addition to making requests in writing using a form authorized by Nassau Life, you may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response, telephone, or fax. The Company may discontinue Internet, Interactive Voice Response, and telephone transfers at any time.

41

Nassau Life will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information. You will receive written confirmation of all transfers. Nassau Life may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Nassau Life reasonably believes to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more variable investment options or the GIA subject to the limitations established for the GIA. A transfer from a variable investment option will result in the redemption of Accumulation Units and, if another variable investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Customer Service Office of notice of election in a form satisfactory to us. A transfer among variable investment options or the GIA does not automatically change the purchase payment allocation schedule of your contract.

You may also request transfers and changes in purchase payment allocations among available variable investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date, or by contacting our Customer Service Office . You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple contract owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.

Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Customer Service Office except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

No surrender charge will be assessed when a transfer is made. The date a purchase payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section entitled “GIA.”

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of Contract Value among variable investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among variable investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

42

“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a variable investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

●	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

●	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

●	increased brokerage and administrative expenses.

To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the variable investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any variable investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

●	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

●	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Customer Service Office by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

●	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

●	implement and administer redemption fees imposed by one or more of the underlying funds, or

●	impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts or policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple contract owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all contracts. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

43

We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Nassau Life and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Nassau Life has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any variable investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

Annuity payments will begin on the contract’s Maturity Date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected. The annuitized Contract Value is reduced by the amount of any outstanding loans plus accrued interest.

Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the Maturity Date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”

44

If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments. Your contract specifies a Maturity Date at the time of its issuance. However, you may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth contract anniversary. The latest Maturity Date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans/IRAs, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 73 (72 for individuals who attained that age before January 1, 2023) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”). A policyholder can defer the Maturity Date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of RMD provisions. See “Federal Income Taxes”.

The Maturity Date election must be made by written notice and must be received by our Customer Service Office 30 days before the provisional Maturity Date. If you do not elect a Maturity Date, which is different from the provisional Maturity Date, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a contract issued under a Tax Sheltered Annuity (“TSA”), a Keogh Plan or an IRA plan. For more information, see “Tax Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”

Annuity Payment Options

Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a contract on the Maturity Date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Customer Service Office on or before the Maturity Date of the contract, elect any of the other Annuity Payment Options described below.

After the first annuity payment, you may not change the elected Annuity Payment Option. In addition, you may no longer withdraw contract value once annuity payments have begun (except as allowed under Options K and L).

No surrender charge will be assessed under any Annuity Payment Option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the Annuity Units credited to the contract. The number of Annuity Units in each variable investment option to be credited is based on the value of the Accumulation Units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the Annuity Payment Option selected and the age of the Annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each variable investment option to which Annuity Units are credited.

To determine the variable annuity payment for a given period for a single given variable investment option, we multiply the number of annuity units for that investment option by the annuity unit value for that investment option as of the last business day of the period – resulting in a dollar figure. We perform that same calculation with respect to the other variable investment options as to which you have annuity units. We then add the amounts for each such investment option. We make the annuity payment on the annuity payment date or on the first business day following the annuity payment date if the annuity payment date doesn’t fall on a business day, in a given period.

45

The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the variable investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

The level of annuity payments payable under the following Annuity Payment Options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the variable investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

The following are descriptions of the Annuity Payment Options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Customer Service Office well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period

A fixed payout annuity payable monthly while the Annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B—Non-Refund Life Annuity

A fixed payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option C—[Reserved]

Option D—Joint and Survivor Life Annuity

A fixed payout annuity payable monthly while either the Annuitant or joint Annuitant is living. You must designate the joint Annuitant at the time you elect this option. The joint Annuitant must be at least age 40 on the first payment calculation date. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option E—Installment Refund Life Annuity

A fixed payout annuity payable monthly while the Annuitant is living. If the Annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

46

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

A fixed payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the joint Annuitant at the time you elect this option. The joint Annuitant must be at least age 40 on the first payment calculation date.

Option G—Payments for Specified Period

A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H—Payments of Specified Amount

Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain

A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain

A variable payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint Annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K—Variable Annuity for a Specified Period

A variable payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each variable investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

47

Option L—Variable Life Expectancy Annuity

This option provides a variable income which is payable over the Annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint Annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the Annuitant (and joint Annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option M—Unit Refund Variable Life Annuity

This option provides variable monthly payments as long as the Annuitant lives. In the event of the death of the Annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each variable investment option multiplied by the current annuity unit value for that variable investment option. The number of remaining annuity units for each variable investment option will be calculated as follows:

1.	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding Annuity Unit Value on that date, minus

2.	the sum of the Annuity Units released from the investment option to make the payments under this option. You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N—Variable Non-Refund Life Annuity

A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Other Options and Rates

We may offer other Annuity Payment Options at the time a contract reaches its Maturity Date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. In addition, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payout option with a qualified contract.

Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain their applicable age (For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70 ½. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75). Minimum distribution requirements do not apply to Roth IRAs during the Owner’s lifetime. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain their applicable age.

Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

48

If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.

Variable Account Valuation Procedures

Valuation Date

A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. Eastern Time).

Valuation Period

Valuation period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

Miscellaneous Provisions

Assignment

Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or grant or trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Customer Service Office.

A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

Contracts issued in connection with IRAs/ qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

Payment of surrender, withdrawal or death proceeds usually from the Separate Account will be made in one lump sum within seven days after receipt of the written request by our Customer Service Office in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any Accumulation Units at times:

1.	when the NYSE is closed other than customary weekend and holiday closings;

2.	trading on the NYSE, as determined by the SEC, is restricted;

3.	an emergency, as determined by the SEC, exists, as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

4.	the SEC may by order permit for the protection of security holders.

49

Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Customer Service Office. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Amendments to Contracts

Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

If, in the judgment of Nassau Life’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another variable investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

Ownership of the Contract

Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Except for contracts issued in connection with IRAs/Qualified Plans, more than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Community and Marital Property States

If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, we will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.

Federal Income Taxes

Introduction

The contracts are designed for use independent of a formal retirement plan (i.e., a non-qualified contract) and with qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

50

The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified contract for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

Income Tax Status

We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Nassau Life and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Contracts

Code section 72 governs taxation of annuities. In general, a contract holder is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently.

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the contract holder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the contract holder.

51

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

Upon receipt of a lump sum payment under the contract, the contract holder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.

For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

Withholding of federal and state income taxes on taxable distributions may be required unless the contract holder properly elects not to have any amounts withheld and notifies us of that election on the required forms and under the required certifications. Certain contract holders cannot make this election.

Partial Annuitization

If permitted by contract, a contract holder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

Amounts surrendered, withdrawn or distributed before the contract holder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract holder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

52

Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if a contract holder dies on or after the annuity starting date, and before the entire interest in the contract has been distributed, the remainder of the contract holder’s interest will be distributed at least as rapidly as the method in effect on the contract holder’s death; and (b) if a contract holder dies before the annuity starting date, the contract holder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract holder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

If the primary Annuitant, which is not the contract holder, dies before the annuity starting date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the contract holder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

If the contract holder dies on or after the annuity starting date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are tax in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Transfers, Assignments, or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. Such transfers, assignments or exchanges are not permitted under a qualified Contract held by a retirement plan or IRA.

53

Contracts Owned by Non-Natural Persons

If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan. The preceding and following discussion generally applies to contracts owned by natural persons.

Section 1035 Exchanges

Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the contract holder by the original insurer and then transmitted from the contract holder to the new insurer.

Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Contract holders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract holder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Additional Tax on Net Investment Income (“Medicare Tax”)

In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.

Diversification Standards

Diversification Regulations

Code section 817(h) requires that all variable contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

●	55% in any 1 investment

●	70% in any 2 investments

●	80% in any 3 investments

●	90% in any 4 investments

54

A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which contract holder control of the investments of the Separate Account will cause the contract holder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the contract holder have control of the assets held in the separate accounts. A contract holder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a contract holder has too much “investor control” of the assets supporting the separate account funds, then the contract holder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract holder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract holder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract holder and us regarding the availability of a particular investment option and, other than the contract holder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

55

Diversification Regulations and IRA/Qualified Plans

Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as contract holders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a contract holder’s named beneficiary designation or elected annuity payment option may not be enforceable.

Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.

Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit provided by the contract is part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

56

Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the contract holder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the contract holder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

The IRS has issued guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.

The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of loans taken under annuity contracts treated as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact us.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These premium payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

Code section 403(b)(11) imposes certain restrictions on a contract holder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

57

In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

Salary reduction contributions may be distributed upon hardship, but would generally be subject to penalties. If a contract holder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code.

Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.

Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Income Tax Regulations require that the employer have a written 403(b) Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

58

Keogh Plans

The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”.

Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.

Corporate Pension and Profit-Sharing Plans

Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract holder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.

59

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the contract holder, lifetime withdrawals are received without tax.

Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract holder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the contract holder or Annuitant (as applicable); (c) distributions attributable to the contract holder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract holder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract holder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a contract holder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the contract holder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the contract holder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the contract holder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the contract holder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military; and effective January 1, 2020 up to $5,000 upon the birth or adoption of a child (m) to terminally ill individuals or, for certain plans; (n) distributions in connection with federally declared disasters; and (o) up to $2,500 for certain long term care policy premiums. The exceptions stated in items (e), (h) and (n) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Additional exceptions may apply in limited situations. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age or (b) the calendar year in which the employee retires ((b) does not apply to an IRA). For individuals who reached age 70½ before January 1, 2020, the applicable age, as defined in Section 401(a)(9)(C)(v), is 70½. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022, and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the contract holder’s lifetime. This commencement date is referred to as the “required beginning date,” as defined in Section 401(a)(9)(C)(i) of the Code. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the required amount not distributed (which may be reduced to 10% if corrected within a two-year correction period). The life expectancy is based on tables published from time to time by the Internal Revenue Service.

The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

60

An individual is required to take distributions from all of his or her retirement accounts; however in some cases, if the individual has two or more IRA accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has two traditional IRA accounts, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two accounts.

For IRAs, we are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each contract holder concerning the RMD computations for his or her annuity contract.

In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original contract holder died prior to the required beginning date, and designated a contract beneficiary, then the full account value generally must be distributed either by the end of the tenth calendar year after the year of the owner’s death. For spouses, certain “qualified designated beneficiaries” and other situations as permitted by the Code and IRS, the full account value may be distributed over a period of no longer than the life expectancy of the beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death.

In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.

Withholding and Information Reporting

We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the contract holder or beneficiary provide certain information, including social security number or tax identification number and current address.

In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. “Eligible Rollover Distributions” from certain qualified contracts are subject to a 20% mandatory withholding unless directly rolled over to an eligible retirement plan. Special withholding rules apply to payments made to nonresident aliens.

61

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a contract holder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

The Internal Revenue Code provides special provisions relating to a spouse.

The Contract provides that upon your death, a surviving spouse may have certain options and rights that he or she may elect to exercise under Section 72(s) or 401(a)(9) of the Code. All Contract provisions relating to spousal rights are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

All individuals should contact their tax advisors regarding their personal tax situations.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

62

Possible Tax Law Changes

Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.

We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Sales of Variable Accumulation Contracts

Nassau Life has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter of the securities offered through this Prospectus, pursuant to the terms of an underwriting agreement. 1851, an affiliate of Nassau Life, also acts as the principal underwriter of other variable annuity contracts and variable life insurance policies issued by Nassau Life and its affiliated companies. Nassau Life or an affiliate reimburses 1851 for expenses 1851 incurs in underwriting the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Nassau Life enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Nassau Life under applicable state insurance law and must be licensed to sell variable insurance products. Nassau Life has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are no longer offered to new purchasers.

Compensation

Broker-dealers who have selling agreements with 1851 and Nassau Life are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of Contract Value (if asset based compensation is paid).

63

To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Nassau Life may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Nassau Life may also pay for sales and distribution expenses out of any payments Nassau Life or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. Proceeds from the surrender charge may be used to reimburse Nassau Life for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

State regulation of Nassau Life includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

Reports showing the contract value will be furnished to you at least annually.

Voting Rights

As stated above, all of the assets held in an available variable investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

64

Matters on which owners may give voting instructions include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

NASSAU LIFE (NNY) – LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

65

APPENDIX A – Investment Options Available Under The Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can request this information at no cost by calling 1-800-541-0171. You can also send an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximizes total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B)[3] - AllianceBernstein L.P.	0.98%	17.36%	5.64%	6.74%
Seeks long-term capital appreciation.	Alger CapitaI Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks capital appreciation.	Franklin DynaTech VIP Fund (Class 2) [3] - Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3]- Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%

A-2

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,4] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%

A-3

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 5 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[6] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%

A-4

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%

A-5

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,7] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,8] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

5 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

6 Formerly known as Templeton Developing Markets Vip Fund (Class 2).

7 Formerly known as Wanger International Fund.

8 Formerly known as Wanger Acorn Fund.

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

A-6

APPENDIX B – State Specific Contract Differences

State Variation Highlights

Alabama

●	Purchase payments are only permitted during the first three contract years.

The maturity date can range from a minimum of seven years from the last purchase payment date up to the later of:

●	the date the annuitant attains age 95;

●	10 years from the contract date.

California

For issue ages 60 and over:

●	This contract will have a free look period of 30 days. During the free look period, the contract value will be invested in a money market subaccount and the owner has the right to cancel the policy and receive a refund of the premiums paid (less withdrawals).

Connecticut

If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

For Death Benefit Guarantee Option 3 (Phoenix Earnings Protector):

●	The Assisted Living Benefit is not available.

●	The Mortality and Expense Risk charge is 117.5 bps (130.0 total bps including Administrative Fee of 12.5 bps).

Florida

For Death Benefit Guarantee Option 3 (Phoenix Earnings Protector):

●	The Assisted Living Benefit is not available.

●	The Mortality and Expense Risk charge is 117.5 bps (130.0 total bps including Administrative Fee of 12.5 bps).

Georgia

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Idaho

●	This contract will have a free look period of 20 days.

Louisiana

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Maryland

●	Purchase payments are not permitted within three years of the maturity date.

The maturity date can range from a minimum of seven years from the last purchase payment date up to the later of:

●	the date the annuitant attains age 95;

●	10 years from the contract date.

For the GMAB Rider:

This rider will terminate at the earlier of:

●	the tenth contract anniversary;

●	the date any portion of the contract value is no longer allocated to one of the Asset Allocation Models approved for use with this rider;

●	death of any owner, unless spousal continuation has been elected;

●	a written request from the contract owner; and

●	termination of the base contract.

Massachusetts

●	Purchase payments are not permitted within seven years of the maturity date.

●	This contract will have a free look period of 10 days (20 days for replacements).

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

●	The Guaranteed Interest Account (GIA) is not available.

●	Nassau Life reserves the right to charge a transfer fee of $20 per transfer after the first six transfers in each contract year.

●	The annual administrative charge is $30.

Minnesota

●	Death Benefit Option 3 (Phoenix Earnings Protector) is not available.

●	The minimum guaranteed rate for the GIA will not be less than 1.00% or greater than 3.00%. Refer to the contract for a more detailed description.

●	The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

●	the date the annuitant attains age 95;

●	10 years from the contract date.

●	Purchase payments are not permitted within seven years of the maturity date.

Missouri

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Nebraska

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

New Jersey

●	Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year.

The maturity date can range from a minimum of one year from the contract date up to the later of:

●	the date the annuitant attains age 95;

●	10 years from the contract date.

●	Market Value Adjusted GIA’s (MVA’s) are not available.

New Mexico

●	The annual administrative charge is $30.

●	Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year.

New York

●	The annual administrative charge is $30.

The maturity date can range from a minimum of 13 months from the contract date up to the later of:

●	the date the annuitant attains age 90;

●	10 years from the contract date.

●	Market Value Adjusted GIA’s (MVA’s) are not available.

●	Death Benefit Guarantee Option 3 (Phoenix Earnings Protector) is not available.

For the GMIB Rider:

●	The Effective Annual Rate will not be set equal to 0.0% if the GIA value is greater than 40% of the base contract value on any:

●	premium payment date;

●	transfer date; or

●	withdrawal date.

The annual fee is deducted from the investment subaccounts only (not the GIA) on each contract anniversary and upon full surrender of the base contract.

North Carolina

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

North Dakota

●	This contract will have a free look period of 20 days.

Oklahoma

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Oregon

●	Purchase payments are only permitted during the first three contract years.

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

●	The maximum GIA allocation for each premium payment is 100%.

Transfers are permitted to the GIA:

●	in the first contract year; or

●	if they would cause the GIA value to exceed 5% of the contract value.

South Carolina

●	This contract will have a free look period of 20 days.

South Dakota

For Death Benefit Guarantee Option 3 (Phoenix Earnings Protector):

●	The Assisted Living Benefit is not available.

●	The Mortality and Expense Risk charge is 117.5 bps (130.0 total bps including Administrative Fee of 12.5 bps).

Texas

●	Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year; or limit the number of transfers to 12 per contract year.

●	The annual administrative charge is $30.

Utah

●	This contract will have a free look period of 20 days.

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Washington

●	Purchase payments are not permitted within seven years of the maturity date.

The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

●	the date the annuitant attains age 95;

●	10 years from the contract date.

●	The annual administrative charge is $30.

For the GMIB Rider:

●	The annual fee is 0.40% of the Guaranteed Annuitization Value (GAV).

●	Death Benefit Guarantee Option 3 (Phoenix Earnings Protector) is not available.

Wisconsin

●	This contract will have a free look period of 20 days.

●	If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

APPENDIX C – Financial Intermediary Variations

There may be variations in the availability of investment options, contract benefits, and other contract features described in this prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your contract was sold or continues to be serviced. For example, your financial professional may not recommend a particular variable investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations – e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the contracts were distributed, and the terms of our existing selling agreements – we cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits, or other contract features available to you through your financial professional.

C-1

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact our Customer Service Office.

Reports and other information about Nassau Life Insurance Company and Nassau Life Accumulation Account is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier number: C000070728

[VERSION E]

Phoenix Spectrum Edge+(R)

Nassau Life Variable Accumulation Account

Issued by: Nassau Life Insurance Company (“Nassau or Nassau Life”)

PROSPECTUS	May 1, 2026

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups, individuals and certain qualified plans. The contract offers a variety of variable investment options and a fixed option. The contract also offered optional benefits that are no longer offered called guaranteed minimum income benefit, guaranteed minimum accumulation benefit, guaranteed minimum withdrawal benefit, and optional death benefits. You may allocate premium payments and contract value to one or more of the investment options available under the contract, which include the variable options of the Nassau Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). Additional information about each of the investment options available under the contract can be found in Appendix A: Investment Options Available under the Contract.

Our obligations under the contract are subject to our financial strength and claims-paying ability. The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Purchasing a variable annuity within a qualified plan or Individual Retirement Account (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

For general information, you may send an email request to customer_contact_center@nfg.com.

i

ii

GLOSSARY OF SPECIAL TERMS

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each variable investment option used to determine the value of a contract and the interest in the variable investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each variable investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the variable investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Customer Service Office.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Customer Service Office (Administrative Office): The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30 am – 6:00 pm EST and the fax number is 1-785-368-1386.

iii

Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

●	Nonqualified plans—$5,000

●	Bank draft program—$50

●	IRA/Qualified plans—$2,000

The contract is no longer offered for new sales.

Nassau Life: Nassau Life refers to Nassau Life Insurance Company, the insurance company that issues the Contract. In this prospectus, we also may refer to Nassau Life Insurance Company as “we”, “us”, “our” or the “Company”.

Net Asset Value: Net asset value of a fund’s shares is computed by dividing the value of the net assets of the fund by the total number of fund outstanding shares.

Required Minimum Distribution (RMD): The annual distribution that must be taken from an IRA/qualified plan during the life of the owner and/ or after the Owner’s death. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no RMD requirement during the Owner’s lifetime from a Roth IRA.

Separate Account: Nassau Life Variable Accumulation Account

Spouse: Any two persons legally married. Spouse does not include domestic partner, civil union partner, or any other arrangement that is not recognized by a state as a legal marriage.

Valuation Date: A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Overview of the Contract

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract. This annuity contract is between you, as the contract owner, and Nassau Life. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

Because the contract is designed for investors who intend to accumulate funds for retirement or other long-term purposes, the contract is best suited for those with a long term investment horizon. Although you have the ability to make partial withdrawals and/or fully surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in you being assessed a surrender charge, which can be a significant amount. In addition, withdrawals can significantly reduce the value of the death benefit, GMIB and GMWB, and can even result in termination of those benefits. The reduction may be greater than the amount withdrawn. Failure to hold the contract for the long-term would mean that you lose the opportunity for the performance of your chosen investment options to grow on a tax-deferred basis. Thus, the contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the contract, has a long investment horizon, and has purchased the contract for retirement purposes or other long-term financial planning purposes. The contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Separate Account.

The contract has two phases – the accumulation period and the annuity period. During the accumulation period, you can apply purchase payments to your contract, and we provide a death benefit. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account. Once you begin receiving annuity payments on the maturity date, your contract enters the annuity period. During the annuity period, we make annuity payments based on the annuity payment option you elect. When you annuitize, you receive a stream of annuity payments and you will be unable to make withdrawals. Moreover, when you annuitize, the contract’s death benefit and any living benefits terminate.

The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract.

Additional information about each of the investment options is provided in Appendix A to this prospectus.

Contract Features

Purchase Payments and Transfers. You may make purchase payments any time until the maturity date, for non-qualified contracts. You can vary the amount and frequency of your purchase payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments. Other than the minimum initial payment, there are no required purchase payments.

You may also elect an asset allocation or strategic program through which to allocate your contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of Nassau Life.

Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options, including the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more variable investment options. Transfers between the variable investment options are subject to disruptive trading and market timing restrictions.

Withdrawals. You may partially or fully surrender the contract any time for its contract value, less any applicable surrender charge and premium tax. Each year you may withdraw part of your contract value free of any surrender charges. Each contract year, you may withdraw the greater of 10% of the Contract Value as of the date of the first partial surrender or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge. Any unused percentage of that free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½.

The Guaranteed Minimum Income Benefit (GMIB) is an optional benefit designed to provide a level of annuity payments that is guaranteed even if your Contract Value declines. However, there is not an absolute guarantee of receipt of these payments since, for example, you could die prior to beginning your receipt of these guaranteed annuity payments. Note that withdrawals you take, including loans, can reduce the guaranteed annuitization value and terminate the benefit. The benefit also can terminate automatically (e.g., on the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday). The guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. We impose an additional fee if you have elected GMIB.

Subject to state approval, we may offer (a) a nursing home waiver, under which you may surrender all or a portion of the Contract Value, adjusted by any applicable market value adjustment prior to the Maturity Date and we will waive the surrender charge and (b) a terminal illness waiver, under which prior to the Maturity Date, you may surrender all or a portion of the Contract Value, adjusted by any applicable market value adjustment, without a surrender charge in the event of the owner’s terminal illness.

Death Benefit. The contract provides for payment on the death of the annuitant. The owner elects any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. Death Benefit Option 1, the Return of Premium option, provides for a death benefit equal to the greater of Contract Value and the quantity (purchase payments less adjusted partial withdrawals). For an additional charge, Death Benefit option 2, the Annual Step-Up option, provides for a death benefit (for an owner who has not attained age 80) equal to the greatest of the Contract Value, the annual step-up amount, and the quantity (purchase less adjusted partial withdrawals).

Loans. Loans are available only to plan participants in plans qualified under Section 403(b) of the Code. The loan is made by Nassau Life, and participant Contract Value withdrawn to be held as loan collateral is maintained in a segment of our general account. Outstanding loans will reduce the death benefit. Taking a loan can result in adverse tax consequences, and also can reduce the guaranteed annuitization value under a living benefit or result in termination of the benefit.

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 7% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges – Surrender Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges – Transfer Charge
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract	1.23%(1)	1.38%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%(3)	2.70%(4)

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS

(1)    The Base Contract charge is determined on an annualized basis as a percentage of average account value in the Separate Account, plus an amount attributable to the Annual Administrative Charge.

(2)    As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3)    If you elect death benefit option 2 (annual step-up), the mortality and expense risk fee will be increased by 0.15% as a annual percentage of average account value in the Separate Account.

(4)      As a percentage of the greater of the Benefit Base and Contract Value. The maximum charge relates to the rider for Phoenix Flexible Withdrawal Protector.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,400	$6,473
	Assumes:	Assumes:

●    Investment of $100,000

●    5% annual appreciation

●      Least expensive combination of contract classes and underlying fund fees and expenses

●    No optional benefits

●    No sales charges

●    No additional purchase payments, transfers, or withdrawals

●    Investment of $100,000

●    5% annual appreciation

●    Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

●    No sales charges

●    No additional purchase payments, transfers, or withdrawals

RISKS			LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.		Principal Risks of Investing in Contract
Is This a Short Term Investment?

No.

●    This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●        Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●     A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

Principal Risks of Investing in Contract; Deductions and Charges; Federal Income Taxes

RISKS		LOCATION IN PROSPECTUS

●    Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●    The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

What are the Risks Associated with the Investment Options?

●    An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●    Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling us at 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●    Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●        Transfers to and from the GIA are subject to significant limitations.

●    We reserve the right to limit transfers if frequent or large transfers occur.

●        The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; GIA; Market Timing And Other Disruptive Trading; Appendix C: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

Yes.

●    Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation

●    The GMWB benefit is available only if you allocate premiums to an approved asset allocation or strategic program and remain fully invested in the program for duration of the benefit. This will limit or restrict the investment options that you may select under the contract. We reserve the right to restrict availability of investment options and programs.

●    Under GMWB, if you take withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. Thus, the

Benefits Available under the Contract; Payment Upon Death Before Maturity Date; Appendix C: Financial Intermediary Variations

RESTRICTIONS	LOCATION IN PROSPECTUS

Benefit Base can be reduced by an amount greater than the dollar amount withdrawn.

●    GMIB may not be elected 30 days after the contract anniversary following the older annuitant’s 90th birthday.

●    Withdrawals made while the GMIB or GMWB benefit is in effect, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

●    Election of GMIB rider is irrevocable.

●        Withdrawals and loans may significantly reduce the death benefit.

●        Except as otherwise provided, benefits may not be modified or terminated by us.

●        The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●    If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●    Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales Of Variable Accumulation Contracts
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?

As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one.

You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.

Sales Of Variable Accumulation Contracts

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer contract value between investment options. State premium taxes, ranging from 0.00% to 3.50%, depending upon the state, may also be deducted.

TRANSACTION EXPENSES

Surrender Charge (as a percentage of purchase payments withdrawn): [1]	7%
Transfer Charge[2]
Maximum	$20
Current	None
Participant Loan Fee[3]	$15

[1]	A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date that the purchase payment being withdrawn was deposited. The surrender charge is 7% with respect to a purchase payment withdrawn before the payment is “aged” one complete year and decreases by 1% each subsequent year as the purchase payment ages. No surrender charge is deducted with respect to a purchase payment that is seven complete years old, or older (See “Deductions and Charges – Surrender Charges.”)

[2]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

[3]	Loans under the contract are available only to contracts sold to 403(b) plans. There is a one-time $15 maximum administrative fee in connection with each loan, but currently we do not impose that charge.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including underlying fund fees and expenses)

If you choose to purchase an optional benefit, you will pay additional charges, as shown in the tables below.

ANNUAL CONTRACT EXPENSES
Administrative Expenses[1]	$35
Base Contract Expenses[2] (as a percentage of average account value):	1.20%

Optional Benefit Fees

Death Benefit Option 2 – Annual Step-Up	1.35%

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE [3] PHOENIX PRINCIPAL PROTECTOR (as a percentage of the greater of the Guaranteed Amount 5 or Contract Value)
Maximum	1.00%

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE [4] PHOENIX INCOME PROTECTOR

(Not available beginning March 9, 2009)

(as a percentage of the greater of the Guaranteed Annuitization Value[7] or Contract Value)

Maximum	1.00%

PHOENIX FLEXIBLE WITHDRAWAL PROTECTORSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT(GMWB) FEE [6,9]

(Effective beginning March 9, 2009)

(as a percentage of the greater of the Benefit Base[10] and Contract Value)

	Single Life Option	Spousal Life Option
Maximum fee for New York contracts and other contracts without Extended Care Enhancement	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement*	0.50%	0.50%

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE[8,9] Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state
(as a percentage of the greater of the Benefit Base[10] and Contract Value)
Single Life Option Maximum		1.50%
Spousal Life Option Spousal Life Option Maximum		1.50%

Loan Interest Rate[11]
Loan interest rate differential: equal to excess of interest rate charged on loan over interest credited to amount in loan collateral account. That loan interest rate differential generally is equal to 2%.

1	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

2	The Base Contract expense corresponds to death benefit option 1, and consists of a mortality and expense risk fee component and a daily administrative fee component. Specifically for death benefit option 1, the Separate Account charge is 1.20% annually (consisting of a mortality and expense risk fee of 1.08% and a daily administrative fee of 0.13%). For death benefit option 2 (annual step-up), the Separate Account charge is 1.35% (consisting of a mortality and expense risk fee of 1.23% and a daily administrative fee of 0.13%). Each such charge is determined on an annualized basis as a percentage of average account value in the Separate Account. The actual fee charged is 0.005% lower than the charge shown.

[3]	The Phoenix Principal Protector benefit is no longer available for election. When the benefit was available, the benefit fee was deducted annually on the contract anniversary.

[4]	The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”

[5]	The Guaranteed Amount is an amount we calculate solely to determine the value of the benefit provided by the rider and, unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Amount is calculated and used.

[6]	See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for information on current fees. We may change the current fees. If you accept an automatic step-up of the Benefit Base as provided by the rider, you will then pay the current fee in effect at the time of this step-up; however the current fee will never exceed the maximum charge shown above. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector”, and “Automatic Step-Up” for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up.

[7]	The Guaranteed Annuitization Value is an amount we calculate solely to determine the value of the benefit provided by the rider, and unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Annuitization Value is calculated and used.

[8]	The Guaranteed Minimum Withdrawal Benefit (GMWB) fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. The then current fee applies at the time you elected the benefit. The fee percentage may increase after election if you do not decline an automatic step-up, but will not exceed the maximum charge shown above. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”

[9]	If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each variable investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.

[10]	The Benefit Base for the Guaranteed Minimum Withdrawal Benefit and the Phoenix Flexible Withdrawal Protector is an amount we calculate solely to determine the value of the benefit(s) provided by the applicable rider and, unlike Contract Value, is not available for withdrawals or surrenders. The Benefit Base is affected by various factors including withdrawals and premium payments. On the rider date, which is the date the contract and rider are issued, the Benefit Base equals the Contract Value. See the description of this rider in “Optional Benefits” for information about how the Benefit Base is calculated and used.

[11]	Loans under the contract are available only to contracts sold to 403(b) plans. In addition to the possible participant loan fee, there is an interest rate differential. That is, interest charged on the loan will exceed interest you earn on your Contract Value held as loan collateral. The difference is a net cost to you.

*	Extended Care Enhancement is not available with New York contracts.

The next item shows the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses[1]	0.27%	5.82%
(Expenses that are deducted from underlying fund assets, including management fees, distribution (12b-1) fees, and other expenses)

[1]	Fund expenses are as of 12/31/25, and can vary from year to year. The fees set forth here do not reflect the effect of any expense reimbursement arrangements or fee waiver arrangements.

Example

This Example is intended to help you compare the cost of investing in the variable options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include contract owner transaction expenses, annual contract expenses, and annual underlying fund expenses.

The Example assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the GIA.

The Example assumes that you invest $100,000 in the variable options of the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual underlying fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$15,323	$31,657	$46,625	$79,845

If you annuitize or do not surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$10,046	$28,591	$45,249	$79,845

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the underlying funds you select. Each fund may have its own unique risks.

Variable annuities are not a short-term investment vehicle. The surrender charge may apply for a number of years, so that the contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your purchase payments. Significant surrender charges may apply to full or partial withdrawals. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59½. Withdrawals, including loans, can significantly reduce the death benefit. Withdrawals can reduce the death benefit by more than the value withdrawn. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Investment Risk. You bear the risk of any decline in the contract value caused by the performance of the underlying funds. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each fund. The investment risks are described in the prospectuses for the funds.

If on any valuation date the total contract value equals zero, or the amount of premium tax you owe in connection with a contract surrender or partial withdrawal you made is greater than or equal to the contract value, the contract will immediately terminate without value.

Investment Restrictions - Opportunity Risks. The optional GMWB rider requires you to allocate your purchase payments to an approved asset allocation or strategic program and remain fully invested in the program for the duration of the benefit. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost - in the form of funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when considering GMWB.

Risks Associated With Requirements For GMIB and GMWB. Each of GMIB and GMWB includes requirements that must be adhered to in order to preserve the guarantees offered under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even cause termination of the benefit. For example: (a) GMWB terminates on the date that any portion of the Contract Value is not invested according to an asset allocation model established and maintained by us for the benefit and (b) GMIB terminates the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday. Thus, you could face a scenario in which you had paid the optional benefit fees for years without reaping the full benefit of the rider yet have the benefit terminate due to reasons such as that identified above.

With GMIB, you also should be aware of the possibility that you might die before taking the guaranteed annuity payments, in which case you would have paid the fees for the GMIB without ever realizing the benefits of that feature. In addition, the guarantee under GMIB may never come into effect if the guaranteed annuitization value that would be used to determine your annuity payments is less than your Contract Value. Withdrawals, including loans, could significantly reduce or terminate the benefit.

Insurance Company Insolvency. An investment in the contract is subject to the risks related to Nassau Life, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nassau Life. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to meet our obligations under the contract. In particular, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the GIA and to pay the guaranteed amount under one of the optional benefits.

Risks Related to Guaranteed Interest Account (GIA). The GIA is one investment option under the contract to which you may allocate purchase payments and Contract Value. You earn a fixed rate of interest under the GIA. That fixed interest rate may be low, and might be substantially less than what you might earn from other investment options under the contract. Payment of amounts under the GIA is contingent on our having the financial solvency to make such payments.

Risks Associated with Contract Changes. Among other rights we reserve under the contract, we reserve the right to add or remove variable investment options and substitute underlying funds. We may restrict or prohibit the allocation of additional premium payments or transfers to any variable investment option. We also reserve the right to limit purchase payments and transfers to the GIA.

Risks Related to Loans. If your contract is issued to a 403(b) plan and the plan allows loans, you can borrow amounts from your Contract Value. When you take a loan, we set aside as loan collateral an amount equal to the amount delivered to you as a loan. The interest credited to the amount held as loan collateral is less than the interest charged on the loan, and that difference is the net cost of the loan to you. You also should be aware that Contract Value held as collateral does not participate in the performance of the variable investment options, and as such you may miss out on any positive investment performance of those options. Loans reduce the value of a living benefit by more than the amount withdrawn and could terminate the benefit. Loans will also reduce the value of the death benefit, perhaps significantly. Loans also can have tax consequences.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cyber Security and Business Continuity Risks. Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

Nassau Life and the Separate Account

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06115, is a stock life insurance company organized under the laws of the State of New York. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of Nassau Life include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the contracts, and the Nassau Companies of New York, which will provide administrative services for the contracts.

You should send any transaction request (e.g., premium payments), requests for general customer service forms, and all other correspondence to us at our Customer Service Office (see the Glossary for the address) or such other address that we have communicated in writing. Transaction requests received in good order (i.e., in form and substance acceptable to us) at that address on a given Valuation Date are priced based on the unit value as of the end of that Valuation Date. Transaction requests received in good order on a day other than a Valuation Date are priced based on the unit values in effect as of the end of the next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Nassau Life. On July, 1 1992 the Separate Account’s domicile was transferred to New York.

The Separate Account has several variable investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any variable investment option in the Separate Account.

Obligations under the contracts are obligations of Nassau Life. You may make contributions to the GIA which is supported by the assets in Nassau Life’s General Account and such contributions are not invested in the Separate Account. The GIA is part of the General Account of Nassau Life. The General Account supports all insurance and annuity obligations of Nassau Life and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our General Account. We are obligated to pay all amounts promised to investors under the contract, subject to our financial strength and claims-paying ability. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks.

The Variable Investment Options

Contract value allocated to a variable investment option will vary based on the investment experience of the corresponding underlying fund in which the variable investment option invests. There is a risk of loss of the entire amount invested.

You choose the variable investment options to which you allocate your purchase payments. These variable investment options are investment options of the Separate Account. The variable investment options invest in the underlying funds. You are not investing directly in the underlying funds. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

The underlying funds offered through this product were selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, recommendations of fund families or distributors, and/or the capability and qualification of each sponsoring investment firm. Another factor the Company considered was whether the underlying fund or an affiliate of the underlying fund would compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. The types of compensation paid to the Company by an underlying fund and/or its affiliate are discussed further in the section immediately below entitled “Administrative, Marketing and Support Service Fees”.

The Company periodically reviews the selection of underlying funds offered through this product based on various criteria, including (but not limited to) the criteria described above. Upon review, the Company may add new underlying funds or, subject to applicable law, remove underlying funds. The Company may also restrict allocation of additional premium payments or transfers to an underlying fund if the Company determines the underlying fund no longer meets one or more criteria and/or if the underlying fund has not attracted significant contract owner assets. The Company’s decision whether to add, remove, or restrict an underlying fund may be influenced by whether, and the extent to which, the underlying fund makes payments to the Company.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any underlying fund will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at our Customer Service Office.

Information regarding each underlying fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix to this prospectus. Each underlying fund has issued a prospectus that contains more detailed information about the fund. You can obtain this information at no cost by calling 1-800-541-0171 or by going to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also send an email request to customer_contact_center@nfg.com.

Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the contracts have entered into agreements with the underlying funds or the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and the principal underwriter for the contracts for providing certain administrative, marketing, or other support services to the underlying funds.

Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

These administrative services may include but are not limited to soliciting applications for variable contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting variable contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of variable contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

For additional information concerning the available investment options, please see Appendix A.

GIA

Note: Currently if you have Phoenix Principal Protector, Guaranteed Minimum Withdrawal Benefit (GMWB), or Phoenix Flexible Withdrawal Protector in effect for your contract, you cannot transfer Contract Value or allocate premiums to the GIA. Your purchase payments must be allocated to a single, approved asset allocation program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.

Information regarding the features of the GIA, including (i) its name and (ii) its minimum guaranteed interest rate, is provided in Appendix A to this prospectus.

In addition to the Separate Account, you may allocate purchase payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. We will credit compound interest daily on any amounts in the GIA at such rates as we shall determine as described below, but in no event will the effective annual rate of interest be less than 3%. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

We set the interest rate that will apply to any new purchase payments or transfers allocated to the GIA. The rate applicable to a given deposit into the GIA is guaranteed to change no more frequently than once per year. After a one-year guarantee period ends, amounts allocated to the GIA may be credited interest at a different interest rate. We declare interest rates for the GIA in our discretion, subject to the guaranteed minimum interest rate.

We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the variable investment options over a consecutive 4-year period according to the following schedule:

● Year One:	25% of the total value

● Year Two:	33% of remaining value

● Year Three:	50% of remaining value

● Year Four:	100% of remaining value

Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts. These disclosures are, however, subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions

Payments and transfers to the GIA are subject to a maximum GIA percentage (the “Maximum GIA Percentage”). The Maximum GIA Percentage is the maximum amount of a purchase payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage, and that percentage will never be less than 5%.

In general, for contracts issued on or after March 31, 2003, purchase payments and transfers to the GIA are subject to the Maximum GIA Percentage. Certain exceptions and state variations may apply. Review your contract or contact our Customer Service Office for more information.

In addition, we may not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value.

GIA may not be available in all states. Note, additional restrictions related to transfers to and from the GIA may be noted throughout this prospectus.

If you have the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Withdrawal Benefit (GMWB) or Phoenix Flexible Withdrawal Protector in effect for your contract, you may not allocate premiums or transfer values to the GIA.

Deductions and Charges

Annual Administrative Charge

We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the variable investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. We may, at our sole discretion, waive the administrative charge if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the variable investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

Important Information on Current Fees for Optional Benefit Riders

Phoenix Income Protector Fee

This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”

GMWB 2007 Fee

This rider is no longer offered for sale. Your current fee percentage or “fee” was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base “steps-up” as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to “step-up” it will do so automatically. This fee will not change again unless an automatic steps-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Phoenix Flexible Withdrawal Protector Fee

You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefit will be charged unless we notify you that we will be charging a lower fee percentage or “fee”. If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fee in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a “step-up” as provided by your rider because “step-ups” can increase your fee.

If we choose to offer a fee that is lower than the maximum guaranteed fee percentage described in the “Optional Benefit Fee Table,” we will provide that fee on a form satisfactory to us. If you accept that fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider (“Initial Fee Schedule”). The fee for your rider will be reflected on the rider specification pages of your rider.

The fee in your Initial Fee Schedule can only increase if your Benefit Base “steps-up” automatically. We will notify you in writing of a new fee schedule 30 days prior to the effective date of the fee increase (your rider anniversary date). If a “step-up” occurs, the new fee schedule depicted in the letter will describe the new current fee that will apply. This fee will not change again unless an automatic step-up occurs again. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) Fees

If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each variable investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each variable investment option and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

If you elected the Phoenix Income Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Withdrawal Benefit Fees

If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee will depend on which rider was available for election at the time you purchased your contract and which option of the rider, single life option or spousal life option, you elected. If you elect any available guaranteed minimum withdrawal benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

●	Guaranteed Minimum Withdrawal Benefit (GMWB) Fee (Rider available from May 1, 2007 until November 17, 2008)

The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of “Optional Benefit Fees.”

You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” (See “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

●	Phoenix Flexible Withdrawal Protector Fee (Rider was available for contracts applied for on and after November 17, 2008)

If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement

Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% x ($100,000 + $10,000)] = $7,150.

The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).

Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500—$2,929).

When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.

The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement (Extended Care Enhancement not available for contracts issued in the state of New York) are shown in the table of “Optional Benefit Fees.” The applicable current fee percentage for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected. In addition, it may vary if you have stepped-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. While we do not currently do so, we may in the future charge different fees depending on the asset allocation program you select. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee does not vary based on single or spousal life option and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.

You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each variable investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee, calculated as described below, from the amount paid on surrender. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

Mortality and Expense Risk Fee

We make a daily deduction from each variable investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the variable investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:

Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up
1.075%	1.225%

Although you bear the investment risk of the variable investment options in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges

A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your purchase payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

The surrender charge is deducted from purchase payments withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

The surrender charges, expressed as a percentage of the purchase payments withdrawn in excess of the 10% allowable amount, are as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

Surrender charges imposed in connection with partial withdrawals will be deducted from the variable investment options and the GIA on a pro rata basis.

Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. You may request that the surrender charge be deducted from the amount you have requested as a withdrawal, in which case the amount you actually receive will be reduced to reflect the surrender charge amount. Alternatively, you may request that the net amount you receive be a specified dollar amount, in which case we “gross up” the withdrawal amount so you receive the amount you requested and surrender charges are taken instead from your Contract Value. Any distribution costs not paid for by surrender charges will be paid by Nassau Life from the assets of the General Account.

Nursing Home Waiver

For contracts issued on or after August 18, 2008, (subject to state approval) you may surrender all or a portion of the contract value prior to the maturity date and we will waive the surrender charge, provided that:

●	more than one year has elapsed since the contract date; and

●	the withdrawal is requested within two years of the owner’s admission into a licensed nursing home facility; and

●	the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.

A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver.

Terminal Illness Waiver

For contracts issued on or after August 18, 2008, (subject to state approval) prior to the maturity date, you may surrender all or a portion of the contract value without a surrender charge in the event of the owner’s terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner’s death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner’s family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver.

Tax

Tax is considered to be any tax charged by a state or municipality on purchase payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. Premium taxes are incurred when purchase payments are made (with respect to the States that impose such taxes). We pay premium taxes to the applicable States when required to do so by the State. We recoup premium taxes paid with respect to purchase payments made by a contract owner upon the earlier of when the contract owner takes a partial withdrawal, surrenders the contract or annuitizes or when a death benefit is paid.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups

We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest when sales or exchanges of the contracts are made to certain eligible groups of individuals that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:

(1)	the size and type of the group of individuals to whom the contract is offered;

(2)	the amount of anticipated purchase payments;

(3)	whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc., or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 Securities, Inc. has selling agreements; and

(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Loans to 403(b) plan participants

We also provide, as an administrative service to 403(b) plan participants, the ability to take a loan that is secured by the participant’s Contract Value. When you take a loan, there is a maximum $15 administrative fee for processing any such loan, but currently we do not impose that fee. In addition, you should be aware that you incur a cost, which is in the form of the difference between the interest rate charged to you on the loan and the interest rate earned on your funds held in the collateral account supporting the loan. That loan interest rate differential generally is equal to 2%.

Other Charges

Charges are deducted from, and expenses paid out of, the assets of the underlying funds, as described in the prospectuses for the funds.

The Accumulation Period

The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units

An Accumulation Unit is used to calculate the value of a contract. Each variable investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of a variable investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of a variable investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Value

The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a variable investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor

The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each variable investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Purchase of Contracts

We no longer make new sales of the contract. The purchase procedures discussed below are those that applied when contract sales were made.

Generally, we required minimum initial purchase payments of:

●	Nonqualified plans—$5,000

●	We require minimum subsequent purchase payments of $100.

●	Bank draft program—$50

●	You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available variable investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

●	IRA/Qualified plans—$2,000

●	We require minimum subsequent purchase payments of $100.

The initial payment is due and payable before the contract becomes effective.

The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, purchase payments may be made any time before the maturity date of a contract.

Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Customer Service Office, your payment will be applied within two days of the completion of the application. If our Customer Service Office does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Customer Service Office, then your payment will be immediately returned. You may request us to hold your purchase payment after the five day period while the application is completed and within two days after completion we will apply your purchase payment. Please note that prior to the completion of your application or order form, we will hold the purchase payment in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Customer Service Office. Additional payments allocated to variable investment options are used to purchase accumulation units of the variable investment option(s), at the value of such Units next determined after the receipt of the payment at our Customer Service Office.

Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Benefits.”

Purchase payments received under the contract will be allocated in any combination to any variable investment option, GIA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Customer Service Office of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you. In particular, such current allocation instructions are what we will follow when determining how to allocate a purchase payment we receive that lacks separate allocation instructions or that is not in good order with respect to its allocation instructions.

For certain eligible groups, we may reduce the minimum initial or subsequent purchase payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)	the make-up and size of the prospective group;

(2)	the method and frequency of purchase payments; and

(3)	the amount of compensation to be paid to registered representatives on each purchase payment.

Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit (GMWB) or the Phoenix Flexible Withdrawal Protector, you may not allocate purchase payments or transfer values to the GIA.

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the contract.

The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	At time of initial purchase payment, you elect one of two death benefit options: (a) return of premium option and (b) annual step-up option.	Optional	● For return of premium death benefit, Separate Account charge is 1.20% ● For annual step-up death benefit, Separate Account charge is 1.35%

●    If no death benefit option is elected, you receive return of premium death benefit option by default

●    Under the annual step-up option, the annual step element ceases when the owner attains age 80.

●    If death benefit proceeds are not paid in single lump sum or you make no death benefit election, proceeds of more than $5000 are applied to Concierge Account (a retained asset account)

●    Under the annual step-up death benefit option, the death benefit will equal Contract Value if that is the highest amount

●         Withdrawals may reduce the death benefit by more than the value withdrawn.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Allocation and Strategic Programs	Programs involving allocation of Contract Value to underlying funds designed to maximize returns and limit effects of market volatility for given level of risk tolerance	Optional	None (apart from fees of constituent investment options)	● May participate in only one program at a time ● Programs may be discontinued or modified in the future
Asset Rebalancing Program	Automatically rebalances selected variable investment options to maintain original percentage allocations	Optional	None	● Cannot use while Dollar Cost Averaging Program in effect ● Does not permit transfers to or from GIA ● Not available with GMIB or any other optional benefit
Interest Investment Program	Automatically transfers interest earned on premium allocated to GIA to variable investment options	Optional	None

●    Must have at least $10,000 in GIA at all times to keep program in effect

●    Transfers under program not subject to general restrictions applicable to GIA transfers

●    Not available to those investing via bank draft program or while Dollar Cost Averaging Program or Asset Rebalancing Program in effect. (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program	Automatically transfers Contract Value to variable investment options or GIA on monthly, quarterly, semiannual, or annual basis	Optional	None

●    Subject to minimum initial and subsequent transfer amounts

●    Transfers under program not subject to general restrictions applicable to GIA transfers

●    Not available to those investing via bank draft program. (The bank draft program allows the customer to make annuity purchase payments through a direct transfer of funds from a bank account)

●    If you elect an optional benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while optional benefit is in effect

●    Not available with GMIB or any other optional benefit or with Asset Rebalancing

Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from variable investment options or GIA	Optional	None	● Not available on or after Maturity Date ● Surrender charges, income taxes, penalty taxes, and premium taxes may apply

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
● Systematic withdrawals will reduce the Contract Value and the death benefit, and may reduce or terminate the GMIB or other optional benefit
GMIB	Guarantees minimum monthly fixed annuity payments	Optional	1.0%, multiplied by greater of guaranteed annuitization value or Contract Value on date fee is deducted

●    Benefit under rider not available until later of 7 years after rider is added or contract anniversary following older annuitant’s 60th birthday.

●    Election of benefit rider is irrevocable

●    Withdrawals, including loans, can reduce the guaranteed annuitization value by an amount that is more than the dollar amount of the withdrawal. Withdrawals can reduce or terminate the benefit.

●    If you die before beginning your receipt of GMIB annuity payments, you would have paid the fee for GMIB without realizing any corresponding benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
GMWB	Guarantees a minimum amount of withdrawals you may take from contract each year after Benefit Eligibility Date, provided no withdrawals have been taken from contract prior to that Date (the youngest Covered Person’s 60th birthday for single life option and 65th birthday for spousal life option).	Optional	2.50%, as a percentage of greater of benefit base and Contract Value Additional fee to add Extended Care Enhancement is 0.50%, as a percentage of greater of benefit base and Contract Value

●    Rider does not provide access to benefit prior to date youngest Covered Person reaches age 60 (for single life option) and younger spouse’s age 65 (for spousal life option).

●    If withdrawal causes cumulative withdrawals in any rider year after Benefit Eligibility Date to exceed Annual Benefit Amount, amount withdrawn in excess of Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce Benefit Base in same proportion as Contract Value is reduced by excess withdrawal.

●    Roll-up feature only available if no withdrawals have been taken from contract. Currently, roll-up period continues until 10th rider anniversary following later of rider date or last rider anniversary on which an automatic step-up occurs.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations

●    Excess withdrawals, including withdrawals made to fund a loan, result in a proportionate reduction in the GMWB Benefit Base and could cause termination of the benefit.

●    Purchase payments must be allocated to an approved asset allocation or strategic program and remain fully invested in the program for duration of the benefit. We reserve the right to restrict availability of investment options and programs.

Loan Feature for participants in Section 403(b) plans	Allows 403(b) plan participants to take a loan against their Contract Value	Optional	Maximum administrative fee of $15 for each loan, but currently we do not impose that charge. Cost of loan also includes interest rate differential that generally is equal to 2%.

●    Loans may reduce the Contract Value and the death benefit, may reduce the values under GMIB and GMWB or terminate the benefit, and may have tax consequences.

●    The portion of the Contract Value held as loan collateral does not participate in the investment performance of the variable investment options

Waiver of Surrender Charge	Surrender charges waived in certain scenarios (e.g., on free withdrawal amount)	Standard	No additional charge for sales charge waiver provisions	● Absent such waivers, you may pay a surrender charge upon a withdrawal

Definition of “Spouse” under Optional Benefits

Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses. Spouse is defined to include any two persons legally married. Spouse does not include domestic partner, civil union partner, or any other arrangement that is not recognized by a state as a legal marriage.

Guaranteed Minimum Accumulation Benefit (“GMAB”) (Phoenix Principal Protector)

Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit is no longer available. The disclosure below describes the features of the benefit when it was available to be elected.

A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”

The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

Phoenix Principal Protector is available only if you allocate your purchase payments to a single, approved asset allocation or strategic program, and if you remain fully invested through an approved asset allocation or strategic program for the term of the benefit.

Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after- death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Nassau Life or its affiliates or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Nassau Life purchases this Spectrum Edge+ Contract, then Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Spectrum Edge+ Contract cannot elect Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled “Inherited/Stretch Annuity Feature” for more details.

Guaranteed Minimum Income Benefit Rider (“GMIB”) (called Phoenix Income Protector)--Not available with contracts previously offered after March 9, 2009

This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.

A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner’s Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner’s annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner’s Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

On and before the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	= the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

B	= the sum of purchase payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each purchase payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

D	= any tax that may be due.

After the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	= the guaranteed annuitization value on the contract anniversary following the older annuitant’s 80th birthday.

B	= the sum of purchase payments made after the contract anniversary following the older annuitant’s 80th birthday.

C	= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant’s 80th birthday.

D	= any tax may be due.

You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled “Effective Annual Rate” for a full description of the Effective Annual Rate.

Guaranteed Annuitization Value Reduction

A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

The guaranteed annuitization value reduction is equal to the sum of A and B where:

A	= the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

B	= (a) multiplied by (b), where:

(a)	= the guaranteed annuitization value immediately prior to the withdrawal less the value determined in “A” above;

(b)	= 1 minus the result of (c) divided by (d), where:

(c)	= the Contract Value after the withdrawal, and

(d)	= the Contract Value before the withdrawal less the value determined in “A” above.

Effective Annual Rate

On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.	each date we process a purchase payment.

2.	each date we process a transfer.

3.	each date we process a withdrawal.

4.	each contract anniversary.

Rider Fee

There is a fee associated with Phoenix Income Protector. Please see “Guaranteed Minimum Income Benefit Rider Fee” in Section “Deductions and Charges.”

Termination of This Rider

You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;

2.	the termination of the contract to which this rider is attached;

3.	the date a death benefit becomes payable under the contract to which this rider is attached;

4.	the date annuity payments commence under the contract to which this rider is attached; and

5.	the death of the last surviving annuitant or joint annuitant named under this rider.

Phoenix Income Protector Annuity Payment Options

Under this rider, you may only elect one of the following annuity payment options:

GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if you were to die prior to the first annuity payment being made.

GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant. Because this option is a life annuity with no period certain, you would receive no annuity payment under this option if you were to die prior to the first annuity payment being made.

GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

If there is a surviving owner, the payments continue as if there had been no death.

If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Important Information regarding Phoenix Income Protector

While Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

●	Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

●	Phoenix Income Protector is irrevocable once elected.

●	You may not change any annuitant or joint annuitant while Phoenix Income Protector is in effect.

●	Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate Phoenix Income Protector.

●	You should consult with a qualified financial advisor if you are considering Phoenix Income Protector.

●	Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.

●	The minimum monthly fixed annuity payment amount under Phoenix Income Protector may be less than the annuity payment amount under the contract even if the Guaranteed Annuitization Value is greater than Contract Value.

Examples illustrating how Phoenix Income Protector operates

Example: Calculation of Guaranteed Annuitization Value

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.05^3) + $200,000) x 1.05^4) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 86), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

Example: Calculation of Guaranteed Annuitization Value Reduction

Assume the Guaranteed Annuitization Value is $166,667 on the 2nd contract anniversary and $175,000 on the 3rd contract anniversary. The Contract Value is $150,000 on the 3rd contract anniversary and the contract owner withdraws $10,000.

Assuming the effective annual rate is 5%, the maximum annual amount is $8,333 (5% x 166,667). The Guaranteed Annuitization Value and Contract Value will be reduced by $8,333. The new Guaranteed Annuitization value is $166,667 and the new Contract Value is $141,667. The withdrawal amount in excess of the maximum annual amount is $1,667. A withdrawal of $1,667 will reduce the Contract Value by 1.177% (1 – ($140,000 / $141,667). A withdrawal of $1,667 will reduce the Guaranteed Annuitization Value by $1,962 (1.177% x $166,667). The total Guaranteed Annuitization Value Reduction associated with this $10,000 withdrawal will equal $10,295 ($8,333 + $1,962). The new Guaranteed Annuitization Value will be $164,705 ($175,000 – $8,333 – $1,962). The new Contract Value will be $140,000 ($150,000 – $10,000). The policyholder will have a Guaranteed Annuitization Value of $200,200 ($164,705 x 1.054) on the 7th contract anniversary (assuming no additional payments, withdrawals or transfers).

Guaranteed Minimum Withdrawal Benefits

Two different guaranteed minimum withdrawal benefits have been available under the contract at different times. If you purchased your contract prior to November 17, 2008, the Guaranteed Minimum Withdrawal Benefit (GMWB) was available to you. If you applied for your contract on or after November 17, 2008, the Phoenix Flexible Withdrawal Protector was available to you. Each of these benefits guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. The guaranteed minimum withdrawal benefits are intended to help protect you against poor market performance if you make withdrawals within the limits described below. The guaranteed minimum withdrawal benefits do not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don’t make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the “Optional Benefit Fees” chart and refer to “Deductions and Charges” above.

Currently we allow you to elect a guaranteed minimum withdrawal benefit only on the Contract Date. We may remove this restriction in the future.

A guaranteed minimum withdrawal benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Minimum Withdrawal Benefit (GMWB) (issued between May 1, 2007 until November 17, 2008) Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the annual benefit amount until the first death of any Covered Person, if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Asset Allocation or Strategic Program Requirement

If you elected the Guaranteed Minimum Withdrawal Benefit (GMWB), you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause the Guaranteed Minimum Withdrawal Benefit (GMWB) to terminate without value. You may later re-enroll in an approved program but re-enrollment will not reinstate the rider if it has terminated. If a program is eliminated while the rider is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Benefit Eligibility Date

The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the “rider date”) and the contract anniversary on or following the date the youngest Covered Person attains age 60.

The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse’s date of death, and (b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person

The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option

Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option

Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (See “Definition of “Spouse” under Optional Benefits” for more information). If there is only one designated owner, the Covered Persons must be the owner and the owner’s spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

Annual Benefit Amount

If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base

The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Purchase Payments

When a subsequent purchase payment is received, the Benefit Base equals the current Benefit Base plus the purchase payment amount.

Withdrawals Prior to Benefit Eligibility Date

Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution (“RMD”) requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date

On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

●	If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

●	If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

●	Withdrawals taken to meet the RMD requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up

On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, by 5.0% of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up

On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of “Optional Benefit Fees.” If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero

When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.

We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation

You may cancel this rider at any time in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit

This benefit will terminate without value on the occurrence of any of the following dates:

●	the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;

●	the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

●	the date annuity payments commence under an Annuity Payment Option as described in the contract;

●	the date the contract to which this benefit is attached terminates;

●	the date any investment restriction is violated;

●	the date both the Contract Value and Benefit Base have been reduced to zero; or

●	the date the contract Owners elect in writing to terminate the benefit.

Phoenix Flexible Withdrawal ProtectorSM: A Guaranteed Minimum Withdrawal Benefit

Summary of Benefit

The Phoenix Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract, and also could be selected with the optional Extended Care Enhancement with the rider for an additional charge. (Extended Care Enhancement is not available with New York contracts.) When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. Currently, these benefits are only available for purchase at the time you buy the contract and you may only purchase one Optional Benefit with the contract. (For New York contracts, the Phoenix Flexible Withdrawal Protector rider is only available if the youngest Covered Person has attained age 54 for the single life option and age 59 for the spousal life option.) As with the other guaranteed minimum withdrawal benefit that has been offered with this contract, once you reach the date on which you can access the benefit according to the rider’s terms, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of two spouses if the spousal life option is elected. You should know that the rider does not provide access to the benefit prior to the date the youngest Covered Person reaches a particular age, which is currently age 60 for the single life option and the younger spouse’s age 65 for the spousal life option. We call the date on which this occurs the Benefit Eligibility Date. See “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” below for the definition of “Covered Person” and other important terms. However, prior to the Benefit Eligibility Date, the value of the benefit can increase as a result of increases to the Benefit Base. See “Events and features causing recalculation of the Benefit Base” below for details.

We call the annual amount of the rider’s lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage we call the Annual Benefit Percentage, multiplied by a value we call the Benefit Base. The Annual Benefit Percentage is shown on your rider specifications page and is based on the attained age of the youngest Covered Person on the date of the first withdrawal from the contract. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then .will be permanently set according to the youngest Covered Person’s attained age on the Benefit Eligibility Date. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We further describe these terms, and describe the calculation of these values, and how various contract transactions and events affect these values below.

Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals

Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), Phoenix Flexible Withdrawal Protector then guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date. This amount is the Annual Benefit Amount. The Annual Benefit Amount is not available for guaranteed withdrawals prior to the Benefit Eligibility Date. The rider does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the Benefit Eligibility Date may significantly reduce or eliminate the value of the rider benefit. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See “Taking Withdrawals”.

So long as your remaining Benefit Base is greater than zero when you reach the Benefit Eligibility Date, we will then calculate the Annual Benefit Amount that becomes available to you at that time. The Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base on that date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Additionally, withdrawals that exceed the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments

If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option and until the death of the surviving spouse under the spousal life option. The Annual Benefit Amount is not available for guaranteed payments until the Benefit Eligibility Date.

Asset Allocation or Strategic Program Requirement

If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options and programs.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Customer Service Office. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector

Since the rider is purchased with the contract, the rider date is the same as the contract date and rider years are measured the same as contract years.

“Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option) this percentage is reset on the Benefit Eligibility Date according to the youngest Covered Person’s attained age.

Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

For riders issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.

“Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.

●	For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

●	For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

“Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

●	For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

●	Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (See “Definition of “Spouse” under Optional Benefits” for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base

The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount we will pay to you each year.

Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial purchase payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount, which, prior to the Benefit Eligibility Date, is zero. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional purchase payments, and may be increased as a result of the roll-up and step-up features.

Additionally, except for contracts issued in the state of New York, the Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the Benefit Base below. Under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial purchase payment plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent purchase payments in the first rider year, plus 100% of other subsequent purchase payments.

Sample Calculation of the Maximum Benefit Base

Assume that the initial purchase payment on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

Now assume that you make an additional purchase payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

Then assume that you make another purchase payment of $15,000, but that this purchase payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and Features Causing Recalculation of the Benefit Base

●	Purchase Payments Received After the Rider Date

If we receive purchase payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each purchase payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in “Taking Withdrawals” below.

If any withdrawal has been made from the contract on or prior to our receipt of an additional purchase payments, we will not increase the Benefit Base as a result of purchase payments made after such withdrawal.

●	Roll-up Feature

The rider includes a roll-up feature. This feature is only available to you if you have not taken any withdrawals from the contract. A roll-up feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period. Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent purchase payments” means purchase payments received after the rider date, excluding purchase payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage (“Roll-Up Percentage”), currently 6.5%, except for contracts issued in New York. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by the Roll-Up Percentage.)

For New York contracts the current percentage used to calculate the roll-up amount (“Roll-Up Percentage”) is determined in accordance with the following table:

Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
54	5.0%	59-60	5.0%
55-56	5.5%	61	5.5%
57	6.0%	62	6.0%
58+	6.5%	63+	6.5%

In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person’s attained age on the rider date. Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.

Except for New York contracts, if you are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent purchase payments received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.

●	Rider Anniversaries During the Roll-up Period

On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

●	the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);

●	the sum of (i) the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.

Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent purchase payments during the prior rider year and the automatic step-up has not been suspended.

Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

●	Contract Value = $105,000

●	Sum of (i) and (ii) = $106,500

(i)	Benefit Base on prior rider anniversary = $100,000

(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%

Your Benefit Base will be $106,500.

Example 2—Application of the roll-up amount when there is a prior automatic step-up.

Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your contract value is $110,000, you have not made any subsequent purchase payments during the prior rider year and the automatic step-up has not been suspended.

Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

●	Contract Value = $110,000

●	Sum of (i) and (ii) = $115,020

(i)	Benefit Base on prior rider anniversary = $108,000

(ii)	The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%

Your Benefit Base will be $115,020.

Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.

Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

Year 1: $106,500 = $100,000 + $6,500

Year 2: $113,000 = $106,500 + $6,500

Year 3: $119,500 = $113,000 + $6,500

The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.

Assume that, on the 4th rider anniversary, your contract value is $115,000 and you have not made any subsequent purchase payments.

Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

●	Contract Value = $115,000

●	Sum of (i) and (ii) = $126,000

(i)	Benefit Base on prior rider anniversary = $119,500

(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

Your Benefit Base will be $126,000.

Example 4—Impact of a Subsequent Premium Payment on the Benefit Base.

Assume the Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the purchase payment.

Assume that, on the 2nd rider anniversary, your contract value is $140,000.

Your Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:

●	Contract Value = $140,000

●	Benefit Base in Effect = $156,500

●	Sum of (i), (ii), and (ii) = $163,000

(i)	Benefit Base on prior rider anniversary = $106,500

(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

(iii)	Subsequent purchase payments during the recently completed rider year =$50,000

Your Benefit Base will be $163,000.

●	The Rider Anniversary Following the End of the Roll-Up Period

If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contracts, on the rider anniversary following the end of the roll-up period, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

●	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

●	the sum of (i) the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.

For contracts other than New York contracts, when we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:

●	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

●	the sum of (i) the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent purchase payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

●	Contract Value = $105,000

●	Sum of (i) and (ii) = $165,000

(i)	Benefit Base on prior rider anniversary = $158,500

(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500 Your Benefit Base will be $165,000.

2.	For contracts other than those issued in New York, assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

●	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

●	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date, and (ii) all subsequent purchase payments received during the first rider year;

●	the sum of (i) the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent purchase payments after the rider date and the automatic step-up has not been suspended.

Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

●	Contract Value = $105,000

●	200% x Sum of (i) and (ii) = $200,000

(i)	Benefit Base on the rider date = $100,000

(ii)	Subsequent purchase payments = $0

●	Sum of (i) and (ii) = $165,000

(i)	Benefit Base on prior rider anniversary = $158,500

(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500 Your Benefit Base will be $200,000.

Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period.

For contracts other than those issued in New York, assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

●	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

●	the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary;

●	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent purchase payments received during the first rider year.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent purchase payments after the rider date and the automatic step-up has not been suspended.

Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

●	Contract Value = $105,000

●	Benefit Base on prior rider anniversary = $180,000

●	200% x Sum of (i) and (ii) = $200,000

(i)	Benefit Base on the rider date = $100,000

(ii)	Subsequent purchase payments = $0

(iii)	Your Benefit Base will be $200,000.

●	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)

On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the Benefit Base on the prior rider anniversary plus any purchase payments since the prior rider anniversary:

●	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

●	the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus if no withdrawals have been taken any purchase payments since the prior rider anniversary.

Assume that you made a withdrawal from the contract. Assume further, your current Benefit Base is $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.

Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

●	Contract Value = $110,000

●	Benefit Base = $106,500

Your Benefit Base will be $110,000.

●	Automatic Step-Up Feature

The Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in “Taking Withdrawals”. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

●	Taking Withdrawals

The following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.

Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000 / $50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is $75,000 - $7,500 = $67,500.

After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.

●	If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

●	If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.

●	You should know that, currently, withdrawals taken after the Benefit Eligibility Date to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

For IRA and qualified plan contracts, cumulative withdrawals in any rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	= the current Annual Benefit Amount;

(b)	= the RMD for the 1st calendar year during the rider year; and

(c)	= the RMD for the 2nd calendar year during the same rider year.

Below are sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.

You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Extended Care Enhancement—This feature is not available for contracts issued in New York.

The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.

Conditions

We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.

●	A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.

●	A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero

The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero

The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit

If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”.

Termination of Phoenix Flexible Withdrawal Benefit

The rider will terminate without value on the date the first of any of the following events occur:

1.	any Covered Person is changed;

2.	annuity payments begin under an annuity payment option as described in the contract;

3.	the contract, to which the rider is attached, terminates;

4.	the owner elects to terminate the rider;

5.	any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

6.	the Contract Value and Benefit Base are both reduced to zero;

7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or

8.	you assign any rights or interest in the rider.

Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals

The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract. Also, withdrawals taken prior to the Benefit Eligibility Date can negatively affect the value of the rider. See “Taking Withdrawal” in the description of the Benefit Base.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider1	X
Cancels your ability to have subsequent purchase payments automatically increase the Benefit Base		X	X
Cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an automatic step-up2		X	X
Purchase payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X

[1]	The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

Additional Programs

If you have any Optional Benefit other than Phoenix Income Protector attached to your contract, you must elect and continue to participate in a single, approved asset allocation program or the Optional Benefit will terminate.

All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program. We do not currently but may in the future vary the fee for the Phoenix Flexible Withdrawal Protector based on the asset allocation program selected.

Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.

Asset Allocation and Strategic Programs

Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs some of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.

For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options”. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Benefits

If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Customer Service Office. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Customer Service Office at the address shown in the glossary section of your prospectus.

Selecting a Program and Option-Contracts with Optional Benefits

If you purchase a contract with an Optional Benefit, other than Phoenix Income Protector, you must select one of the approved programs through which to allocate your purchase payments and Contract Value. When you participate in one of the approved programs all your purchase payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Benefit on your contract.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time.

PROGRAM AVAILABILITY

When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all purchase payments to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted.

Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional purchase payments to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. Please see “Appendix A - Investment Options Available Under the Contract - Investment Restrictions for GMWB” for a table showing program availability during various time periods.

Depending on the terms of your specific contract and the terms of any rider you may have elected, you may be eligible to elect one of the additional programs described below.

●	Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

●	Franklin Income VIP Fund—34%

●	Franklin Mutual Shares VIP Fund—33%

●	Templeton Growth VIP Fund—33%

●	Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009) Since June 22, 2009, new elections of these asset allocation options have not been allowed. Thus, the discussion here is pertinent only to those who had opted for this program prior to that date and who continue to participate in the program.

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

●	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

●	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

●	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

●	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

●	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the Valuation Date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

●	Morningstar Asset Allocation Series

The Morningstar Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFs, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

●	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Balanced ETF Asset Allocation Portfolio—Class II

●	Morningstar Growth ETF Asset Allocation Portfolio—Class II

●	Morningstar Aggressive Growth ETF Asset Allocation Portfolio—Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee. If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. For example, if your selected percentages specified 20% of Contract Value allocated to the subaccount investing in underlying fund A, 70% of Contract Value allocated to the subaccount investing in underlying fund B, and 10% of Contract Value allocated to the subaccount investing in underlying fund C, and investment performance caused those allocations to change, we would rebalance back to those percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding valuation date. You may start or discontinue this program at any time by submitting a written request or calling our Customer Service Office (see Glossary for address). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the variable investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the variable investment option from which funds will be transferred (sending investment option), and if the value in that variable investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending variable investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. For example, if you had $3600 in GIA, you could transfer $600 per month to your desired subaccounts until the $3600 had been transferred completely after 6 months.

Upon completion of the Dollar Cost Averaging Program, you must notify us at (800) 541-0171 or in writing to our Customer Service Office (see Glossary for address) to start another Dollar Cost Averaging Program.

All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Customer Service Office.

After the cancellation date, you may transfer the net value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the variable investment options without being subject to the Maximum GIA Percentage.

We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

If you own the GMIB or GMWB, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program.

If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Ibbotson Strategic Asset Allocation Program.

If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

We may at different times offer an Interest Investment Program. Under this program, interest earned on purchase payments allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

You may elect to transfer interest earned on purchase payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next Valuation Date.

You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program.

To start or stop the Interest Investment Program, you must notify us at (800) 541-0171 or write to our Customer Service Office (see Glossary for address). As an example, if you had $10,000 in GIA and the crediting rate were 1%, you could have automatically transferred the $100 interest earned per year.

Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each variable investment option and the GIA bearing a pro rata share. For example, you could specify that $500 be withdrawn each quarter, and the $500 would be taken pro rata from each variable investment option and the GIA automatically.

The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

You may start or terminate this program by sending written instructions to our Customer Service Office (see Glossary for address) in the manner or format specified by us. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59½. See “Federal Income Taxes.”

Surrender of Contract and Withdrawals

If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Under Annuity Option K and Annuity Option L (discussed below in the Annuity Payments Option section), you can receive annuity payments under those options and also take unscheduled withdrawals. To make an unscheduled withdrawal, you would complete and submit our prescribed form just as you would do with respect other types of partial withdrawals. There is no free withdrawal amount with respect to an unscheduled withdrawal under Annuity Options K and L, and thus, you are subject to a surrender charge. Please be aware that if you were to exhaust the Contract Value through such unscheduled withdrawals, the Contract would terminate. From a federal tax perspective, unscheduled withdrawals are treated in the same manner as other partial withdrawals. If you surrender the contract, the proceeds you receive upon surrender will be reduced by the amount of any outstanding loan and accrued loan interest.

Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Customer Service Office. Note that we reset the 10% amount each Contract year, rather than carry over all or any part of the 10% amount from the prior contract year. Withdrawals are subject to income taxes. In particular, if you have not reached age 59½, a 10% penalty tax may apply on taxable income withdrawn. See “Federal Income Taxes.”

The appropriate number of accumulation units of a variable investment option will be redeemed at their value next determined after the receipt by our Customer Service Office of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple variable investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See “Qualified Plans--Tax Sheltered Annuities.” A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details. Requests for partial withdrawals or full surrenders should be mailed to our Customer Service Office. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

The contract will terminate, if on any valuation date the contract value is zero. Nassau Life will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

●	Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

●	Death of an Owner—Multiple Owners

If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

●	Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

●	Death of Owner who is not the Annuitant

If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

●	Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

●	Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

What is the Death Benefit Amount?

The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

●	Death Benefit Option 1--Return of Premium

Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

a)	the sum of all of purchase payments, less adjusted partial withdrawals (as defined below); or

b)	the contract value on the claim date.

●	Death Benefit Option 2--Annual Step-Up

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

a)	the sum of all purchase payments, less adjusted partial withdrawals (as defined below); or

b)	the Contract Value on the claim date; or

c)	the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 80, the death benefit is the greater of:

a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all purchase payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner r attaining age 80; or

b)	the Contract Value on the claim date.

If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.

Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of purchase payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of

(1)	the step-up amount at the end of the prior contract year, plus any purchase payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year;

or

(2)	the Contract Value.

If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

The amount of a death benefit is determined as of the claim date, which is the date on which we receive due proof of death in good order. We pay death benefit proceeds within seven days after receipt of due proof of death in good order. No surrender charge is imposed on the death benefit amount, regardless of how the death benefit amount is paid out. The death benefit amount is reduced by the amount of any outstanding loan and accrued loan interest.

If the beneficiary makes no election regarding how the death benefit is to be paid out and the death benefit amount is more than $5000, then we will transfer the death benefit amount to the Concierge Account, a retained asset account. If there is no such election but the death benefit amount is $5000 or less, then we deliver the death benefit proceeds in the form of a check. A beneficiary who does elect the manner in which the death benefit is settled can choose from several options, including lump sum, continuing the contract (if a surviving spouse), applying the death benefit proceeds to an annuity option, or affirmatively electing that the death benefit proceeds be transferred to the Concierge Account. In settlement-related materials that we deliver to beneficiaries to help them with their choice, we describe the available annuity options—which are a subset of the annuity options set forth in this prospectus (e.g., life annuity with specified period certain). There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

The Concierge Account is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.

As an illustration of how one death benefit option operates, if death occurs before age 80, purchase payments less withdrawals were $30,000, Contract Value as of the claim date were $25,000, and the Annual Step-Up Amount on the claim date were $35,000, then the death benefit amount would be the greater amount—$35,000.

Payment Upon Death After Maturity Date

If an owner who also is the Annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the Annuitant’s death. If the Annuitant who is not the owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the contract beneficiary according to the payment option in effect at the time of the Annuitant’s death. If an owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.

The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Retained Asset Account

Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum or you make no election, the proceeds of the death benefit equal to more than $5000 payable to an individual, trust or estate will be applied to the Concierge Account (“CA”), an interest bearing draft account with check writing privileges. The CA is generally not offered to corporations or similar entities. You may opt out of the CA at any time by writing a check from the CA for the full amount of your balance or by calling our Customer Service Office. A supplementary contract may be issued when death benefit proceeds are paid through the CA.

The CA is part of the general account of Nassau Life. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the CA. As part of Nassau Life’s general account, it is subject to the claims of Nassau Life’s creditors. Nassau Life may receive a financial benefit from earnings on amounts left in the CA. The guarantee of principal is based on the claims-paying ability of Nassau Life and principal is covered by the state guaranty association. Interest paid on amounts in the CA is taxable as ordinary income in the year such interest is credited. Amounts in the CA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.

Unclaimed Property

States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.

Participant Loans Under 403(b) Plans

Loans from the Contract are made only to those who are plan participants invested in a contract we have sold to a plan qualified under Section 403(b) of the Code. For these contracts, the minimum loan amount is $1000. The maximum loan amount cannot be more than the greater of (a) 90% of the first $10,000 of Contract Value minus any surrender charge (b) 50% of the Contract Value minus any surrender charge and (c) with respect to any amount taken from the GIA to fund the loan, the amount withdrawn from GIA may not exceed the greater of $1000 or 25% of the Contract Value in GIA when the loan is made. In no event can the loan amount exceed $50,000. In connection with each loan, there is an administrative fee equal to $15 maximum, but currently we do not impose that fee.

A participant may request (a) a proportionate loan, in which amounts withdrawn from Contract Value in connection with the loan are taken pro rata from the investment options in which the participant’s Contract Value is invested at the time of the loan request or (b) a loan as to which the participant specifies the investment options as to which amounts will be withdrawn and the amount to be withdrawn from each investment option. If the participant fails to specify either option, we will process the loan as a proportionate loan.

Amounts withdrawn from the participant’s investment options in connection with a loan are not subject to a surrender charge when withdrawn and are deposited into our loan security account, which is part of our general account. In the Federal Truth in Lending Disclosure that we will deliver to the participant when the loan is made, we will disclose, among other things (a) the differential between interest credited to amounts held as collateral in the loan security account and the interest rate we charge on the loan and (b) the loan repayment schedule. Generally, the interest rate charged for the loan is 2% annually and the interest paid on the loan collateral held in our loan security account is 0%. Simple loan interest accrues on a daily basis.

With respect to loan repayment, the outstanding loan balance becomes immediately due upon any of the following events (a) the later of the participant’s “applicable age” and separation from employment with the current employer (b) receipt of election to terminate the contract or (c) our receipt of due proof of death.

As part of the process by which a participant takes a loan, the participant also commits to a loan repayment schedule (e.g., paying off the loan on a monthly basis). Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent purchase payments allocation on file with us. Under section 72(p) of the Code, if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Because a participant loan is funded through a withdrawal from the contract, amounts borrowed under a contract do not participate in the investment experience of the Separate Account. As such, loans can affect the Contract Value, the death benefit, and optional benefits whether or not the loan is repaid. It also is the case that Contract Value at surrender and the amount of the death benefit (where the death benefit amount is based on Contract Value) will be reduced by the amount of any outstanding loan (and accrued interest).

Internet, Interactive Voice Response and Telephone Transfers

In addition to making requests in writing using a form authorized by Nassau Life, you may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response, telephone, or fax. The Company may discontinue Internet, Interactive Voice Response, and telephone transfers at any time.

Nassau Life will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information. You will receive written confirmation of all transfers. Nassau Life may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Nassau Life reasonably believes to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more variable investment options and the GIA. A transfer from a variable investment option will result in the redemption of Accumulation Units and, if another variable investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Customer Service Office of notice of election in a form satisfactory to us. A transfer among variable investment options or the GIA does not automatically change the purchase payment allocationschedule of your contract.

You may also request transfers and changes in payment allocations among available variable investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges by telephone or otherwise may be difficult to exercise. In such cases you should submit written instructions.

Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Customer Service Office except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

No surrender charge will be assessed when a transfer is made. The date a purchase payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section entitled,”GIA.”

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among variable investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among variable investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a variable investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

●	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

●	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

●	increased brokerage and administrative expenses.

To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the variable investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any variable investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

●	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

●	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Customer Service Office by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

●	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

●	implement and administer redemption fees imposed by one or more of the underlying funds, or

●	impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts or policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf (for some registered representatives, this may not be permitted), he or she may submit your transfer request in a batch of requests for multiple contracts owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Nassau Life and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Nassau Life has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict contract holders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any variable investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”

If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments. The annuitized Contract Value is reduced by the amount of any outstanding loans plus accrued interest.

Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 73 (72 for individuals who attained that age before January 1, 2023) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”).

The maturity date election must be made by written notice and must be received by our Customer Service Office 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see “Tax Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”

Annuity Payment Options

Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Customer Service Office on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. Once annuity payments have commenced, the Annuity Option may not be changed, and (except with respect to Annuity Payment Option K and Annuity Payment Option L), you may no longer withdraw Contract Value.

With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each variable investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each variable investment option to which annuity units are credited.

To determine the variable annuity payment for a given period for a single given variable investment option, we multiply the number of annuity units for that investment option by the annuity unit value for that investment option as of the last business day of the period – resulting in a dollar figure. We perform that same calculation with respect to the other variable investment options as to which you have annuity units. We then add the amounts for each such investment option. We make the annuity payment on the annuity payment date or on the first business day following the annuity payment date if the annuity payment date doesn’t fall on a business day, in a given period.

The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the variable investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the variable investment options. For more information, see “Charges For Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Customer Service Office well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period

A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B—Non-Refund Life Annuity

A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option D—Joint and Survivor Life Annuity

A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option E—Installment Refund Life Annuity

A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G—Payments for Specified Period

A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H—Payments of Specified Amount

Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain

A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain

A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K—Variable Annuity for a Specified Period

A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each variable investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Life Expectancy Annuity

This option provides a variable income which is payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Option M—Unit Refund Variable Life Annuity

This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each variable investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each variable investment option will be calculated as follows:

1)	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2)	the sum of the annuity units released from the investment option to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N—Variable Non-Refund Life Annuity

A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant. Under this option, it is possible that no payment ever will be received if death occurs prior to the first payment being made.

Other Options and Rates

We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. In addition, beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete post-death distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before selecting a payout option with a qualified contract.

Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain their applicable age (For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70 ½. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75). Minimum distribution requirements do not apply to Roth IRAs during the Owner’s lifetime. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain their applicable age. Administratively, we will assist contract holders with compliance with the RMD requirements.

Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

Currently, transfers between variable investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

Variable Account Valuation Procedures

Valuation Date

A valuation date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. Eastern Time).

Valuation Period

Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Miscellaneous Provisions

Assignment

Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Customer Service Office.

A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

Death Benefit

In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Suspension of Payments or Transfers

Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any accumulation units at times when:

➣	the NYSE is closed other than customary weekend and holiday closings;

➣	trading on the NYSE, as determined by the SEC, is restricted;

➣	an emergency, as determined by the SEC, exists, as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

➣	the SEC may by order permit for the protection of security holders.

Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Customer Service Office. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

Free Look Period

We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A different Free Look Period or amount may be required by state or federal law.) You may receive more or less than the initial purchase payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial purchase payment has been allocated to the GIA, we also will refund any earned interest. However, if applicable state law requires a return of purchase payments, we will return the greater of purchase payments less any withdrawals or the Contract Value less any applicable surrender charges.

Amendments to Contracts

Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

If, in the judgment of Nassau Life’s management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another variable investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract

Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least equal to the required distributions upon death stipulated by Section 72(s) of the Internal Revenue Code and its accompanying rules and regulations with respect to non-qualified contracts, or to the required minimum distributions with respect to qualified contracts (such distributions referred to generically in this section as “Required Distributions”). See also the section Federal Income Taxes below. Electing a “stretch” payout may provide tax advantages to the beneficiary.

This Feature is available to certain individual or trust beneficiaries of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by Nassau Life (or its affiliates) or issued by a company unaffiliated with Nassau Life. If the beneficiary of a contract issued by a company unaffiliated with Nassau Life purchases this Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

If this Feature is elected, we will assist with the calculation of the Required Distributions and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct Required Distributions is actually withdrawn from the contract each year.

The following guidelines will apply when we administer this Feature:

●	We will assist with the calculation of the Required Distributions each year in accordance with the Internal Revenue Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Internal Revenue Code requirements and the amount may be different from the year-end account value.

●	With certain exceptions, a non-spouse beneficiary’s share of the death benefit must be distributed within ten years.

●	For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the Required Distributions will continue to be made at least as rapidly as were made during the deceased Owner’s life.

●	If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning date, we will use the remaining life expectancy of the deceased to compute remaining payments.

●	The annual Required Distributions must be withdrawn each year. For a non-qualified contract, the first Required Distribution must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first Required Distribution must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.

●	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone Required Distributions until the year the deceased spouse would have attained their applicable age. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the Required Distributions must begin when the surviving spouse attains their applicable age. See “Spousal Definition” for further discussion of spousal qualifications.

●	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the Required Distributions are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.

●	The Required Distribution may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

●	In addition to Required Distribution amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).

●	The beneficiary who elects this Feature may continue or change the investment options from those that the deceased Owner selected.

Additional information regarding our administration of this feature is provided in an election form , available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

The contracts are designed for use independent of a formal retirement plan (i.e., a non-qualified contract) and with qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified contract for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

Income Tax Status

We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Nassau Life and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Contracts

Code section 72 governs taxation of annuities. In general, a contract holder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently.

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the contract holder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the contract holder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

Upon receipt of a lump sum payment under the contract, the contract holder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.

For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

Withholding of federal and state income taxes on taxable distributions may be required unless the ontract holder properly elects not to have any amounts withheld and notifies us of that election on the required forms and under the required certifications. Certain contract holders cannot make this election.

Partial Annuitization

If permitted by contract, a contract holder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

Amounts surrendered, withdrawn or distributed before the contract holder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract holder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (v) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if a contract holder dies on or after the annuity starting date, and before the entire interest in the contract has been distributed, the remainder of the contract holder’s interest will be distributed at least as rapidly as the method in effect on the contract holder’s death; and (b) if a contract holder dies before the annuity starting date, the contract holder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract holder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

If the primary Annuitant, which is not the contract holder, dies before the annuity starting date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the contract holder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

If the contract holder dies on or after the annuity starting date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are tax in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Transfers, Assignments, or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. Such transfers, assignments or exchanges are not permitted under a qualified Contract held by a retirement plan or IRA.

Contracts Owned by Non-Natural Persons

If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan. The preceding and following discussion generally applies to contracts owned by natural persons.

Section 1035 Exchanges

Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the contract holder by the original insurer and then transmitted from the contract holder to the new insurer.

Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Contract holders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract holder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Additional Tax on Net Investment Income (“Medicare Tax”)

In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.

Diversification Standards

Diversification Regulations

Code section 817(h) requires that all variable contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

●	55% in any 1 investment

●	70% in any 2 investments

●	80% in any 3 investments

●	90% in any 4 investments

A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which contract holder control of the investments of the Separate Account will cause the contract holder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the contract holder have control of the assets held in the separate accounts. A contract holder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a contract holder has too much “investor control” of the assets supporting the separate account funds, then the contract holder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract holder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract holder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract holder and us regarding the availability of a particular investment option and, other than the contract holder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as contract holders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a contract holder’s named beneficiary designation or elected annuity payment option may not be enforceable.

Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.

Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit provided by the contract is part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the ontract holder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the contract holder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

The IRS has issued guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.

The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of loans taken under annuity contracts treated as a tax-sheltered annuity or tax-deferred annuity under Section 403(b) of the Code and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact us.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These premium payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

Code section 403(b)(11) imposes certain restrictions on a contract holder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

Salary reduction contributions may be distributed upon hardship, but would generally be subject to penalties. If a contract holder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the contract holder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code.

Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.

Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Income Tax Regulations require that the employer have a written 403(b) Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.

Corporate Pension and Profit-Sharing Plans

Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract holder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the contract holder, lifetime withdrawals are received without tax.

Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract holder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the contract holder or Annuitant (as applicable); (c) distributions attributable to the contract holder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract holder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract holder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a contract holder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the contract holder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the contract holder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the contract holder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the contract holder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military; and effective January 1, 2020 up to $5,000 upon the birth or adoption of a child (m) to terminally ill individuals or, for certain plans; (n) distributions in connection with federally declared disasters; and (o) up to $2,500 for certain long term care policy premiums. The exceptions stated in items (e), (h) and (n) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Additional exceptions may apply in limited situations. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.

Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age or (b) the calendar year in which the employee retires ((b) does not apply to an IRA). For individuals who reached age 70½ before January 1, 2020, the applicable age, as defined in Section 401(a)(9)(C)(v), is 70½. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022, and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the contract holder’s lifetime. This commencement date is referred to as the “required beginning date,” as defined in Section 401(a)(9)(C)(i) of the Code. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the required amount not distributed (which may be reduced to 10% if corrected within a two-year correction period). The life expectancy is based on tables published from time to time by the Internal Revenue Service.

The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

An individual is required to take distributions from all of his or her retirement accounts; however in some cases, if the individual has two or more IRA accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has two traditional IRA accounts, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two accounts.

For IRAs, we are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each contract holder concerning the RMD computations for his or her annuity contract.

In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original contract holder died prior to the required beginning date, and designated a contract beneficiary, then the full account value generally must be distributed either by the end of the tenth calendar year after the year of the owner’s death. For spouses, certain “qualified designated beneficiaries”, and other situations as permitted by the Code and IRS, the full account value may be distributed over a period of no longer than the life expectancy of the beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death.

In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.

Withholding and Information Reporting

We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the contract holder or beneficiary provide certain information, including social security number or tax identification number and current address.

In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. “Eligible Rollover Distributions” from certain qualified contracts are subject to a 20% mandatory withholding unless directly rolled over to an eligible retirement plan. Special withholding rules apply to payments made to nonresident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a contract holder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

The Internal Revenue Code provides special provisions relating to a spouse.

The Contract provides that upon your death, a surviving spouse may have certain options and rights that he or she may elect to exercise under Section 72(s) or 401(a)(9) of the Code. All Contract provisions relating to spousal rights are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

All individuals should contact their tax advisors regarding their personal tax situations.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.

We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Sales of Variable Accumulation Contracts

Nassau Life has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter of the securities offered through this prospectus, pursuant to the terms of an underwriting agreement. 1851, which is under common control with Nassau Life, also acts as the principal underwriter of other variable annuity contracts and variable life insurance policies issued by Nassau Life and its affiliated companies. Nassau Life or an affiliate reimburses 1851 for expenses 1851 incurs in underwriting the contracts (e.g. commissions payable to retail broker-dealers who sell the contracts). 1851 does not retain any fees under the contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Nassau Life enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the contracts but are exempt from registration. Applications for the contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Nassau Life under applicable state insurance law and must be licensed to sell variable insurance products. Nassau Life has offered the contract in jurisdictions where it is licensed to do business and where the contract is approved. The Contracts are no longer offered to new purchasers.

Compensation

Broker-dealers who have selling agreements with 1851 and Nassau Life are paid compensation for the promotion and sale of the contracts. Registered representatives who solicit sales of the contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

This contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the contract. For example, any profits Nassau Life may realize through assessing the mortality and expense risk charge under your contract may be used to pay for sales and distribution expenses. Nassau Life may also pay for sales and distribution expenses out of any payments Nassau Life or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. Proceeds from the surrender charge may be used to reimburse Nassau Life for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your contract.

We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

State regulation of Nassau Life includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

Reports showing the contract value will be furnished to you at least annually.

Voting Rights

As stated before, all of the assets held in a variable investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

Matters on which owners may give voting instructions include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

Nassau Life (NNY) - Legal Proceedings

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

APPENDIX A – Investment Options Available Under The Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com. Depending on the optional benefits you chose, if any, you may not be able to invest in certain variable investment options.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3,4] - Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,8] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 7 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[9] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,5] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,6] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Formerly known as Invesco V.I. Capital Appreciation Fund.

5 Formerly known as Wanger International.

6 Formerly known as Wanger Acorn.

7 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

8 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

9 Formerly known as Templeton Developing Markets VIP Fund (Class 2).

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option. Depending on the optional benefits you chose, if any, you may not be able to invest in a fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

Investment Restrictions for GMWB

If you elected an optional GMWB rider, you must allocate all purchase payments and Contract Value to one “program” that is available at the time of your election. Contract Value and purchase payments may never be allocated to more than one program. You may, at any time, switch your program to any other available program, but transfers of partial Contract Value are not permitted. We may discontinue, modify, or amend programs and we may make different programs available in the future. Regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional purchase payments to that program. In general, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods. For additional information, see “Additional Programs - Asset Allocation and Strategic Programs” in the prospectus.

	Phoenix Flexible Withdrawal Protector	GMWB 2007
Beginning 6/22/09	Phoenix Dynamic—The following asset allocation options are available:	Phoenix Dynamic—The following asset allocation options are available:
	● Moderate	● Moderate
	● Moderate Growth	● Moderate Growth
3/9/09—6/21/09	Ibbotson-Strategic—The following asset allocation options are available:	Ibbotson Strategic—The following asset allocation options are available:
	● Conservative	● Conservative
	● Moderately Conservative	● Moderately Conservative
	● Moderate	● Moderate
	Franklin Founding	● Moderately Aggressive
● Aggressive
Franklin Founding
11/17/08—3/8/09	Same as later periods above	Same as later periods above
Prior to 11/17/08	Ibbotson Strategic—The following asset allocation options are available:	Same as later periods above
● Conservative
● Moderately Conservative
● Moderate
● Moderately Aggressive
Franklin Founding

APPENDIX B – State Specific Contract Differences

Phoenix Spectrum Edge+

State Variations

Alabama

●   Purchase payments are only permitted during the first three contract years.

●   The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

●  the date the annuitant attains age 95;

●  10 years from the contract date.

California

For issue ages 60 and over:

●  This contract will have a free look period of 30 days. During the free look period, the contract value will be invested in a money market investment option and the owner has the right to cancel the policy and receive a refund of the purchase payments paid (less withdrawals).

Connecticut	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Georgia	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Idaho	● This contract will have a free look period of 20 days.

Louisiana	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Maryland

●   Purchase payments are not permitted within three years of the maturity date.

●   The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

●   the date the annuitant attains age 95;

●   10 years from the contract date.

●   For the GMAB Rider:

B-1

●    This rider will terminate at the earlier of:

●  the tenth contract anniversary;

●   the date any portion of the contract value is no longer allocated to one of the asset allocation options approved for use with this rider;

●   death of any owner, unless spousal continuation has been elected;

●   annuitization of the base contract;

●   a written request from the contract owner; and

●   termination of the base contract.

Massachusetts

●   Purchase payments are not permitted within seven years of the maturity date.

●   This contract will have a free look period of 10 days (20 days for replacements).

●   If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

●   The Guaranteed Interest Account (GIA) is not available.

●   Phoenix reserves the right to charge a transfer fee of $20 per transfer after the first six transfers in each contract year.

Michigan	● The annual administrative charge is $30.

Minnesota

●   The minimum guaranteed rate for the GIA will not be less than 1.00% or greater than 3.00%. Refer to the contract for a more detailed description.

●   The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

● the date the annuitant attains age 95;

● 10 years from the contract date.

●   Purchase payments are not permitted within seven years of the maturity date.

Missouri	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Nebraska	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

New Jersey

●   Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year.

●   The maturity date can range from a minimum of one year from the contract date up to the later of:

● the date the annuitant attains age 95;

● 10 years from the contract date.

B-2

New Mexico	● The annual administrative charge is $30. ● Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year.

New York

●   The annual administrative charge is $30.

●   The maturity date can range from a minimum of 13 months from the contract date up to the later of:

●   the date the annuitant attains age 90;

●   10 years from the contract date.

●   For the GMIB Rider:

●   The Effective Annual Rate will not be set equal to 0.0% if the GIA value is greater than 40% of the base contract value on any:

● Purchase payment date;

● transfer date; or

● withdrawal date.

●   The annual fee is deducted from the individual investment options only (not the GIA) on each contract anniversary and upon full surrender of the base contract.

North Carolina	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

North Dakota	● This contract will have a free look period of 20 days.

Oklahoma	● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

Oregon

●   Purchase payments are only permitted during the first three contract years.

●   If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

●   The maximum GIA allocation for each premium payment is 100%.

●   Transfers are permitted to the GIA:

● in the first contract year; or

● if they would cause the GIA value to exceed 5% of the contract value.

B-3

South Carolina	● This contract will have a free look period of 20 days.

Texas

●   Nassau Life reserves the right to charge a fee of $10 per transfer after the first 12 transfers in each contract year; or limit the number of transfers to 12 per contract year.

●   The annual administrative charge is $30.

Utah	● This contract will have a free look period of 20 days. ● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).
Washington

●   Purchase payments are not permitted within seven years of the maturity date.

●   The maturity date can range from a minimum of seven years from the last premium payment date up to the later of:

● the date the annuitant attains age 95;

● 10 years from the contract date.

●   The annual administrative charge is $30.

Wisconsin	● This contract will have a free look period of 20 days. ● If the owner returns the contract within the free look period, they will receive a refund of the purchase payments paid (less withdrawals).

B-4

APPENDIX C – Financial Intermediary Variations

There may be variations in the availability of investment options, contract benefits, and other contract features described in this prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your contract was sold or continues to be serviced. For example, your financial professional may not recommend a particular variable investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations – e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the contracts were distributed, and the terms of our existing selling agreements – we cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits, or other contract features available to you through your financial professional.

C-1

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact our Customer Service Office.

Reports and other information about Nassau Life Insurance Company and the Separate Account is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier number: C000070729

PART B

Big Edge

The Big Edge Plus®

Group Strategic Edge®

The Big Edge Choice® for New York

Spectrum Edge

Spectrum Edge+

Templeton Investment Plus

The Phoenix Edge VA - For New York

Nassau Life Variable Accumulation Account (“Separate Account”)

Nassau Life Insurance Company

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION May 1, 2026

Nassau Life Insurance Company

Home Office:

One American Row

Hartford, Connecticut 06102-5056

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2026. You may obtain a copy of the prospectus without charge by contacting the Nassau Life Insurance Company at P.O. Box 758572, Topeka, Kansas 66675-8572. For overnight delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. You may also call us at: 1-800-541-0171 between the hours of 8:30 A.M. and 6:00 P.M., Eastern Time.

Defined terms used in the current prospectus are incorporated in this SAI. All non-principal risks of investing in these contracts are disclosed in the prospectus.

Nassau Life Insurance Company

Nassau Life, with its home office at One American Row, Hartford, Connecticut 06102-5056, is a stock life insurance company organized under the laws of the State of New York .. Nassau Life is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of Nassau Life is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

The immediate parent of Nassau Life is The Nassau Companies of New York, a Delaware corporation. The Nassau Companies of New York is ultimately controlled by David Dominik. Mr. Dominik ultimately controls Nassau Life through the following intervening companies: The Nassau Companies, Nassau Insurance Group Holdings, L.P., Nassau Insurance Group Holdings GP, LLC and Nassau Financial Group GP Ltd. The nature of the business of Mr. Dominik and the intervening companies includes investing in companies engaged in the business of insurance.

Nassau Life is part of Nassau Financial Group L.P. (the “Nassau Group”). Nassau Life, which at the time was named Phoenix Life Insurance Company, was acquired by the Nassau Group in 2016. In connection with that acquisition, Phoenix Life Insurance Company was re-named Nassau Life Insurance Company in 2018. Other affiliates of Nassau Life include 1851 Securities, Inc., which is the underwriter for the contracts, and the Nassau Companies of New York, which will provide administrative services for the contracts.

On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Nassau Life. On July 1, 1992 the Separate Account’s domicile was transferred to New York. Nassau Life serves as the custodian of the assets of the Separate Account.

Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter for the contracts pursuant to an underwriting agreement dated January 1, 2012. 1851 is under common control with Nassau Life. During 2025, 2024, and 2023, 1851 received $253,365, $302,552, and $352,246 in commissions respectively with respect to the contracts registered in this registration statement. 1851’s principal business address is One American Row, Hartford, CT 06102-5056.

New sales of the contract are no longer being made. The surrender charge under the contracts, and how it is calculated, is described in the prospectus.

Services

Administrative, Marketing and Support Services

Nassau Life and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.

These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Nassau Life and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other Contracts offered by the Nassau Life. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the Contracts.

1

Other Service Providers

Beginning January 2022, management-related services to the Separate Account formerly provided by BNY Mellon began to be provided instead by Zinnia (previously known as SE2, LLC) and Security Distributors, LLC (an affiliate of Zinnia) pursuant to a Master Services Agreement (the “SE2 Agreement”) that those entities have entered into with the Nassau Companies of New York. The services provided under the “SE2 Agreement” are extensive, and include mail services and records management, services in support of new business, underwriting, contract holder engagement, financial administration of the contracts, claims, services with respect to annuitizations, actuarial services, and several other matters.

The Company pays Zinnia fees for these services. These fees are varied and include fees tied to the number of contracts/policies serviced each month as well as fees based on hours devoted by Zinnia personnel. During 2022, 2023, and 2024, the Company has paid Zinnia the fees listed below for services provided to the Separate Account. Zinnia’s administrative office address is P.O. Box 758573 Topeka, KS 66675-8573.

Year Ended December 31,	Fee Paid
2023	$55,894.22
2024	$59,066.69
2025	$58,324.73

Prior to 2022, services to the Separate Account were provided by BNY Mellon. Those services included computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-CEN with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account.

Independent Registered Public Accounting Firm. KPMG LLP, Two Financial Center, 60 South Street, Boston Massachusetts 02111, is the independent registered public accounting firm for the Separate Account and the independent auditor for NNY.

Information Sharing Agreements

Nassau Life has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Nassau Life or the underlying funds in accordance with their established policies.

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.

2

You may elect an annuity payment option by written request as described in your prospectus. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all variable investment options’ accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table1 projected to 1985 with Projection Scale B. We use an interest rate of 3 3⁄8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3 1⁄4% for the 20-year period certain under Options A and F; an interest rate of 3 1⁄2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments

Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4 1⁄2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the variable investment options.

Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each variable investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax- qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each variable investment option. We determine future payments under these options by multiplying the contract value in each variable investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each variable investment option investment.

Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)1 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

We deduct a daily charge for mortality and expense risks and may impose a daily administrative fee with respect to contract values held in the variable investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

[1]	The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

3

RELEVANCE OF FINANCIAL STATEMENTS

The financial statements of Nassau Life Insurance Company should be considered only as bearing upon Nassau Life Insurance Company’s ability to meet its obligations to owners of the contracts, including, but not limited to, the minimum and any declared excess interest credited on accumulation values in the GIA, and they should not be considered as bearing on the investment performance of the subaccounts.

FINANCIAL STATEMENTS

The financial statements of each of the subaccounts of Nassau Life Variable Accumulation Account as of December 31, 2025 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the financial statements of Nassau Life Insurance Company (“NNY”) as of December 31, 2025 and 2024, and for each of the years in the three-year period ended December 31, 2025, have been incorporated by reference herein from the registrant's N-VPFS filing, filed with the Securities and Exchange Commission on April 28, 2026 (File No. 811-03488), and have been incorporated by reference in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report on the aforementioned financial statements of NNY includes explanatory language that states that the financial statements are prepared by NNY using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

4

PART C

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28, 1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Item 27.	Exhibits.

(a)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

(b)	Not Applicable.

(c)	Underwriting Contracts.

	(1)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-68872), filed via EDGAR on November 15, 2001.

	(2)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

	(3)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (Phoenix) and Phoenix Equity Planning Corporation (“PEPCO”), dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

	(4)	Amended and Restated Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (“Phoenix”) and 1851 Securities, Inc. (“1851”), dated January 1, 2012, is incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 033-23251), filed via EDGAR on April 26, 2012.

(d)	(1)	Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

(2)	Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988 and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

(3)	Form of Contract (Group Strategic Edge Form Nos. GD601 and GD603) is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

(4)	Form of Contract (Big Edge Choice for New York Form No. D602) is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 002-78020), filed via EDGAR on February 28, 1997.

(5)	Form of Contract (The Phoenix Edge-VA for New York Form No. D602NY) is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

(6)	Form of Contract (Phoenix Spectrum Edge Form No. 612) is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

(7)	Guaranteed Minimum Income Benefit Rider (Form Number DR81) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

(8)	Guaranteed Minimum Accumulation Benefit Rider (Form DR84) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

(9)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. 06GMWB) is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(10)	Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness (Form No. 08HNW) is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(e)	(1)	Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(2)	Form of Application (Big Edge Plus Form No. OL1340) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(3)	Form of Application (Group Strategic Edge Form No. OL2318) is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(4)	Form of Application (Big Edge Choice for New York Form No. OL2115NY) is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 002-78020), filed via EDGAR on February 28, 1997.

	(5)	Form of Application (The Phoenix Edge-VA for New York Form No. OL2744NY) is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

	(6)	Form of Application (Phoenix Spectrum Edge, Form No. OL3174) is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

(f)	(1)	Amended and Restated Charter of Nassau Life Insurance Company, dated October 9, 2018. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021.

	(2)	Amended and Restated By-Laws of Nassau Life Insurance Company, effective February 2, 2018. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

(g)		Reinsurance Contracts.

	(1)	Amendment, effective January 1, 2002, to Variable Annuity Guaranteed Death Benefit Reinsurance Agreement No. 2637 between Phoenix Life Insurance Company and Connecticut General Life Insurance Company. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(2)	Amendment, effective January 1, 2006 to (a) variable annuity guaranteed death benefit reinsurance agreement between Connecticut General Life Insurance Company and Phoenix Home Life Mutual Insurance Company having an effective date of January 1, 1996 and (b) variable annuity guaranteed death benefit reinsurance agreement between Connecticut General Life Insurance Company and PHL Variable Insurance Company having an effective date of January 1, 1996. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(3)	Settlement Agreement and Treaty Amendment, effective March 7, 2016, among Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, and Connecticut General Life Insurance Company Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(4)	Variable Annuity Guaranteed Death Benefit Reinsurance Agreement, effective January 1, 1996, between Phoenix Home Life Mutual Insurance Company and Connecticut General Life Insurance Company. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(5)	Amendment to the variable annuity guaranteed death benefit reinsurance agreement No. 2636 effective January 1, 1996 between Phoenix Life Insurance Company and Connecticut General Life Insurance Company. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(6)	Notice of Termination, dated March 31, 1999, of the Variable Annuity Guaranteed Death Benefit Reinsurance Treaty Between Connecticut General Life Insurance Company and Phoenix Home Life Mutual Insurance Company, dated January 1, 1996. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(7)	Amendment to the variable annuity guaranteed death benefit reinsurance agreement effective January 1, 2006 between Phoenix Home Life Mutual Insurance Company and Connecticut General Life Insurance Company. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(8)	Amendment No. 6 to Automatic Coinsurance Agreement 3027, effective March 3, 2000. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(9)	Amendment to Pool Reinsurance Agreement No. 3118, effective July 1, 2006. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(10)	Amendment No. 3 to Pool Reinsurance Agreement No. 3008, effective January 1, 2000. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

(h)		Participation Agreements.

	(1)	(a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

	(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

	(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

	(f)	Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(2)	(a)	Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

	(b)	Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and Phoenix Life Insurance Company to RiverSource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(3)	(a)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

	(c)	First Addendum to Fund Participation Agreement dated January 19, 2010 by and between Phoenix Life Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(4)	(a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(5)		Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	(a)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Phoenix Life Insurance Company, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010 .

(i)	Administrative Contracts.

(j)	Other Material Contracts

(1)	Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

(2)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(3)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(4)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(5)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(6)	(a) Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b) Amendment to Distribution and Administrative Services Agreement by and among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, LLC (formerly known as VP Distributors, Inc.), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. dated January 1, 2013 is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 333-123040), filed via EDGAR on June 5, 2015.

(7)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)	BNY Mellon Administrative Agreements.

	(a)	Checking and Financial Recordkeeping Services Agreement between Phoenix Life Insurance Company and PFPC Inc., dated March 24, 2006 Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(b)	Amendment No 1 to Checking and Financial Recordkeeping Services Agreement, dated August 1, 2009 Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(c)	Letter dated January 11, 2011 re renewal of Checking and Financial Services Agreement Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(d)	Letter dated January 28, 2014 re renewal of Checking and Financial Services Agreement Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

	(e)	Amendment No 2. to Checking and Financial Services Agreement, dated May 3, 2016. Incorporated by reference to Registrant’s Post- Effective Amendment No. 62 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2021

(k)		Opinion and Consent of Counsel. Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File no. 002-78020), filed via EDGAR on April 29, 2022.

(l)	(a)	Consents of Independent Registered Public Accounting Firm - FILED HEREWITH

(m)		Not Applicable.

(n)		Not Applicable.

(o)		Not Applicable.

(p)		Powers of Attorney

	(1)	Powers of attorney for David Monroe, Thomas M. Buckingham, Leanne M. Bell, Kevin J. Gregson, Leland C. Launer, Thomas A. Williams. Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 2022.

	(2)	Powers of attorney for Phillip J. Gass and Christine Janofsky. Incorporated by reference to Registration’s Post Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 002-78020), filed via EGAR on April 28, 2023.

	(3)	Power of attorney for Gary France. Incorporated by reference to Registrant's Post-Effective Amendment No. 65 to Registration Statement on Form N-6 (File No. 002-78020) filed via EDGAR on April 30, 2024.

	(4)	Powers of attorney for Michael Magarian, Jordan Price, and Kathy Belfi. Incorporated by reference to Registrant's Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 002-78020).

(q)		Not Applicable.

(r)		Not Applicable.

Item 28.	Directors and Executive Officers of the Insurance Company.

The principal business address of each individual listed below is One American Row, Hartford, Connecticut 06102-5056 (except for Susan A. Zophy, whose principal business address is 15 Tech Valley Drive, Suite 201, East Greenbush, NY 12061-4142).

Name and Principal Business Address	Positions and Offices with Depositor
Phillip J.Gass	President, Chief Executive Officer and Director
Thomas M.Buckingham	Vice President, Chief Growth Officer and Director
Kostas Cheliotis	Vice President, General Counsel, Secretary and Director
Thomas Williams	Director
Kathy Belfi	Director
Kevin J.Gregson	Director
Leland C.Launer	Director
Justin Banulski	Vice President, Investment Accounting
Dana Battiston	Vice President, Actuary
Jan Buchsbaum	Vice President, Chief Product Officer
Sam S.F. Caligiuri	Vice President, Assistant Secretary
Steve L. Carlton	Vice President
Michael Donovan	Vice President, Chief Actuary
Michael Magarian	Vice President, Chief Accounting Officer
John Murphy	Vice President, Corporate Auditor
Vernon Young	Vice President, Group Chief Risk Officer
Susan Zophy	Vice President, Chief Service Officer
Susan L. Guazzelli	Assistant Treasurer
Ping Shao	Chief Compliance Officer, Anti-Money Laundering Officer
Barry Stopler	Assistant Treasurer
Joel Cordoba	Assistant Treasurer
Jordan Price	Vice President, Chief Financial Officer and Treasurer
Sean Ryan	Vice President, Chief Information Security Officer
Joseph Orofino	Vice President, Chief Investment Officer
Angelus Tammaro	Assistant Vice President, Deputy Chief Compliance Officer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or the Separate Account.

The Registrant is a separate account of Nassau Life, a stock life insurance company incorporated under the laws of the State of New York. Nassau Life is an indirect subsidiary of Nassau Financial Group L.P. An organization chart of Nassau Financial Group L.P. is set forth below.

Nassau Financial Group GP Ltd.	Contract
Nassau Financial Group, L.P.	Contract
Nassau Asset Management LLC	100
Nassau CorAmerica LLC	100
Nassau CorAmerica Loan Company LLC	100
Nassau CorAmerica Advisors LLC	100
NCA Realty Partners LLC	100
NCA Realty Partners GP LLC	100
NCA Realty Fund I LP	Contract
NCA Realty Fund II LP	Contract
156W Co-Invest LP	Contract
NCARP SGP LLC	100
Nassau NGC Holdings LLC	100
Nassau Global Credit GP LLC	100
NGC Loan Fund LP	Contract
NGC Enhanced Loan Master Fund LP	Contract
NGC Enhanced Loan Offshore Fund LP	Contract
NGC Enhanced Loan Fund LP	Contract
AIC Credit Opportunities Partners Fund II UGP, LLC	100
AIC Credit Opportunities Partners Fund II GP, L.P.	100
AIC Credit Opportunities Partners Master Fund II, LP	Contract
AIC COP Investments LLC	Contract
AIC COP Facility 2, LLC	Contract
AIC Credit Opportunities Partners Fund II (Offshore), L.P.	Contract
AIC Credit Opportunities Partners Fund II, L.P.	Contract
AIC Credit Opportunities Partners Fund II-A, L.P.	Contract
AIC Credit Opportunities Partners Mini-Master Fund II (Offshore), L.P.	Contract
Nassau Global Credit LLC	100
NGC CLO Manager LLC	100
NGC Management LLC	100
NGC Management (UK) Ltd	100
Nassau NGC Blocker (UK) Ltd.	100
Nassau Global Credit (UK) LLP	99[1]
NGC Opportunities GP LLC	100
NGC Opportunities Master Fund LP	Contract

1 NGC Management (UK) Ltd owns 1%

NGC Opportunities Offshore Fund LP	Contract
NGC Opportunities Onshore Fund LP	Contract
Nassau NPC Holdings LLC	100
Nassau Private Credit LLC	100
Nassau Private Credit GP LLC	100
Nassau Private Credit Onshore Fund LP	Contract
Nassau Private Credit Master Fund LP	Contract
Nassau Private Credit Offshore Fund LP	Contract
NPC Tactical Opportunities Fund LP	Contract
BSL Corporate Credit Opportunities 1 LP	Contract
NPC SGP LLC	100
NPC Diversified Income GP LLC	100
NPC Diversified Income Ratings Passthrough Feeder Fund LLC	Contract
NPC Diversified Income Fund LP	Contract
NPC Diversified Income Master Fund LP	Contract
NPC Diversified Income Offshore Fund LP	Contract
NPC Credit Opportunities Fund GP, LLC	100
NPC Credit Opportunities Onshore Fund, LP	Contract
NPC Credit Opportunities Offshore Fund, LP	Contract
NPC Credit Opportunities Master Fund, LP	Contract
Nassau Alternative Investments LLC	100
NAMCO Services LLC	100
Nassau BPC Holdings LLC	Contract[2]
Nassau Insurance Group Holdings GP, LLC	Contract
Nassau Insurance Group Holdings, L.P.	Contract
The Nassau Companies	100
Nassau Life Insurance Company of Kansas	100
Nassau Life and Annuity Company	100
Nassau Life and Annuity Company ABS C-I	100
Nassau Life and Annuity Company ABS D-I	100
Lynbrook Re, Inc.	100
Nassau Distribution Holdings II LLC	100
Golub Capital NFG Lending Funding I, L.P.	100
Golub Capital NFG Lending Master Fund I, LLC	100
Golub Capital NFG Lending Funding II, L.P.	100
Golub Capital NFG Lending Master Fund II, LLC	100
Fortress Lending Fund IV (NFG) Rated Note Company LLC	50
Fortress Lending Fund IV (NFG) LP	100

2 Equity interests are owned by Nassau Asset Management LLC (11.92%), Nassau Life Insurance Company (22.02%), Nassau Life and Annuity Company (22.02%) and PHL Variable Insurance Company (44.04%).

NSRE Saybrus Holdings, LLC	100
Sunrise Re, Inc.	100
Nassau Re/Imagine LLC	100
Nassau Employee Co-Invest Fund II LLC	51[3]
The Nassau Companies of New York	100
Nassau CLO SPV-I LLC	100
Nassau CLO SPV-II LLC	100
Nassau Life Insurance Company	100
Nassau Life Insurance Company ABS A-I	100
Nassau Life Insurance Company ABS B-I	100

3 Current employees of The Nassau Companies of New York and its affiliates own 52%.

Item 30.	Indemnification.

Section 6.1 of the By-laws of Nassau Life provides as follows:

To the full extent permitted by the laws of the State of New York, Nassau Life shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a director, officer or employees of the company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the company, and at the time of such services, was a director, officer or employee of the company against judgements, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the company seeking indemnification may be entitled.

In addition, the directors and officers of the company are insured against certain liabilities arising out of their conduct in such capacities. The coverage is subject to certain terms and conditions and to the specified coverage limit set forth in the applicable policies.

Under the terms of the underwriting agreement between Nassau Life and 1851 Securities, Inc., Nassau Life will indemnify and hold harmless 1851 Securities, Inc. for any expenses, losses, claims, damages or liabilities (including attorney fees) incurred by reason of any material misrepresentation or omission in a registration statement or prospectus for a variable insurance product for which 1851 Securities, Inc. serves as principal underwriter; provided, however, Nassau Life shall not be required to indemnify for any expenses, losses, claims, damages or liabilities which have resulted from the negligence, misconduct or wrongful act of 1851 Securities, Inc.

Item 31.	Principal Underwriters.

1851 Securities, Inc. (“1851 Securities”)

(a)	1851 Securities, Inc. is the principal underwriter for the contracts and policies supported by the Registrant. 1851 Securities, Inc. acts as principal underwriter for the following investment companies (including the Registrant): First Investors Life Variable Annuity Fund C, First Investors Life Variable Annuity Fund D, First Investors Life Level Premium Variable Life Insurance (Separate Account B); First Investors Life Separate Account E, and First Investors Life Variable Annuity Fund A; Nassau Life Separate Account C; Nassau Life Separate Account D; Nassau Life Variable Accumulation Account; Nassau Life Variable Universal Life Account; PHL Variable Accumulation Account; PHL Variable Accumulation Account II; PHLVIC Variable Universal Life Account; Nassau Life and Annuity Variable Universal Life Account; Delaware Life NY Variable Account A; Delaware Life NY Variable Account B; Delaware Life NY Variable Account C; Delaware Life NY Variable Account D; and KBL Variable Account A. These investment companies are separate accounts of NNY or affiliates thereof. 1851 Securities, Inc. does not serve as depositor, sponsor or investment adviser to any investment companies.

(b)	Directors and Executive Officers of 1851 Securities.

The following are the directors and officers of 1851 Securities, Inc. Unless otherwise noted, each director’s and officer’s business address is One American Row, Hartford, CT 06102.

Name	Position
Stephen Anderson	Chief Compliance Officer and Director
Thomas M.Buckingham	Chairperson and Director
Susan Guazzelli	Vice President, Treasurer and Director
Ping Shao	President and Secretary
Peter Hosner, Jr.	Chief Financial Officer and Director

(c)	1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31A.	Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

Not applicable

Item 32.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Nassau Life Insurance Company located at One American Row, Hartford, CT 06102-5056.

Item 33.	Management Services.

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.

With regard to the variable investment options, Nassau Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Nassau Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 29th day of April, 2026.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
(Registrant)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer, Nassau Life Insurance Company

NASSAU LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer, Nassau Life Insurance Company

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-effective Amendment to Registration Statement No. 002-78020 on April 29, 2026.

Signature	Title

/s/ Phillip J. Gass	President, Chief Executive Officer and Director
*Phillip J. Gass

/s/ Kostas Cheliotis	Vice President, General Counsel, Secretary and Director
Kostas Cheliotis

/s/ Thomas M. Buckingham	Vice President, Chief Growth Officer, and Director
*Thomas M. Buckingham

/s/ Jordan Price	Vice President, Chief Financial Officer and Treasurer
*Jordan Price

/s/ Michael Magarian	Vice President, Chief Accounting Officer
*Michael Magarian

/s/ Kathy Belfi	Director
*Kathy Belfi

/s/ Kevin J. Gregson	Director
*Kevin J. Gregson

/s/ Leland C. Launer	Director
*Leland C. Launer

/s/ Thomas A. Williams	Director
*Thomas A. Williams

By:	/s/ Kostas Cheliotis
Kostas Cheliotis

*	As Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Exhibit 27(l)(a)	Consents of Independent Registered Public Accounting Firm